UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-01880

The Income Fund of America, Inc.
(Exact Name of Registrant as specified in charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of principal executive offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: July 31, 2006

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Reports to Stockholders
[logo - American Funds®]

The right choice for the long term®

The Income Fund of America

Paving the way with income

[photo - path of step stones in pond with lily pads]

Annual report for the year ended July 31, 2006

The Income Fund of America® seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

This fund is one of the 29 American Funds. The organization ranks among the nation’s three largest mutual fund families. For nearly 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2006 (the most recent calendar quarter):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	+3.33%	+7.16%	+9.22%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 29 to 30 for details.

The fund’s 30-day yield for Class A shares as of August 31, 2006, calculated in accordance with the Securities and Exchange Commission formula, was 3.86%, which reflects a fee waiver (3.84% without the fee waiver). The fund’s distribution rate for Class A shares as of that date was 3.54%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 34. Please see the inside back cover for important information about other share classes.

The return of principal for the bond holdings in The Income Fund of America is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. Investing outside the United States is subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund’s prospectus.

[photo - close-up of lily pads with blooming flower]

Fellow shareholders:

Throughout its fiscal year ended July 31, 2006, The Income Fund of America generated solid results. The fund’s 12-month return of 9.8% exceeded the unmanaged Standard & Poor’s 500 Composite Index’s return of 5.4%. Also during this time frame, the fund outpaced the Lipper Income Funds Index’s return of 4.9% and the unmanaged Lehman Brothers Aggregate Bond Index’s return of 1.5%.

A strong, steady showing

During the first half of the fund’s fiscal year, the U.S. economy continued to show solid signs of strength. Fueled in part by the growth in the economy, the S&P 500 outpaced The Income Fund of America over this time frame.

Later in the year, however, the effects of two years of Federal Reserve rate increases, higher energy prices and a softening housing market all took their toll, and the economy and the stock market (as measured by the S&P 500) slowed. The Income Fund of America’s consistent showing throughout the entire period helped the fund surpass the S&P 500 over the fiscal year ended July 31, 2006.

Meeting the income challenge

As the chart on page 3 illustrates, the fund has remained true to its mandate of generating high current income over its lifetime. The last 12 months have been no exception. During its fiscal year, the fund provided shareholders with a generous dividend yield of 3.8% — an amount significantly higher than the S&P 500’s dividend yield of 1.8% and Lipper Income Funds Average’s yield of 2.8%.

Part of our commitment to income includes increasing the fund’s regular dividend when we believe long-term economic, market and investment trends will sustain a higher dividend rate. In response to the Federal Reserve rate hikes, the yields on the fund’s cash and short-term bonds rose. This, coupled with the higher dividends from the fund’s stock holdings, gave us the confidence to raise the regular dividend twice during the fiscal year: once to 17.5 cents a share in December 2005 and then again to 18.5 cents a share in June 2006. At this time, we’re pleased to announce that we will, once again, be increasing the quarterly dividend to 19.5 cents a share beginning with the December 2006 payment.

[Begin Sidebar]
Results at a glance (with dividends reinvested or interest compounded)

Average annual total returns for periods ended July 31, 2006
	1 year	5 years	10 years	Lifetime[1]

The Income Fund of America	+9.8%	+8.8%	+10.3%	+12.6%
Standard & Poor’s 500 Composite Index	+5.4	+2.8	+8.9	+11.8
Lipper Income Funds Index[2]	+4.9	+4.9	+7.2	—[3]
Lehman Brothers Aggregate Bond Index	+1.5	+4.8	+6.3	+8.4[4]
Consumer Price Index (inflation)[5]	+4.1	+2.8	+2.6	+4.7

1Since December 1, 1973, when Capital Research and Management Company became the fund’s investment adviser.
2Source: Lipper. Figures do not reflect the effect of sales charges.
3The inception date for the index was December 31, 1988.
4From December 1, 1973, through December 31, 1975, the Lehman Brothers Government/Credit Bond Index was used because the Aggregate Bond Index did not yet exist.
5Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

The market indexes are unmanaged and do not reflect sales charges, commissions or expenses. Fund returns do not include sales charges.
[End Sidebar]

During the course of the year, quite a few companies in the fund’s portfolio paid special dividends. These included Vodafone, a U.K. telecommunications giant, and E.ON, a leading German utility company that supplies electricity, gas and water to customers throughout Europe. Companies often opt to pay special one-time dividends instead of increasing their regular dividends when the excess capital is a result of short-term trends or isolated events, such as exceptionally strong returns or a sale of a division. Due in large part to these dividends, the fund will be paying a special dividend in December 2006.

A review of your fund’s portfolio

Once again, the fund’s substantial stock holdings in the financial, utility and telecommunication services sectors have been strong contributors to the fund’s above-stock-market returns. These are sectors where we have been finding value and continued success over the past few years.

Within the fund’s financial holdings, commercial banks were a source of higher income as well as solid returns. Although historically they have done poorly during prolonged periods of rising interest rates, commercial banks have expanded into non-lending sources of revenue over the past decade. These sources of revenue — which include investment banking, brokerage and basic transaction fees — have helped commercial banks be profitable in a rising rate environment. As the headwind of rising rates dissipates, we expect commercial bank profits to increase, translating into stronger returns.

In addition to providing a more stable stream of higher income, the fund’s bond holdings generated a modest, yet positive, return during its fiscal year. High-yield corporate bonds were buoyed by a combination of factors, including rising corporate profits, economic growth, low default rates and vigorous demand by investors. Mortgage- and asset-backed securities also contributed to the fund’s bond return. These securities, which have grown in importance and number in the fund’s holdings and the U.S. bond market, tend to be fairly stable sources of income.

As of July 31, 2006, bonds represented approximately 22% of the fund’s total net assets. In anticipation of Federal Reserve increases, we started lowering the fund’s bond holdings in 2004. Now that we believe we’re nearing the end of a rising interest rate cycle, we do not anticipate significantly reducing the fund’s bond holdings further.

[Begin Sidebar]
Striking a balance between return and volatility

The Income Fund of America takes a prudent path to yield. Looking back 10 years, as shown at right, the fund has provided higher returns than bonds and lower volatility than the broader stock market. It has grown faster than the average income fund, without sacrificing steadiness.

For the 10-year period ended July 31, 2006

[begin quadrant graph]

		Average annual total return	Volatility
More return, less volatility quadrant	The Income Fund of America	10.33%	8.22%
Less return, less volatility quadrant	Bonds	6.33	3.63
Less return, more volatility quadrant	Stocks	8.87	15.50
Less return, less volatility quadrant	Income Funds Index	7.23	6.56

[end quadrant graph]

Sources: Stocks — S&P 500; Bonds — Lehman Brothers Aggregate Bond Index; Income Funds Index — Lipper. Returns include reinvestment of all distributions. Volatility is calculated at net asset value by Lipper using annualized standard deviation (based on monthly returns), a measure of how returns over time have varied from the mean; a lower number signifies lower volatility.
[End Sidebar]

Reaping and planting the seeds of long-term opportunities

Our focus on finding good sources of high income and long-term growth opportunities often leads us to invest in companies that are in struggling areas of the market. Over time, the combination of high dividends, low valuations and a recovery in the market, sector or industry can translate into strong returns. This has been the case with the fund’s stock holdings in the utility and telecommunication services sectors, two of the largest sector exposures in its portfolio.

One other struggling area where we’ve recently been finding long-term value and high dividend yields is the pharmaceutical industry. Concerns about Medicare reforms, litigation and patent expirations forced the valuations of many pharmaceutical stocks to their lowest levels in more than a decade. Over the past few years, many of these companies have increased their dividends to a level where they are now appropriate investments for the fund. Like the fund’s holdings in the telecommunication services and utility sectors, we believe these holdings will be strong contributors to the fund’s total return.

Putting results in perspective

Since its inception, The Income Fund of America’s primary objective has been to provide income and, secondarily, growth of capital — all with an eye toward capital preservation. Over the past few years, we’ve been pleased to provide shareholders with higher dividends and stronger returns than the S&P 500. Although our intent is to continue to deliver solid returns, we would like to remind shareholders that the past few years have been exceptional and that the fund’s foremost focus is on income. As you will read in “Paving the way with income” on pages 6 to 11, The Income Fund of America typically outpaces the S&P 500 during declining and flat markets (as it has over the past few years) and lags the market when stock prices climb. For those long-term shareholders who have stayed the course, however, this disciplined income focus has translated into attractive long-term returns with far less volatility than the S&P 500.

Cordially,
/s/ Hilda L. Applbaum

Hilda L. Applbaum
Vice Chairman and Principal Executive Officer

/s/ David C. Barclay
David C. Barclay
President

September 13, 2006

For current information about the fund, visit americanfunds.com.

[Begin Sidebar]
[begin line chart]
A lifetime of high current income

The Income Fund of America’s 12-month dividend yield vs. benchmarks

Year ended July 31

Year-ended	The Income Fund of America	Lipper Income Funds Average	S&P 500
1/31/1975	7.30%	7.28%	4.71%
7/31/1975	7.24	7.07	4.18
1/31/1976	6.30	6.55	3.65
7/31/1976	7.06	6.53	3.66
1/31/1977	6.94	6.31	4.01
7/31/1977	6.15	6.29	4.47
1/31/1978	6.61	6.86	5.28
7/31/1978	6.70	6.73	4.92
1/31/1979	7.56	7.14	5.12
7/31/1979	7.38	7.12	5.19
1/31/1980	7.83	7.56	4.99
7/31/1980	7.63	7.54	4.95
1/31/1981	8.07	8.11	4.81
7/31/1981	8.16	8.56	4.91
1/31/1982	8.75	9.62	5.53
7/31/1982	9.81	10.44	6.37
1/31/1983	7.95	8.84	4.74
7/31/1983	7.95	8.55	4.28
1/31/1984	7.86	8.73	4.36
7/31/1984	8.60	9.64	4.87
1/31/1985	7.69	8.64	4.22
7/31/1985	7.45	8.40	4.07
1/31/1986	7.30	7.95	3.75
7/31/1986	7.27	7.55	3.45
1/31/1987	6.85	6.95	3.03
7/31/1987	7.02	7.09	2.69
1/31/1988	7.62	7.46	3.31
7/31/1988	6.96	7.26	3.27
1/31/1989	6.69	7.01	3.34
7/31/1989	6.67	6.76	3.04
1/31/1990	6.99	7.31	3.37
7/31/1990	7.07	7.40	3.31
1/31/1991	8.12	7.82	3.52
7/31/1991	7.09	7.10	3.11
1/31/1992	6.33	6.61	2.96
7/31/1992	6.05	6.42	2.89
1/31/1993	6.44	5.78	2.83
7/31/1993	6.19	5.05	2.79
1/31/1994	5.56	4.76	2.64
7/31/1994	6.06	4.52	2.80
1/31/1995	6.14	4.90	2.81
7/31/1995	5.55	4.56	2.41
1/31/1996	5.07	4.29	2.18
7/31/1996	5.19	4.50	2.28
1/31/1997	5.09	4.13	1.89
7/31/1997	4.74	3.94	1.61
1/31/1998	4.27	4.03	1.59
7/31/1998	4.32	3.93	1.43
1/31/1999	4.79	3.72	1.29
7/31/1999	4.86	3.89	1.24
1/31/2000	5.40	4.25	1.19
7/31/2000	5.49	4.34	1.15
1/31/2001	4.78	4.31	1.20
7/31/2001	4.80	4.18	1.30
1/31/2002	5.01	3.84	1.40
7/31/2002	5.49	3.67	1.75
1/31/2003	5.45	3.44	1.88
7/31/2003	4.69	3.05	1.66
1/31/2004	4.05	2.62	1.54
7/31/2004	3.98	2.58	1.69
1/31/2005	3.57	2.40	1.64
7/31/2005	3.44	2.33	1.70
1/31/2006	3.75	2.67	1.75
7/31/2006	3.84	2.78	1.83

All numbers calculated by Lipper.
[end line chart]
[End Sidebar]

The value of a long-term perspective

How a $10,000 investment has grown
There have always been reasons not to invest. If you look beyond the negative headlines, however, you will find that despite occasional stumbles, financial markets have tended to reward investors over the long term. Active management — bolstered by experience and careful research — can add even more value. As the chart below shows, over its lifetime, The Income Fund of America (IFA) has delivered higher returns than both the broader stock and bond markets. Dividends, particularly when reinvested, have accounted for a large portion of the fund’s overall results.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com. Fund figures reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment.1 Thus, the net amount invested was $9,425.2

[begin sidebar]
Average annual total returns based on a $1,000 investment
(for periods ended July 31, 2006)*

	1 year	5 years	10 years

Class A shares	3.46%	7.51%	9.68%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 29 to 30 for details.
[end sidebar]

 [begin sidebar]
Expense ratios and turnover rates*
Year ended July 31, 2006
	The Income Fund of America	Industry average†

Expense ratio	0.53%††	0.75%
Portfolio turnover rate	35%	43%

* The expense ratio is the annual percentage of net assets used to pay fund expenses. The portfolio turnover rate is a measure of how often securities are bought and sold by a fund.
† Front-end load income funds, as measured by Lipper.
†† Reflects the fee waiver, 0.56% without the fee waiver.
[end sidebar]

[begin mountain chart]

Year End July 31	IFA [1,7,8] remaining amounts if dividends taken in cash	IFA [1,7,8] with dividends reinvested	Lehman Bros. Aggregate Bond Index [5,6]with interest compounded	Standard and Poor's 500 Composite Index [5] with dividends reinvested
1974 [3]	8,767	9,088	9,378	8,481
1975	10,141	11,391	10,580	9,951
1976	12,155	14,750	11,871	12,066
1977	12,701	16,392	13,189	12,042
1978	12,584	17,403	13,474	12,926
1979	12,693	18,921	14,373	14,069
1980	12,490	20,161	14,602	17,412
1981	12,818	22,484	13,871	19,675
1982	12,256	23,663	16,720	17,063
1983	16,112	33,683	20,383	27,174
1984	15,738	35,721	22,154	26,367
1985	19,443	47,674	27,452	34,914
1986	21,668	57,146	33,353	44,833
1987	23,568	66,671	34,859	62,449
1988	22,341	67,812	37,497	55,109
1989	25,644	83,698	43,200	72,685
1990	24,351	84,639	46,253	77,386
1991	25,390	95,046	51,204	87,239
1992	28,370	113,237	58,770	98,377
1993	29,917	126,680	64,746	106,947
1994	28,788	129,171	64,807	112,457
1995	31,571	150,378	71,358	141,775
1996	34,007	170,618	75,311	165,244
1997	41,731	220,576	83,417	251,353
1998	44,436	245,542	89,980	299,807
1999	45,588	264,664	92,220	360,395
2000	42,276	259,165	97,721	392,724
2001	46,460	299,416	110,124	336,476
2002	41,359	280,397	118,420	257,015
2003	44,136	314,550	124,835	284,354
2004	49,057	364,136	130,876	321,781
2005	54,032	415,525	137,146	366,973
2006	56,985	456,119	139,146	386,700

Year ended July 31	1974 [3]	1975	1976	1977	1978	1979	1980	1981	1982	1983	1984	1985	1986	1987	1988	1989	1990

Value of dividends
Dividends in Cash [8]	$343	$734	$859	$781	$843	$937	$952	$1,046	$1,202	$1,280	$1,344	$1,438	$1,550	$1,636	$1,542	$1,710	$1,577
Dividends Reinvested [8]	$346	$785	$997	$970	$1,117	$1,333	$1,463	$1,743	$2,187	$2,548	$2,895	$3,365	$3,909	$4,431	$4,479	$5,337	$5,269

Value of investment
Dividends in Cash [8]	$8,767	$10,141	$12,155	$12,701	$12,584	$12,693	$12,490	$12,818	$12,256	$16,112	$15,738	$19,443	$21,668	$23,568	$22,341	$25,644	$24,351
Dividends Reinvested [8]	$9,088	$11,391	$14,750	$16,392	$17,403	$18,921	$20,161	$22,484	$23,663	$33,683	$35,721	$47,674	$57,146	$66,671	$67,812	$83,698	$84,639

IFA total return	-9.1%	25.3%	29.5%	11.1%	6.2%	8.7%	6.6%	11.5%	5.2%	42.3%	6.0%	33.5%	19.9%	16.7%	1.7%	23.4%	1.1%

Year ended July 31	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006

Value of dividends
Dividends in Cash [8]	$1,764	$1,715	$1,713	$1,727	$1,752	$1,766	$1,968	$1,959	$2,210	$2,320	$2,226	$2,272	$2,071	$1,944	$1,850	$2,180
Dividends Reinvested [8]	$6,311	$6,579	$6,995	$7,471	$8,046	$8,581	$10,074	$10,530	$12,446	$13,740	$13,913	$14,927	$14,311	$14,072	$13,921	$17,020

Value of investment
Dividends in Cash [8]	$25,390	$28,370	$29,917	$28,788	$31,571	$34,007	$41,731	$44,436	$45,588	$42,276	$46,460	$41,359	$44,136	$49,057	$54,032	$56,985
Dividends Reinvested [8]	$95,046	$113,237	$126,680	$129,171	$150,378	$170,618	$220,576	$245,542	$264,664	$259,165	$299,416	$280,397	$314,550	$364,136	$415,525	$456,119

IFA total return	12.3%	19.1%	11.9%	2.0%	16.4%	13.5%	29.3%	11.3%	7.8%	-2.1%	15.5%	-6.4%	12.2%	15.8%	14.1%	9.8%

Average annual total return for fund's lifetime: 12.41%1

1As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
2The maximum initial sales charge was 8.5% prior to July 1, 1988.
3For the period December 1, 1973 (when Capital Research and Management Company became the fund’s investment adviser), through July 31, 1974.
4Includes reinvested dividends of $222,114 and reinvested capital gain distributions of $98,706.
5The indexes are unmanaged and include reinvested distributions, but do not reflect sales charges, commissions or expenses.
6From December 1, 1973, through December 31, 1975, the Lehman Brothers Government/Credit Bond Index was used because the Lehman Brothers Aggregate Bond Index did not exist. From January 1, 1976, through July 31, 2006, the Lehman Brothers Aggregate Bond Index was used.
7Includes capital gain distributions of $20,157 but does not reflect income dividends of $51,210 taken in cash.
8From April 1990 to September 1994 and from September 2003 to the present, the fund accrued dividends daily but paid quarterly. Dividends reflect quarterly dividends actually paid during the period, while year-end values are adjusted for cumulative dividends accrued but not yet paid.

The results shown are before taxes on fund distributions and sale of fund shares.

[end mountain chart]

[photo - lily pads]

Paving the way with income

Through an ever-changing landscape of rising and falling markets, increasing and declining interest rates and economic booms and recession, your fund has stayed true to its primary objective: to provide shareholders with income.

[illustration - pond with lily pads]

Due in no small part to its unwavering commitment to income, The Income Fund of America has built a long-term track record of consistent results. Over its lifetime, this commitment has helped the fund generate attractive long-term returns with significantly less volatility than the broad stock market, as measured by Standard & Poor’s 500 Composite Index.

Over the next few pages, we’ll explain how The Income Fund of America’s disciplined management approach has helped shareholders.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

The strength of reinvested income

As the table below shows, income dividends are a significant factor in The Income Fund of America’s total return. In fact, since its inception in 1973, income has accounted for approximately 60% of the fund’s lifetime total return.

For the fund’s shareholders, reinvesting dividend income can have an impressive impact on their account values. As the chart on pages 4 and 5 shows, a hypothetical $10,000 investment would have grown to $456,119 over the fund’s lifetime, with dividends reinvested. If dividends were taken in cash, the $10,000 investment would have grown to $56,985 after paying $51,210 in dividends.

“In addition to contributing to the fund’s long-term growth, the fund’s high income has also helped dampen volatility and variability of returns for the fund,” says Hilda Applbaum, the fund’s vice chairman and principal executive officer.

By generating more consistent returns, the fund was able to outpace the S&P 500 over the last full market cycle — even though it significantly lagged the market during the rapid rise of the 1990s. (See “Helping smooth the ups and downs of investing” on page 8.)

“Due to its commitment to income, The Income Fund of America hasn’t had to rely solely on a strong market to generate an attractive return,” says David Barclay, the fund’s president and one of the fund’s fixed-income portfolio counselors.

[Begin Sidebar]
A firm foundation

Each year, The Income Fund of America’s dividends — as measured by income return — have made up a significant part of its total return. Also, they were the only positive returns shareholders received during 2000 and 2002, years that witnessed significant stock market declines.

Fiscal year ended 7/31	Income return	+	Capital return	=	Total return

1997	5.90%		23.38%		29.28%
1998	4.77		6.55		11.32
1999	5.07		2.72		7.79
2000	5.19		-7.27		-2.08
2001	5.37		10.16		15.53
2002	4.99		-11.34		-6.35
2003	5.10		7.08		12.18
2004	4.89		10.87		15.76
2005	3.88		10.24		14.12
2006	4.18		5.59		9.77
[End Sidebar]

[photo - close-up side of lily pad]

[Begin Sidebar]
Helping smooth the ups and downs of investing

In their search for income and growth opportunities, capital preservation is a key consideration for The Income Fund of America’s investment professionals. As a result, the fund’s returns have tended to vary from the S&P 500 during market climbs and declines. While capturing strong market returns is important, history has shown that what matters most to our shareholders and their long-term returns is protecting their investments as much as possible during market declines.

“Although the fund may not keep up with the market when it’s rising, we have been able to do better during market declines,” says Hilda. “The ability to recuperate losses after big market downturns is very challenging, and historically the market hasn’t done a particularly good job of recovering.”

To illustrate that point, the chart to the right shows the S&P 500’s returns from its low to high as well as its high to low over the most recent full market cycle. As you can see, despite falling behind during the extraordinary climb, the fund provided shareholders with a positive return during the market’s precipitous fall and was able to surpass the S&P 500 over the entire period ended July 31, 2006.
[End Sidebar]

[Begin Sidebar]
Cumulative total return over a period that includes the previous full market cycle
[begin bar chart]

	The Income Fund of America	S&P 500*
Low to high 8/31/98 - 3/24/00	11.46%	62.70%
High to low 3/24/00 - 10/9/02	0.71%	-47.35%
Entire period 8/31/98 - 7/31/06	100.25%	50.76%

*The index is unmanaged and includes reinvested distributions.
[end bar chart]
[End Sidebar]

While income can provide a strong footing during all market cycles, a strategy that emphasizes income has worked especially well during declining markets and periods of more modest returns like we’ve had and expect to have over the next few years.

“It’s not unusual for periods of extraordinary returns like the 1990s to be followed by periods when returns are volatile and below long-term averages,” says Hilda. “During times like these, income becomes increasingly important in providing a larger proportion of the total returns.”

The sources behind your fund’s income

To meet its dividend objective, The Income Fund of America invests in a wide variety of securities. These include high-dividend-paying stocks both inside and, to a limited extent, outside the United States, as well as cash, fixed-income and convertible securities.

“Having the flexibility to invest in different asset classes helps us find more income opportunities and deploy assets where our research indicates income and investments are the most attractive,” says Hilda.

Investments in stocks of companies paying dividends have helped minimize the impact of market volatility on the fund’s overall portfolio. In the chart on page 9, stocks from companies paying dividends historically have been more stable and not as affected by market fluctuations as non-dividend-paying companies.

“By declaring and paying a dividend, a company shows that it is willing to share its profits with shareholders,” says Mary Sheridan, an investment analyst for the fund. “It shows the company believes its growth is sustainable on an ongoing basis.”

Cash and bond holdings add ballast to the fund’s portfolio as well. These investments are generally a more significant and sustainable source of income for the fund than their equity counterparts. In fact, rising cash yields over the past few years have helped the fund meet its income objective and increase its quarterly dividend.

“The fund’s fixed-income holdings are the highest income-generating asset class in the portfolio,” says David. “In addition to being an important contributor to the fund’s income dividend, cash and bonds tend to be the most stable part of the portfolio, countering movements in stock prices.”

The fund’s bond holdings are widely diversified in a variety of fixed-income securities. These include the more traditional corporate, U.S. Treasury and agency bonds as well as mortgage- and asset-backed securities — two of the largest and fastest growing sectors in the fixed-income market. (See
“A changing terrain” on page 10.)

“That flexibility within the fund — to invest in an array of U.S. fixed-income securities — has been extremely helpful in generating income,” says David.

A disciplined investment approach for a demanding income mandate

The Income Fund of America employs a unique approach in managing the different types of investments in your fund. The fund’s assets are divided among nine managers, called portfolio counselors. As disclosed in the fund’s prospectus dated October 1, 2006, five of these portfolio counselors focus on stock investments while four are from our fixed-income investment area. Each portfolio counselor manages his or her slice independently and has the freedom to focus on his or her unique areas of investment expertise, subject to the fund’s objectives and overall guidelines.

Also, approximately 23% of the fund’s assets are assigned to a research portfolio, where the fund’s 18 fixed-income and 32 equity analysts can invest in their best investment ideas.

In an effort to meet the fund’s demanding income mandate, the portfolio counselors and the investment analysts each have a yield target that is based on what our extensive research shows is sustainable and attainable in the current economic and market environment. That target is also dependent upon the asset class and their investment area of expertise.

[Begin Sidebar]
How dividend and non-dividend-paying companies compare

The chart below traces the relative change in stock prices for companies paying dividends versus those not paying dividends. As you can see, dividend-paying companies were much less volatile than non-dividend-paying companies during the 20 years from 1985 to 2005. It’s also interesting to note that although many dividend-paying companies did not participate in the dramatic spike of the late 1990s, they still were a source of stable and steady returns.

[Begin line chart]
Dividends dampen volatility in equity total return

	Price-indexed returns
	Dividend payers	Non-dividend payers
28-Dec-1984	100	100
04-Jan-1985	98.42768947	98.8434715
11-Jan-1985	101.0274396	103.5787066
18-Jan-1985	102.7643564	107.3254055
25-Jan-1985	106.0362624	110.9951054
01-Feb-1985	107.2492891	111.228218
08-Feb-1985	109.3270491	113.5557024
15-Feb-1985	109.35075	112.1772411
22-Feb-1985	107.8884737	110.1865481
01-Mar-1985	109.817228	112.5609267
08-Mar-1985	107.1823865	107.9548202
15-Mar-1985	105.9265882	106.014702
22-Mar-1985	106.805462	107.2390573
29-Mar-1985	107.7725892	109.8201637
05-Apr-1985	107.1092737	107.5155112
12-Apr-1985	108.4515854	108.5883684
19-Apr-1985	109.5131563	107.7435555
26-Apr-1985	110.0305062	108.4058405
03-May-1985	107.8986541	106.2002119
10-May-1985	110.753094	113.5674924
17-May-1985	112.8763157	114.869811
24-May-1985	112.8862161	114.0335305
31-May-1985	113.4642484	113.8616411
07-Jun-1985	113.8558635	113.858984
14-Jun-1985	112.6021652	110.3625611
21-Jun-1985	113.7012575	112.1454732
28-Jun-1985	114.8589221	115.2740847
05-Jul-1985	115.4562151	116.607374
12-Jul-1985	116.4528434	116.4431609
19-Jul-1985	117.1776713	118.1109093
26-Jul-1985	114.9539457	117.7827881
02-Aug-1985	114.1023729	119.4704161
09-Aug-1985	112.2680823	115.9020724
16-Aug-1985	111.0018436	115.0109559
23-Aug-1985	111.4785219	114.9766883
30-Aug-1985	112.1756788	113.4864979
06-Sep-1985	111.6982204	113.5071943
13-Sep-1985	107.7348678	109.3353777
20-Sep-1985	107.1934369	108.9053983
27-Sep-1985	106.337844	106.9079738
04-Oct-1985	107.1872867	104.9287657
11-Oct-1985	108.2839189	104.0631678
18-Oct-1985	109.6794027	106.3299802
25-Oct-1985	110.0077953	105.378605
01-Nov-1985	112.3409451	109.0564732
08-Nov-1985	113.9357865	110.9820065
15-Nov-1985	116.4616338	113.5622469
22-Nov-1985	118.388428	115.637123
29-Nov-1985	118.9387191	116.5742775
06-Dec-1985	119.4791299	118.0283107
13-Dec-1985	123.3644495	123.8328305
20-Dec-1985	124.1507098	122.5378438
27-Dec-1985	123.1704021	120.7203983
03-Jan-1986	124.104278	122.2972222
10-Jan-1986	121.2365776	120.651361
17-Jan-1986	122.6390716	124.1088416
24-Jan-1986	121.1893958	124.1691004
31-Jan-1986	124.9996025	125.4379878
07-Feb-1986	126.5488321	126.8339273
14-Feb-1986	129.4101823	130.131771
21-Feb-1986	132.4396989	131.8943607
28-Feb-1986	134.2370681	132.8512373
07-Mar-1986	134.156465	132.6221302
14-Mar-1986	140.5241102	136.4421571
21-Mar-1986	139.0936551	132.9436478
28-Mar-1986	142.0170677	138.3911424
04-Apr-1986	136.4053516	131.815925
11-Apr-1986	140.5874126	136.7172234
18-Apr-1986	144.4107598	139.9110438
25-Apr-1986	144.1493497	138.8045784
02-May-1986	139.5557729	132.711293
09-May-1986	140.7900204	133.7895137
16-May-1986	138.571035	128.0775815
23-May-1986	143.3054173	133.9990365
30-May-1986	146.6368455	135.5037823
06-Jun-1986	145.7263105	131.5200934
13-Jun-1986	145.6129061	130.373672
20-Jun-1986	146.5162409	128.0417589
27-Jun-1986	147.9617965	129.319661
04-Jul-1986	149.1024404	131.4313242
11-Jul-1986	143.7569346	125.3762332
18-Jul-1986	140.3920051	119.243789
25-Jul-1986	142.5743891	121.2260873
01-Aug-1986	139.7020785	116.7845581
08-Aug-1986	139.8255833	119.0890433
15-Aug-1986	145.7952131	124.4174179
22-Aug-1986	147.4910784	126.2470863
29-Aug-1986	149.1185411	128.1314138
05-Sep-1986	147.0085598	127.1448163
12-Sep-1986	135.091701	115.5403922
19-Sep-1986	135.947834	118.8818725
26-Sep-1986	136.2404453	117.8090843
03-Oct-1986	136.9932742	118.0311647
10-Oct-1986	137.4400914	118.1077109
17-Oct-1986	139.403167	118.851384
24-Oct-1986	138.7714427	119.3907108
31-Oct-1986	141.1469342	122.7578181
07-Nov-1986	142.052269	124.6367033
14-Nov-1986	141.4358453	122.4677634
21-Nov-1986	142.3727814	122.059435
28-Nov-1986	143.8989401	124.633869
05-Dec-1986	145.5916053	126.8508545
12-Dec-1986	143.3912206	122.8439892
19-Dec-1986	144.9259797	124.0489372
26-Dec-1986	143.6866319	123.2146054
02-Jan-1987	143.0586078	123.5741993
09-Jan-1987	150.4818936	132.0314511
16-Jan-1987	154.3971443	134.649256
23-Jan-1987	156.6440308	136.9542037
30-Jan-1987	159.0784245	136.7780431
06-Feb-1987	162.6825633	142.2368552
13-Feb-1987	162.2215455	143.0982705
20-Feb-1987	165.3122645	148.2442255
27-Feb-1987	164.7166416	145.5496578
06-Mar-1987	167.7203572	145.0476495
13-Mar-1987	167.1981371	142.5942939
20-Mar-1987	171.6013067	147.9907117
27-Mar-1987	170.5049644	145.0231444
03-Apr-1987	172.5302424	147.644197
10-Apr-1987	167.7601588	145.0277699
17-Apr-1987	164.3968293	142.4968643
24-Apr-1987	160.6824863	144.5003708
01-May-1987	164.15632	149.0514148
08-May-1987	167.5378502	152.2449399
15-May-1987	163.8465081	149.7880415
22-May-1987	160.8105912	146.9720313
29-May-1987	165.7170801	151.9172223
05-Jun-1987	167.4153455	153.0525229
12-Jun-1987	172.1804289	156.5706165
19-Jun-1987	174.8428314	157.1966262
26-Jun-1987	175.168344	157.0726249
03-Jul-1987	173.9527972	155.2900572
10-Jul-1987	175.1465431	156.8069079
17-Jul-1987	177.7312427	158.7818744
24-Jul-1987	174.8001298	155.9952899
31-Jul-1987	179.8553244	159.4794308
07-Aug-1987	182.6258311	163.5376189
14-Aug-1987	189.2825874	169.4850551
21-Aug-1987	190.4213312	168.7916321
28-Aug-1987	185.558544	165.333374
04-Sep-1987	180.0485319	159.4503003
11-Sep-1987	182.5639287	163.0149436
18-Sep-1987	178.6266771	159.3330896
25-Sep-1987	181.764998	162.0772577
02-Oct-1987	185.4519399	170.1569256
09-Oct-1987	176.337989	161.7872325
16-Oct-1987	161.6939252	146.7937057
23-Oct-1987	142.3927821	117.5433771
30-Oct-1987	143.9012402	120.3226494
06-Nov-1987	142.6902936	121.0629764
13-Nov-1987	140.4606077	118.057697
20-Nov-1987	138.1889203	114.1850089
27-Nov-1987	137.7685041	113.3994411
04-Dec-1987	128.000478	105.5013072
11-Dec-1987	134.1857662	109.6330202
18-Dec-1987	141.1790354	120.971432
25-Dec-1987	143.3616194	120.3170201
01-Jan-1988	140.2313989	118.6725564
08-Jan-1988	138.4297295	116.4381713
15-Jan-1988	143.5601271	119.3814403
22-Jan-1988	141.1186331	115.3362723
29-Jan-1988	147.2005672	121.3180746
05-Feb-1988	143.9792432	118.7997758
12-Feb-1988	147.3697737	122.4150923
19-Feb-1988	149.273847	125.2351473
26-Feb-1988	149.6200604	128.6926672
04-Mar-1988	151.9458499	131.3736538
11-Mar-1988	150.4974942	128.3904387
18-Mar-1988	154.0469308	131.5640843
25-Mar-1988	147.01356	127.4427146
01-Apr-1988	146.8105522	127.6817615
08-Apr-1988	152.8988866	133.0431441
15-Apr-1988	147.7209873	126.3941164
22-Apr-1988	147.5783818	128.4915096
29-Apr-1988	148.5110177	130.3865642
06-May-1988	146.3531346	129.3721156
13-May-1988	146.3616349	129.3422962
20-May-1988	144.6082674	127.4063015
27-May-1988	145.4246989	127.3865204
03-Jun-1988	152.882486	134.8729503
10-Jun-1988	155.4271839	139.3001899
17-Jun-1988	155.5020868	138.6828406
24-Jun-1988	157.2004522	141.2934613
01-Jul-1988	155.7779975	141.1933746
08-Jul-1988	155.1608737	138.644164
15-Jul-1988	156.0369074	137.6623888
22-Jul-1988	151.3010251	132.3981406
29-Jul-1988	155.8487002	137.3572078
05-Aug-1988	156.1674124	136.9013555
12-Aug-1988	151.2836244	131.3487551
19-Aug-1988	150.5405958	130.1612952
26-Aug-1988	149.8757702	130.345132
02-Sep-1988	152.4878708	131.8554873
09-Sep-1988	153.3171027	134.5361786
16-Sep-1988	155.3941827	139.6562507
23-Sep-1988	154.935165	141.6274775
30-Sep-1988	156.2414153	142.1238763
07-Oct-1988	159.5775437	142.2482712
14-Oct-1988	158.000383	139.0199076
21-Oct-1988	161.6862249	141.4146086
28-Oct-1988	158.6770091	135.8107347
04-Nov-1988	157.219953	123.2951865
11-Nov-1988	152.6975789	118.9911413
18-Nov-1988	152.128957	118.0796925
25-Nov-1988	152.0992558	118.8156992
02-Dec-1988	154.5778512	123.914573
09-Dec-1988	157.3577583	122.3960985
16-Dec-1988	156.5853285	121.9811764
23-Dec-1988	157.2004522	122.5818642
30-Dec-1988	157.0756474	124.5835205
06-Jan-1989	158.0974868	126.6984117
13-Jan-1989	160.0296611	127.0703171
20-Jan-1989	161.2846095	127.8252487
27-Jan-1989	165.4693706	132.0236764
03-Feb-1989	167.1778363	134.8354547
10-Feb-1989	164.6956408	132.2924442
17-Feb-1989	167.4908484	134.9841579
24-Feb-1989	162.1545429	129.9001052
03-Mar-1989	164.5365347	130.2970077
10-Mar-1989	165.5822749	130.3539892
17-Mar-1989	165.7352808	130.2756519
24-Mar-1989	163.7375039	127.1129302
31-Mar-1989	167.2570394	130.9591352
07-Apr-1989	167.53195	131.1123653
14-Apr-1989	169.9240421	134.917827
21-Apr-1989	174.3734134	135.4617596
28-Apr-1989	174.9806368	134.2690838
05-May-1989	174.3487124	133.3834587
12-May-1989	178.2147613	135.1536263
19-May-1989	182.59813	140.5448282
26-May-1989	182.9584439	141.1527297
02-Jun-1989	185.6072459	145.0395795
09-Jun-1989	185.4709406	143.5344401
16-Jun-1989	182.1740137	139.2146684
23-Jun-1989	186.9829988	140.6675501
30-Jun-1989	181.6477934	136.7615096
07-Jul-1989	185.8839565	139.2882818
14-Jul-1989	189.9639136	141.7057164
21-Jul-1989	192.3207043	142.0240848
28-Jul-1989	195.7644369	143.6472222
04-Aug-1989	197.167591	144.1062238
11-Aug-1989	197.4365013	147.693207
18-Aug-1989	197.870818	148.0148231
25-Aug-1989	200.4585177	151.2886538
01-Sep-1989	201.9705759	154.6750699
08-Sep-1989	198.9773606	151.6761086
15-Sep-1989	196.7568751	149.2848521
22-Sep-1989	198.1700295	150.9538504
29-Sep-1989	199.6987884	152.6920335
06-Oct-1989	205.0319937	157.7557145
13-Oct-1989	190.5898377	145.6601764
20-Oct-1989	198.9579599	144.9771852
27-Oct-1989	191.8384858	136.8793108
03-Nov-1989	193.2671408	137.5515749
10-Nov-1989	194.3348819	136.3418735
17-Nov-1989	196.2043539	137.4926251
24-Nov-1989	197.3947997	137.0720049
01-Dec-1989	201.4868572	138.7020313
08-Dec-1989	200.1740067	136.1247728
15-Dec-1989	201.0287396	133.6724998
22-Dec-1989	199.3984768	133.7376497
29-Dec-1989	202.6702028	136.1832306
05-Jan-1990	202.103181	137.3225662
12-Jan-1990	194.934005	130.6452938
19-Jan-1990	194.8222007	128.8310369
26-Jan-1990	187.1534054	122.4896604
02-Feb-1990	190.7308431	123.6257189
09-Feb-1990	191.8018844	126.1027134
16-Feb-1990	191.7353818	124.9096341
23-Feb-1990	186.5324815	122.1746676
02-Mar-1990	192.9225275	128.0725624
09-Mar-1990	193.4438476	129.9748012
16-Mar-1990	195.5997306	132.1538777
23-Mar-1990	191.7083808	131.2329221
30-Mar-1990	193.1279354	128.7019181
06-Apr-1990	192.9893301	128.169992
13-Apr-1990	195.817439	130.1098248
20-Apr-1990	190.3558287	125.0050757
27-Apr-1990	186.9294968	121.1917803
04-May-1990	192.9510286	125.0168952
11-May-1990	200.7890304	129.7772848
18-May-1990	202.6386016	130.2250673
25-May-1990	202.3722913	130.1675936
01-Jun-1990	207.6596949	133.8855655
08-Jun-1990	205.3804071	133.1557294
15-Jun-1990	207.2157778	133.8238601
22-Jun-1990	202.7928075	130.0659323
29-Jun-1990	204.6006771	130.728355
06-Jul-1990	205.2362016	129.5104852
13-Jul-1990	209.844279	132.2858505
20-Jul-1990	206.6453558	126.6439889
27-Jul-1990	201.8736721	122.4956735
03-Aug-1990	197.8496172	114.5125593
10-Aug-1990	192.8693255	112.4090251
17-Aug-1990	188.416554	108.1110618
24-Aug-1990	178.7870833	103.5223352
31-Aug-1990	184.4898029	106.2318913
07-Sep-1990	184.9780217	105.2510706
14-Sep-1990	181.3604824	102.3808837
21-Sep-1990	178.0444547	99.26269426
28-Sep-1990	174.9256346	92.92619906
05-Oct-1990	178.5259732	91.79598639
12-Oct-1990	172.0744249	87.30457127
19-Oct-1990	178.7207808	90.47853179
26-Oct-1990	174.0547011	84.65716351
02-Nov-1990	178.4265694	87.76715511
09-Nov-1990	179.6262156	87.99126283
16-Nov-1990	181.5926913	92.11347889
23-Nov-1990	180.4839486	90.23853025
30-Nov-1990	185.064425	92.96148038
07-Dec-1990	188.8793719	96.86252145
14-Dec-1990	188.0080383	96.38170154
21-Dec-1990	190.8893492	99.50004847
28-Dec-1990	189.0053767	97.28848555
04-Jan-1991	184.3572978	97.94067326
11-Jan-1991	181.0687711	96.38672064
18-Jan-1991	190.9253506	105.6197875
25-Jan-1991	195.0195083	108.5422616
01-Feb-1991	198.6293472	113.9288479
08-Feb-1991	208.8894422	119.2078089
15-Feb-1991	214.6322633	124.0161556
22-Feb-1991	212.4725802	124.9009343
01-Mar-1991	215.3868924	125.7257692
08-Mar-1991	218.4477102	130.7261899
15-Mar-1991	217.6024777	126.7183896
22-Mar-1991	214.2768497	123.9907845
29-Mar-1991	219.8850656	128.4234073
05-Apr-1991	220.181177	130.7993113
12-Apr-1991	221.1084127	132.9759275
19-Apr-1991	223.1360907	132.5874886
26-Apr-1991	220.1018739	132.6303969
03-May-1991	220.8278019	132.1243536
10-May-1991	218.4005084	130.199086
17-May-1991	216.5470371	124.9384988
24-May-1991	220.0019701	127.5407347
31-May-1991	227.0276406	132.2185355
07-Jun-1991	221.7487373	130.6948943
14-Jun-1991	223.1911929	129.0414455
21-Jun-1991	220.7215978	125.5124082
28-Jun-1991	217.193662	122.150015
05-Jul-1991	218.987131	122.0581261
12-Jul-1991	223.168692	127.2778716
19-Jul-1991	225.9630996	129.4359861
26-Jul-1991	223.6487105	127.8316456
02-Aug-1991	227.4178556	128.7144167
09-Aug-1991	227.9564763	129.0235342
16-Aug-1991	226.8530338	129.0092642
23-Aug-1991	232.1425375	134.3844247
30-Aug-1991	233.0734733	135.1986998
06-Sep-1991	229.5909393	132.2899839
13-Sep-1991	226.0880044	131.0424916
20-Sep-1991	228.6967048	135.3026246
27-Sep-1991	227.2697499	132.6752736
04-Oct-1991	224.4402409	129.639112
11-Oct-1991	224.4193401	130.6305318
18-Oct-1991	231.7315217	134.7838859
25-Oct-1991	227.0156401	128.243015
01-Nov-1991	231.4403105	133.1998187
08-Nov-1991	232.544753	133.3858206
15-Nov-1991	226.4263174	127.9939298
22-Nov-1991	222.9261827	128.2211671
29-Nov-1991	222.4057626	127.459937
06-Dec-1991	224.3606379	130.3402113
13-Dec-1991	228.2361871	131.8099218
20-Dec-1991	230.3750694	129.5046788
27-Dec-1991	242.0538191	141.5565212
03-Jan-1992	248.9911862	150.3781301
10-Jan-1992	246.49319	152.6557188
17-Jan-1992	248.7949786	157.7613241
24-Jan-1992	247.611133	155.9146891
31-Jan-1992	244.2114021	152.3995479
07-Feb-1992	245.3694467	154.4099433
14-Feb-1992	245.7777624	156.6682429
21-Feb-1992	245.7760624	158.5150748
28-Feb-1992	246.8526038	157.897135
06-Mar-1992	241.2779892	152.4622374
13-Mar-1992	241.9015132	153.0978916
20-Mar-1992	245.4744508	155.3451689
27-Mar-1992	241.3990939	149.7223011
03-Apr-1992	240.25905	145.9500048
10-Apr-1992	242.4753353	145.5603849
17-Apr-1992	249.2786972	151.2450566
24-Apr-1992	245.4408495	145.7449107
01-May-1992	247.7378379	146.8564936
08-May-1992	249.454104	149.4892574
15-May-1992	246.6261951	144.7876404
22-May-1992	248.9555848	145.5663882
29-May-1992	249.7470153	146.5499349
05-Jun-1992	248.3426612	147.7262741
12-Jun-1992	246.2477805	144.984271
19-Jun-1992	245.7872628	141.6509984
26-Jun-1992	246.4172871	139.2986153
03-Jul-1992	251.5747856	145.8365338
10-Jul-1992	253.2425498	146.4464036
17-Jul-1992	253.5123602	146.6407707
24-Jul-1992	250.8958595	145.9124108
31-Jul-1992	258.8743667	149.1741367
07-Aug-1992	255.948254	145.2744931
14-Aug-1992	256.7720857	143.9865527
21-Aug-1992	254.1579851	140.0495119
28-Aug-1992	253.947977	142.1840071
04-Sep-1992	255.2602275	143.6889497
11-Sep-1992	256.0159566	146.5167695
18-Sep-1992	258.3795476	149.1373299
25-Sep-1992	253.1770473	145.1328757
02-Oct-1992	251.5430844	142.2019184
09-Oct-1992	246.4005864	141.232248
16-Oct-1992	252.7048291	144.818936
23-Oct-1992	254.6887055	150.2746973
30-Oct-1992	257.8372267	152.9855032
06-Nov-1992	256.3029677	156.0511889
13-Nov-1992	259.0253725	159.1400019
20-Nov-1992	262.0240879	159.9776995
27-Nov-1992	263.948262	161.8387029
04-Dec-1992	264.6640896	164.418028
11-Dec-1992	265.9402387	159.7671925
18-Dec-1992	271.3162457	163.9758552
25-Dec-1992	270.233004	164.9622559
01-Jan-1993	267.6299038	167.7746247
08-Jan-1993	262.4261034	168.1265522
15-Jan-1993	267.0464813	173.8390749
22-Jan-1993	266.2273498	176.2143884
29-Jan-1993	267.713307	175.4674283
05-Feb-1993	274.5903717	175.1106785
12-Feb-1993	271.818465	172.0865234
19-Feb-1993	265.8236342	165.2839703
26-Feb-1993	271.0522355	166.9417494
05-Mar-1993	273.2322194	168.9142556
12-Mar-1993	275.9698248	176.594659
19-Mar-1993	275.0104879	174.9934678
26-Mar-1993	274.3922641	175.6856115
02-Apr-1993	270.9819328	171.8482638
09-Apr-1993	271.1818405	175.4225516
16-Apr-1993	275.2324965	176.67959
23-Apr-1993	268.0814211	174.1340208
30-Apr-1993	270.4001104	173.4619535
07-May-1993	270.6098185	176.3116211
14-May-1993	268.9018527	174.7275539
21-May-1993	272.1998797	177.8195161
28-May-1993	275.0106879	175.4171388
04-Jun-1993	273.9821483	176.0617487
11-Jun-1993	273.0297116	171.0113535
18-Jun-1993	271.2186419	167.5109744
25-Jun-1993	274.1476547	171.9417568
02-Jul-1993	272.7111994	174.4197158
09-Jul-1993	274.5910718	174.3195306
16-Jul-1993	271.9447699	173.5344844
23-Jul-1993	272.9199074	175.4142848
30-Jul-1993	273.9463469	173.4952173
06-Aug-1993	274.4008644	177.6789813
13-Aug-1993	275.2237961	178.898721
20-Aug-1993	278.9945413	179.4767047
27-Aug-1993	281.532139	179.2987727
03-Sep-1993	281.8365507	178.7724562
10-Sep-1993	282.6976839	180.0352026
17-Sep-1993	280.0697827	180.6608186
24-Sep-1993	278.6513281	184.3529077
01-Oct-1993	281.5681404	185.8133672
08-Oct-1993	280.9064149	184.2081411
15-Oct-1993	285.6437973	187.1400826
22-Oct-1993	281.3128305	187.9308368
29-Oct-1993	284.260844	188.7420611
05-Nov-1993	279.0737443	184.4948202
12-Nov-1993	281.9055534	191.1980738
19-Nov-1993	280.8640133	184.5305444
26-Nov-1993	280.9781177	187.4176093
03-Dec-1993	282.8643903	191.1397145
10-Dec-1993	281.9362545	186.5291302
17-Dec-1993	283.8245272	189.3561627
24-Dec-1993	285.273883	187.6999582
31-Dec-1993	284.7119614	189.5670633
07-Jan-1994	285.5791948	192.0991499
14-Jan-1994	288.5170079	199.7172574
21-Jan-1994	287.8340816	196.869066
28-Jan-1994	290.9196004	199.5415889
04-Feb-1994	285.3178847	195.0447709
11-Feb-1994	286.0198118	197.5607176
18-Feb-1994	284.5537553	198.4425045
25-Feb-1994	284.3762485	197.9055592
04-Mar-1994	283.2347045	195.9443707
11-Mar-1994	284.5356546	197.3601504
18-Mar-1994	286.7113384	199.4504578
25-Mar-1994	281.3525321	191.2249408
01-Apr-1994	272.8150034	185.299746
08-Apr-1994	274.3188613	184.9555933
15-Apr-1994	274.6579743	178.8621111
22-Apr-1994	275.167894	177.3095362
29-Apr-1994	276.7405545	180.9297833
06-May-1994	273.6712363	179.6755004
13-May-1994	271.5290539	177.0898768
20-May-1994	278.3515165	183.6166746
27-May-1994	280.0115804	183.9871039
03-Jun-1994	281.8040495	187.6972026
10-Jun-1994	281.6411432	186.2569179
17-Jun-1994	281.0312197	183.8298387
24-Jun-1994	271.1253383	175.724977
01-Jul-1994	273.3357234	180.7826548
08-Jul-1994	275.4700056	182.2390794
15-Jul-1994	278.3843178	186.9227851
22-Jul-1994	277.2096726	182.8660732
29-Jul-1994	281.0081188	184.3790857
05-Aug-1994	279.8913758	184.0167264
12-Aug-1994	282.7032841	187.4973244
19-Aug-1994	283.6425202	192.2255131
26-Aug-1994	289.3444398	197.5734129
02-Sep-1994	287.5643712	195.3426692
09-Sep-1994	285.2921837	194.5795692
16-Sep-1994	286.8724446	197.9049688
23-Sep-1994	279.6279657	192.4035435
30-Sep-1994	281.5805409	192.5838374
07-Oct-1994	277.3886795	187.0657802
14-Oct-1994	285.8561055	192.3678193
21-Oct-1994	283.0414971	193.7784815
28-Oct-1994	288.0173887	199.7411719
04-Nov-1994	281.1399239	195.7674228
11-Nov-1994	280.622604	194.355678
18-Nov-1994	279.9890796	194.9643669
25-Nov-1994	275.0563897	188.775817
02-Dec-1994	275.8034184	188.4747694
09-Dec-1994	272.4454892	183.0491227
16-Dec-1994	279.3471549	188.133077
23-Dec-1994	280.1497858	192.445763
30-Dec-1994	279.4865602	191.7367905
06-Jan-1995	280.3800946	193.6950267
13-Jan-1995	283.7384239	194.933957
20-Jan-1995	283.4512129	193.3494961
27-Jan-1995	288.1610942	195.4804484
03-Feb-1995	292.494661	200.1865924
10-Feb-1995	293.4440976	203.9835905
17-Feb-1995	294.5665408	203.6584316
24-Feb-1995	298.0325743	205.1507772
03-Mar-1995	296.1448016	205.3840177
10-Mar-1995	298.0243739	204.0802328
17-Mar-1995	302.7415555	205.8973437
24-Mar-1995	305.6593679	208.0332166
31-Mar-1995	305.7111699	207.5363257
07-Apr-1995	310.025336	211.0523527
14-Apr-1995	311.2047814	215.040667
21-Apr-1995	311.1923809	214.1613404
28-Apr-1995	314.8757227	218.0626571
05-May-1995	318.7703727	221.0544341
12-May-1995	321.4115743	225.4403399
19-May-1995	316.8462986	224.7681742
26-May-1995	319.870015	227.8497045
02-Jun-1995	325.8313445	230.4389695
09-Jun-1995	322.1878042	231.0781666
16-Jun-1995	329.2524762	237.5037951
23-Jun-1995	334.4759773	245.1519188
30-Jun-1995	331.2132517	244.035612
07-Jul-1995	337.610398	250.3994367
14-Jul-1995	338.6648386	251.4369141
21-Jul-1995	336.1691425	241.4186928
28-Jul-1995	341.8941629	250.0927795
04-Aug-1995	339.9181869	247.2467532
11-Aug-1995	336.6938627	250.5396762
18-Aug-1995	337.8880087	259.5477791
25-Aug-1995	339.6265756	257.6294005
01-Sep-1995	341.8076596	257.7431668
08-Sep-1995	346.337334	267.6599235
15-Sep-1995	354.4279455	264.4748619
22-Sep-1995	353.3390036	261.9815504
29-Sep-1995	355.4567851	263.7709086
06-Oct-1995	355.7422961	260.5172527
13-Oct-1995	357.714372	259.0041417
20-Oct-1995	358.5801053	253.9513846
27-Oct-1995	353.9881285	249.4182519
03-Nov-1995	359.6964483	262.0005442
10-Nov-1995	361.5105182	266.2618582
17-Nov-1995	366.5237112	263.8279886
24-Nov-1995	367.4333462	259.1457591
01-Dec-1995	371.5090031	264.7538648
08-Dec-1995	378.6708788	270.5635219
15-Dec-1995	379.1192961	260.6678257
22-Dec-1995	381.1326736	263.5800844
29-Dec-1995	384.0545861	261.5149709
05-Jan-1996	385.6494475	261.3636106
12-Jan-1996	376.0847793	252.4602199
19-Jan-1996	381.5704905	263.0871301
26-Jan-1996	387.9450359	264.2320753
02-Feb-1996	396.1475517	275.3078504
09-Feb-1996	409.2539563	280.2008821
16-Feb-1996	404.6668797	282.3000467
23-Feb-1996	410.752814	290.1572996
01-Mar-1996	402.9220125	281.4524093
08-Mar-1996	396.3070578	275.280393
15-Mar-1996	400.5109197	281.0116143
22-Mar-1996	407.3835843	284.4016717
29-Mar-1996	404.051756	279.9629177
05-Apr-1996	410.3189973	283.7478109
12-Apr-1996	397.2178929	276.2770287
19-Apr-1996	402.260587	281.4716
26-Apr-1996	407.6242935	289.4239205
03-May-1996	400.3071118	284.2004156
10-May-1996	406.9674682	289.7396317
17-May-1996	417.0435562	299.7855073
24-May-1996	423.9781232	302.4809606
31-May-1996	418.0804961	299.6876841
07-Jun-1996	421.4421255	300.869436
14-Jun-1996	417.3460678	295.4090492
21-Jun-1996	417.999493	294.5771581
28-Jun-1996	421.6953353	295.9164704
05-Jul-1996	414.2316479	286.9609204
12-Jul-1996	408.0311092	277.732174
19-Jul-1996	404.3511675	279.2239291
26-Jul-1996	402.2993885	278.7308764
02-Aug-1996	418.7560221	290.9803335
09-Aug-1996	416.8539489	292.1411233
16-Aug-1996	420.5642917	292.6721637
23-Aug-1996	422.2130552	293.2056645
30-Aug-1996	412.2674723	283.4010994
06-Sep-1996	414.6631645	285.0387037
13-Sep-1996	429.5211366	297.6491423
20-Sep-1996	432.5259522	303.5361525
27-Sep-1996	433.6670962	305.5229287
04-Oct-1996	443.610579	311.6969133
11-Oct-1996	441.7173061	314.7459671
18-Oct-1996	449.7970172	313.4963097
25-Oct-1996	443.9630926	308.4340065
01-Nov-1996	446.0625734	312.241338
08-Nov-1996	462.3300997	324.894685
15-Nov-1996	465.7078298	328.9047488
22-Nov-1996	472.4059876	336.65788
29-Nov-1996	477.0999683	340.8256025
06-Dec-1996	463.195833	331.2570335
13-Dec-1996	455.9560543	325.2447426
20-Dec-1996	470.7043221	328.7130389
27-Dec-1996	475.5417084	330.7473489
03-Jan-1997	469.5165764	329.0639822
10-Jan-1997	477.9336004	319.5154896
17-Jan-1997	489.0210273	333.895899
24-Jan-1997	483.9596324	331.9717139
31-Jan-1997	494.4285355	340.5088088
07-Feb-1997	498.0075733	344.9548453
14-Feb-1997	511.3823882	353.611316
21-Feb-1997	508.078961	351.170951
28-Feb-1997	501.6469134	340.5627395
07-Mar-1997	511.5129933	351.6564259
14-Mar-1997	502.5256472	349.9445193
21-Mar-1997	498.4636909	343.7650235
28-Mar-1997	490.8075961	338.3975393
04-Apr-1997	480.5880026	336.8519518
11-Apr-1997	468.2448274	321.6451624
18-Apr-1997	486.959948	322.415053
25-Apr-1997	488.3337008	320.6424251
02-May-1997	517.5685264	345.9027663
09-May-1997	525.921448	353.6224368
16-May-1997	528.6206519	356.1486185
23-May-1997	537.0731773	363.1739802
30-May-1997	536.9204714	360.5188765
06-Jun-1997	546.4879398	366.1440078
13-Jun-1997	570.2569549	370.9359686
20-Jun-1997	573.6136841	372.6322274
27-Jun-1997	567.6821558	370.0137336
04-Jul-1997	587.8744332	381.5365039
11-Jul-1997	586.0613634	383.5453247
18-Jul-1997	582.935943	389.1805926
25-Jul-1997	597.1362897	393.4127762
01-Aug-1997	601.4759568	401.1677772
08-Aug-1997	588.9945763	405.1298151
15-Aug-1997	568.8111992	395.0157388
22-Aug-1997	581.8064996	411.5135193
29-Aug-1997	566.8935254	396.585536
05-Sep-1997	584.3204963	405.8893722
12-Sep-1997	580.9430663	401.0062803
19-Sep-1997	598.4743413	413.3513955
26-Sep-1997	595.818539	408.2769874
03-Oct-1997	603.9010502	413.1030977
10-Oct-1997	604.3026657	415.1387855
17-Oct-1997	593.0937341	403.0254345
24-Oct-1997	590.5120347	397.8262378
31-Oct-1997	574.9128341	383.8913473
07-Nov-1997	582.4321236	390.6933099
14-Nov-1997	584.9650212	374.9929757
21-Nov-1997	606.1476367	391.7975118
28-Nov-1997	600.9300358	382.9787569
05-Dec-1997	618.6050163	403.8509288
12-Dec-1997	602.7971077	366.8030845
19-Dec-1997	597.6901111	365.8903957
26-Dec-1997	591.0087538	358.300336
02-Jan-1998	615.1234823	380.2539763
09-Jan-1998	585.2085305	353.9713134
16-Jan-1998	605.1642988	367.0617157
23-Jan-1998	601.6861649	361.0573964
30-Jan-1998	615.1139819	378.3801791
06-Feb-1998	634.1239138	393.2330727
13-Feb-1998	638.493182	397.5481206
20-Feb-1998	648.3273606	396.7371916
27-Feb-1998	656.8127873	401.9523313
06-Mar-1998	661.0056487	404.0910583
13-Mar-1998	669.4073722	418.2132301
20-Mar-1998	691.5886262	424.4600408
27-Mar-1998	685.6544977	427.3327373
03-Apr-1998	702.4516444	428.6859259
10-Apr-1998	694.8273509	440.2245407
17-Apr-1998	703.5471866	443.190435
24-Apr-1998	694.9966574	433.7847407
01-May-1998	702.6326514	429.9840029
08-May-1998	693.714408	423.3462928
15-May-1998	691.6246275	426.4681728
22-May-1998	695.9082925	426.4891349
29-May-1998	683.4517129	416.0206708
05-Jun-1998	700.0070503	430.8986599
12-Jun-1998	691.1186081	419.5862983
19-Jun-1998	689.2839374	416.1575643
26-Jun-1998	705.1145469	423.8707395
03-Jul-1998	710.8588681	429.5079757
10-Jul-1998	720.4746383	446.3916364
17-Jul-1998	728.701655	463.3124975
24-Jul-1998	702.2111351	437.2275478
31-Jul-1998	689.0216273	438.5243453
07-Aug-1998	667.4211957	415.8570088
14-Aug-1998	650.493344	396.6586574
21-Aug-1998	661.1224532	393.3795123
28-Aug-1998	633.1511763	358.8106112
04-Sep-1998	598.5135428	332.1258298
11-Sep-1998	617.0299557	357.5801444
18-Sep-1998	620.8939044	364.4907558
25-Sep-1998	635.7441762	374.8768475
02-Oct-1998	619.2150398	346.4454195
09-Oct-1998	612.3177742	334.0666468
16-Oct-1998	654.9206144	363.488412
23-Oct-1998	661.9373846	371.4153418
30-Oct-1998	676.6891525	394.5692358
06-Nov-1998	703.0979693	412.3199213
13-Nov-1998	693.6037037	408.8816413
20-Nov-1998	716.3233785	422.1678869
27-Nov-1998	730.3509185	439.0523349
04-Dec-1998	717.2296133	439.3389157
11-Dec-1998	705.3090544	440.1532892
18-Dec-1998	717.8031354	454.6537633
25-Dec-1998	739.4378684	472.2061452
01-Jan-1999	740.7595192	483.8095163
08-Jan-1999	761.9659357	502.898038
15-Jan-1999	736.4565536	503.3515284
22-Jan-1999	723.0110359	500.0062493
29-Jan-1999	750.0316762	537.0352966
05-Feb-1999	732.8179135	516.8881385
12-Feb-1999	729.1481722	514.0487059
19-Feb-1999	737.1343797	509.7182071
26-Feb-1999	738.5943359	517.497221
05-Mar-1999	760.805491	534.9072967
12-Mar-1999	771.0816866	526.2079177
19-Mar-1999	770.3748594	536.6872072
26-Mar-1999	755.5971905	530.1706445
02-Apr-1999	757.9147797	536.0890487
09-Apr-1999	789.2650867	556.7630153
16-Apr-1999	782.8709405	514.3769157
23-Apr-1999	801.7774684	545.2641596
30-Apr-1999	790.8857491	531.7995883
07-May-1999	799.4664795	532.5236181
14-May-1999	789.5561979	543.3230475
21-May-1999	785.7033496	541.4824157
28-May-1999	767.8993641	538.1694163
04-Jun-1999	786.5022803	544.1718658
11-Jun-1999	765.4410695	516.4001049
18-Jun-1999	787.7106269	561.5980813
25-Jun-1999	771.6078069	558.9400252
02-Jul-1999	814.3663531	594.700126
09-Jul-1999	817.9546913	609.6561572
16-Jul-1999	825.0227634	629.7738896
23-Jul-1999	795.9650447	592.1910683
30-Jul-1999	781.2048764	586.403948
06-Aug-1999	767.2191379	579.4315328
13-Aug-1999	783.4166615	604.5454344
20-Aug-1999	793.0302317	594.7307327
27-Aug-1999	796.4237623	600.3115778
03-Sep-1999	798.6945497	636.118622
10-Sep-1999	793.3002421	649.510564
17-Sep-1999	779.8134228	640.2084009
24-Sep-1999	748.4036135	617.6629005
01-Oct-1999	753.0947941	637.1552137
08-Oct-1999	783.1611517	651.1246474
15-Oct-1999	731.1145479	609.9213822
22-Oct-1999	771.1556895	603.5057919
29-Oct-1999	801.0974423	648.1478292
05-Nov-1999	797.7209123	692.9232171
12-Nov-1999	805.3581063	742.9043955
19-Nov-1999	818.3414061	795.7008951
26-Nov-1999	808.4092238	803.2785546
03-Dec-1999	822.934183	824.4389803
10-Dec-1999	810.3838998	864.9615178
17-Dec-1999	803.7565446	866.7643587
24-Dec-1999	821.6717344	946.7156636
31-Dec-1999	821.6153322	990.3404967
07-Jan-2000	822.414463	962.8589579
14-Jan-2000	831.8917278	1004.720414
21-Jan-2000	813.6118241	1058.375573
28-Jan-2000	778.5643747	911.2252164
04-Feb-2000	802.7240049	1021.321824
11-Feb-2000	775.3363504	1053.839685
18-Feb-2000	753.791121	1052.731547
25-Feb-2000	731.5252637	1116.587288
03-Mar-2000	776.7936066	1142.926735
10-Mar-2000	756.9242416	1145.073139
17-Mar-2000	806.7666605	1156.239159
24-Mar-2000	833.3535841	1200.332442
31-Mar-2000	829.2959279	1145.471714
07-Apr-2000	845.7482613	1218.631488
14-Apr-2000	789.8210081	974.890527
21-Apr-2000	820.0324713	1069.883089
28-Apr-2000	827.219748	1142.788956
05-May-2000	823.3641995	1129.659582
12-May-2000	826.8152324	1091.212295
19-May-2000	829.7182442	1045.943952
26-May-2000	817.6468794	1006.897227
02-Jun-2000	855.9381536	1163.88
09-Jun-2000	840.77867	1168.035027
16-Jun-2000	841.7762084	1174.633667
23-Jun-2000	830.9903931	1145.85848
30-Jun-2000	834.4952281	1178.105703
07-Jul-2000	849.0727893	1147.737198
14-Jul-2000	856.7188837	1165.369984
21-Jul-2000	850.0427266	1192.348137
28-Jul-2000	827.1638458	1133.058792
04-Aug-2000	851.1354687	1206.37898
11-Aug-2000	856.232965	1227.531041
18-Aug-2000	862.2211955	1262.341941
25-Aug-2000	870.3741094	1309.299063
01-Sep-2000	872.6426967	1373.471696
08-Sep-2000	865.0191032	1309.424048
15-Sep-2000	850.3696392	1215.587552
22-Sep-2000	851.349577	1245.840913
29-Sep-2000	849.6948133	1226.339251
06-Oct-2000	844.4488113	1112.355498
13-Oct-2000	825.247272	1137.060294
20-Oct-2000	829.1239213	1171.193124
27-Oct-2000	828.1674844	1081.035332
03-Nov-2000	850.2175334	1090.848164
10-Nov-2000	835.5939704	966.4696588
17-Nov-2000	828.8518108	1011.717629
24-Nov-2000	820.6624955	950.3366979
01-Dec-2000	822.1759538	933.1428372
08-Dec-2000	847.4449266	986.9988589
15-Dec-2000	824.0687266	884.5550002
22-Dec-2000	827.5380602	941.1594219
29-Dec-2000	846.4867897	885.2953666
05-Jan-2001	824.0393255	883.6930929
12-Jan-2001	820.9173053	924.7042545
19-Jan-2001	825.3947777	954.4742075
26-Jan-2001	833.6331949	949.0409829
02-Feb-2001	844.1801009	912.1447941
09-Feb-2001	834.0761119	843.2554864
16-Feb-2001	825.1987702	836.5967158
23-Feb-2001	795.9538442	785.1659034
02-Mar-2001	797.1626908	731.7895501
09-Mar-2001	801.323851	703.8712512
16-Mar-2001	745.8456151	667.7242861
23-Mar-2001	733.869154	675.2903328
30-Mar-2001	759.1869287	660.216894
06-Apr-2001	742.6436918	605.6867383
13-Apr-2001	765.871286	658.5651181
20-Apr-2001	790.1084192	744.0516042
27-Apr-2001	809.7488753	704.6559038
04-May-2001	811.9932617	733.4773454
11-May-2001	801.583861	705.8026205
18-May-2001	830.9300908	738.3342592
25-May-2001	814.8722726	746.1369909
01-Jun-2001	812.6472869	719.3081319
08-Jun-2001	816.5151358	732.8680661
15-Jun-2001	793.7834607	687.9793056
22-Jun-2001	800.0307012	697.71567
29-Jun-2001	788.1662444	720.4535691
06-Jul-2001	775.2276463	673.5451623
13-Jul-2001	786.0818642	701.3812857
20-Jul-2001	792.6323163	701.6052754
27-Jul-2001	785.7795525	710.0917856
03-Aug-2001	789.3966918	711.3297317
10-Aug-2001	782.9259426	663.8245441
17-Aug-2001	770.7250729	637.2733102
24-Aug-2001	783.2265542	666.5979411
31-Aug-2001	755.3961828	603.6803778
07-Sep-2001	731.6954703	574.5731428
14-Sep-2001	734.7676886	577.4049975
21-Sep-2001	656.5740781	494.7683759
28-Sep-2001	710.9531717	532.6623814
05-Oct-2001	724.5266943	568.2291977
12-Oct-2001	734.3055708	588.5804658
19-Oct-2001	726.1054551	566.7151026
26-Oct-2001	741.973566	570.8843014
02-Nov-2001	730.9991435	585.9479972
09-Nov-2001	747.5427804	609.4419106
16-Nov-2001	755.9780052	610.3729043
23-Nov-2001	765.3906675	627.224679
30-Nov-2001	755.7296956	638.7348523
07-Dec-2001	761.8647318	664.2521517
14-Dec-2001	742.1235718	605.9017723
21-Dec-2001	761.1088027	607.5437068
28-Dec-2001	769.0790095	618.4418451
04-Jan-2002	772.7757519	641.9010184
11-Jan-2002	753.351404	642.9749089
18-Jan-2002	746.6046443	623.9849978
25-Jan-2002	752.363166	628.9643383
01-Feb-2002	748.2445074	620.375281
08-Feb-2002	733.1387258	608.2977527
15-Feb-2002	741.5388492	599.3624759
22-Feb-2002	738.3668271	588.8891896
01-Mar-2002	764.5506352	615.4342235
08-Mar-2002	778.5235732	619.5445708
15-Mar-2002	786.207269	596.9042981
22-Mar-2002	773.4048761	596.3297588
29-Mar-2002	772.7072492	591.6948663
05-Apr-2002	759.5235417	571.2879945
12-Apr-2002	752.6992789	560.512578
19-Apr-2002	759.2335305	574.6132956
26-Apr-2002	732.1990897	535.6159739
03-May-2002	736.9065709	493.6480342
10-May-2002	723.3013471	470.5333089
17-May-2002	752.1719586	519.1657272
24-May-2002	739.7042786	504.339799
31-May-2002	729.2248752	484.7895201
07-Jun-2002	700.6258741	464.1746017
14-Jun-2002	689.6212504	453.2110182
21-Jun-2002	680.4206962	442.2715461
28-Jun-2002	679.4870603	456.1495534
05-Jul-2002	680.0281811	446.35729
12-Jul-2002	630.1066591	422.3112757
19-Jul-2002	574.961036	405.8545337
26-Jul-2002	587.0521015	414.5277347
02-Aug-2002	599.1924689	413.6322683
09-Aug-2002	630.2625651	441.8540751
16-Aug-2002	637.8116557	450.5401683
23-Aug-2002	645.5042519	457.5337424
30-Aug-2002	631.0717963	428.406923
06-Sep-2002	613.2741111	423.1435605
13-Sep-2002	608.5770302	419.9918612
20-Sep-2002	580.8198616	378.3385501
27-Sep-2002	567.4754478	377.6672701
04-Oct-2002	554.5213491	373.337657
11-Oct-2002	574.9922372	395.879516
18-Oct-2002	606.7356593	416.8597462
25-Oct-2002	611.0947271	429.8638397
01-Nov-2002	614.0715418	426.1272676
08-Nov-2002	610.467503	409.4574599
15-Nov-2002	615.271988	436.3304083
22-Nov-2002	627.3143516	453.5858761
29-Nov-2002	631.6125171	465.1012653
06-Dec-2002	617.842987	452.1960775
13-Dec-2002	605.6836188	443.4434566
20-Dec-2002	611.0847268	446.0677569
27-Dec-2002	596.1477517	440.8290962
03-Jan-2003	618.9143282	457.2099612
10-Jan-2003	626.9066359	480.7286749
17-Jan-2003	613.2904117	457.8967906
24-Jan-2003	583.3303582	451.8801695
31-Jan-2003	581.9565053	446.1156843
07-Feb-2003	565.6052758	435.9307502
14-Feb-2003	566.4443081	442.0128164
21-Feb-2003	573.2422698	457.6806741
28-Feb-2003	568.4654859	450.8520414
07-Mar-2003	561.4701166	439.3064392
14-Mar-2003	562.8293689	453.2522536
21-Mar-2003	605.819024	469.6687443
28-Mar-2003	585.6045458	458.9629064
04-Apr-2003	607.4239858	459.5882272
11-Apr-2003	600.1141044	454.8973373
18-Apr-2003	623.4916044	474.8482583
25-Apr-2003	627.3387525	480.385211
02-May-2003	647.9965479	494.1688396
09-May-2003	652.6298262	495.892359
16-May-2003	658.079136	508.2882557
23-May-2003	652.6792282	498.2452342
30-May-2003	670.9413312	523.6766184
06-Jun-2003	689.6604519	530.3885324
13-Jun-2003	689.8350586	538.355615
20-Jun-2003	695.0110579	532.0324352
27-Jun-2003	680.1591861	522.5251779
04-Jul-2003	685.2840834	523.3718311
11-Jul-2003	689.5232466	546.279986
18-Jul-2003	688.622912	536.0285242
25-Jul-2003	692.4477592	528.6671781
01-Aug-2003	678.3666171	522.7609772
08-Aug-2003	682.1142614	510.8644317
15-Aug-2003	688.5673098	529.251854
22-Aug-2003	684.7743638	536.4850655
29-Aug-2003	694.0852223	545.480473
05-Sep-2003	701.507208	556.5754388
12-Sep-2003	702.2794378	551.7862336
19-Sep-2003	712.5909348	552.4554469
26-Sep-2003	688.6028112	523.1850419
03-Oct-2003	709.2849075	536.2481837
10-Oct-2003	713.7249784	548.928496
17-Oct-2003	716.8980006	535.1926965
24-Oct-2003	711.0203743	527.8532966
31-Oct-2003	722.7673265	541.8114127
07-Nov-2003	721.1527644	549.7724921
14-Nov-2003	721.9361945	547.421782
21-Nov-2003	712.5594335	537.3397886
28-Nov-2003	725.6378371	544.048455
05-Dec-2003	729.8559995	548.8184695
12-Dec-2003	738.9519497	552.0652365
19-Dec-2003	751.8996481	558.5469608
26-Dec-2003	756.6463309	560.2084796
02-Jan-2004	765.9449889	568.4708034
09-Jan-2004	771.4882023	585.9312669
16-Jan-2004	779.6407162	603.5687767
23-Jan-2004	782.5487281	600.816145
30-Jan-2004	778.5508742	589.8694886
06-Feb-2004	790.0033151	588.9988225
13-Feb-2004	793.9654677	594.9480302
20-Feb-2004	793.3393436	586.952014
27-Feb-2004	794.7733988	578.5944257
05-Mar-2004	794.9069039	578.5310473
12-Mar-2004	769.0927101	552.087478
19-Mar-2004	761.999337	544.0695155
26-Mar-2004	759.1728282	542.9043955
02-Apr-2004	776.9767136	574.8043166
09-Apr-2004	774.8723326	567.6715855
16-Apr-2004	776.4899949	560.9889988
23-Apr-2004	777.2629246	565.6782157
30-Apr-2004	758.9969214	531.3462947
07-May-2004	752.648477	531.3606632
14-May-2004	749.6125601	531.1093145
21-May-2004	747.8145909	520.5943992
28-May-2004	764.0495159	536.1635479
04-Jun-2004	767.1503353	534.770108
11-Jun-2004	775.9027723	547.2848885
18-Jun-2004	776.1881832	535.9663268
25-Jun-2004	772.0600243	552.509476
02-Jul-2004	773.0080608	550.9172405
09-Jul-2004	769.0692092	531.9823426
16-Jul-2004	764.0873174	517.2830728
23-Jul-2004	751.9191489	510.5028597
30-Jul-2004	763.0193762	522.1002275
06-Aug-2004	740.986728	495.5558825
13-Aug-2004	743.921741	492.2326481
20-Aug-2004	764.856547	516.721032
27-Aug-2004	769.7092338	525.0825568
03-Sep-2004	776.4436931	524.1234167
10-Sep-2004	779.7089188	529.0489249
17-Sep-2004	782.4628248	543.3268856
24-Sep-2004	767.7285575	532.5763678
01-Oct-2004	779.8522243	550.2359223
08-Oct-2004	773.9436968	546.0124976
15-Oct-2004	763.2835864	541.3352872
22-Oct-2004	753.481809	538.3806121
29-Oct-2004	775.2828484	563.2001582
05-Nov-2004	800.6044233	587.6972026
12-Nov-2004	812.0130625	599.0193073
19-Nov-2004	801.662564	589.887892
26-Nov-2004	808.8808419	596.5498119
03-Dec-2004	811.5014428	607.766417
10-Dec-2004	809.7993773	613.7403265
17-Dec-2004	815.0999813	622.1719219
24-Dec-2004	827.0544416	623.7810846
31-Dec-2004	826.9645381	624.9354775
07-Jan-2005	812.1872692	599.4580357
14-Jan-2005	811.6653491	597.4020747
21-Jan-2005	802.8948115	586.0464109
28-Jan-2005	807.2922808	591.5160486
04-Feb-2005	829.9110516	606.8369979
11-Feb-2005	832.7977627	607.2119541
18-Feb-2005	833.2777812	597.1402942
25-Feb-2005	841.4420955	602.4657557
04-Mar-2005	849.5763087	606.7316952
11-Mar-2005	833.8130018	593.1610339
18-Mar-2005	826.8962355	580.070041
25-Mar-2005	813.7450292	573.9684889
01-Apr-2005	813.9507371	569.5186142
08-Apr-2005	819.9428678	574.2103898
15-Apr-2005	796.6566713	555.5305803
22-Apr-2005	803.0493174	554.614447
29-Apr-2005	804.4561716	549.2338738
06-May-2005	813.3017121	554.5001887
13-May-2005	796.5906687	564.0853896
20-May-2005	820.4512874	577.8599642
27-May-2005	827.1067436	585.0392449
03-Jun-2005	824.6676497	580.3579012
10-Jun-2005	826.856934	576.3915331
17-Jun-2005	840.5297604	577.959362
24-Jun-2005	820.390685	573.8410431
01-Jul-2005	823.4612033	583.8940045
08-Jul-2005	840.8089711	614.1259115
15-Jul-2005	849.9953248	627.1874786
22-Jul-2005	850.312937	654.634179
29-Jul-2005	850.9691623	649.3173778
05-Aug-2005	843.6947822	645.488789
12-Aug-2005	844.1092982	644.0713362
19-Aug-2005	836.0236869	638.745481
26-Aug-2005	825.5983855	633.2280143
02-Sep-2005	838.2937743	643.5125431
09-Sep-2005	855.0864208	660.450725
16-Sep-2005	853.038442	659.7805276
23-Sep-2005	837.3575383	643.8096541
30-Sep-2005	845.8123638	642.0956808
07-Oct-2005	826.7451297	625.7552638
14-Oct-2005	821.8254403	617.3576212
21-Oct-2005	814.129744	610.7777784
28-Oct-2005	827.6577648	625.3680058
04-Nov-2005	839.663527	644.1307781
11-Nov-2005	848.8755817	655.449143
18-Nov-2005	857.116499	665.3013403
25-Nov-2005	871.3811482	665.5236569
02-Dec-2005	866.9948793	668.6106985
09-Dec-2005	862.8536199	660.9948544
16-Dec-2005	870.6944217	667.1029019
23-Dec-2005	872.7123994	673.2894835
30-Dec-2005	859.8372037	663.0920508

[End line chart]

S&P 500 companies*

1985 - 2005	Average annual total returns	Standard deviation
Dividend payers	10.79%	14.74
Non-dividend payers	9.43	23.49

* Reflects market-weighted, price-indexed returns of companies included in Standard & Poor’s 500 Composite Index.
Source: FactSet Research Systems. Volatility measured by standard deviation. Results calculated through 12/31/05 with dividends reinvested.

[End Sidebar]

[Begin Sidebar]
[photo - close-up of  lily pad with blooming flower]

A changing terrain

Much has changed in the U.S. bond market since The Income Fund of America’s inception in 1973. “There has been a huge amount of growth and innovation in the fixed-income market, especially during the past decade,” says Abner Goldstine, a fixed-income portfolio counselor for the fund for more than 30 years.

Outstanding U.S. debt has more than doubled and the innovations of investment bankers have dramatically altered the types of securities available to investors. Although all of the sectors in the U.S. bond market have grown over the past decade, none has been more dramatic than structured debt products, which include mortgage- and asset-backed securities. These securities, which pool different types of loans and mortgages and then separate them into a wide variety of complex segments based on investor needs, have been an increasingly important source of income for your fund. As of July 31, 2006, mortgage- and asset-backed securities were the third largest bond category in the fund’s portfolio.

“Although their yields are typically not as high, mortgage- and asset-backed securities provide a fairly stable source of income with less volatility than lower quality, high-yield corporate bonds,” says David.

To properly manage these securities requires complex research and constant attention. Demographics must be monitored for payment patterns and irregularities, servicing agents need to be evaluated for reliability, and the risk/reward assumptions of the various segments, or tranches, require careful examination.

“Over the years, our fixed-income investment area has grown significantly to meet the increasing challenges of this rapidly changing and complicated market,” says Abner. “We have added a number of people who are focused on this area in both the investment research and trading areas. Also, due to the quantitative nature of these investments, we have made significant additions and enhancements to our technological resources.”
[End Sidebar]

[Begin Sidebar]
[Begin stacked bar chart]

U.S. bond market growth: 1996 vs. 2006

	12/31/1996	6/30/2006
Asset-backed	3.8%	8.8%
Federal agencies	8.7%	12.0%
Corporates	19.9%	23.0%
Mortgage-related	23.2%	27.4%
Treasury	32.3%	18.7%
Municipal	12.1%	10.1%
Outstanding amount	$10.7 trillion	$22.7 trillion

1 The Bond Market Association estimates.
2 Includes GNMA, FNMA and FHLMC mortgage-backed securities, and CMOs and private-label MBS/CMOs.
3 Interest-bearing marketable public debt.

Sources: U.S. Department of Treasury, Federal Reserve System, Federal Agencies, Thomson Financial and The Bond Market Association.
[End stacked bar chart]
[End Sidebar]

[photo - lily pads]

“A portfolio counselor who invests primarily in stocks will have a lower yield target than a portfolio counselor who invests in bonds,” says Hilda. “We want the target to be realistic without encouraging portfolio counselors to assume undue investment risk to meet their yield target.”

 An in-depth, integrated research effort

The yield or dividend is just the first step in determining whether an investment is appropriate for the fund. Regardless of the type of the investment, the fund’s portfolio counselors and analysts rely on our extensive, hands-on research.

“Rather than merely pursuing the greatest possible yield at any given time, our goal is to find investments that we believe are a reliable source of income and have the potential for long-term capital appreciation,” says David.

In their continuing search for investments, the fund’s stock and bond investment professionals work closely together.

“There’s a lot of sharing of information and research between fixed-income and equity portfolio counselors and analysts,” says John Smet, a fixed-income portfolio counselor for the fund. “We often go on research trips together, and that’s a great advantage to shareholders because we have people who are looking at the same company from different vantage points. You have the equity side looking at the growth prospects, the management, the competitive landscape as well as product lines. On the fixed-income side, the analysts and portfolio counselors care about those things as well, but they dig a little deeper into the balance sheet to determine the cash flows and the ability to pay off the bond and service the debt.”

The fund also benefits from being part of a larger organization that manages 29 mutual funds — all with diverse investment objectives and differing disciplines.

“Our organization is consistently and persistently researching companies, industries and issuers because of the broad spectrum and different mandates of the funds we manage,” says Hilda. “Just because an investment may not be appropriate for The Income Fund of America at one point in time doesn’t mean we stop following it. That way, when the market or economy changes and an investment becomes appropriate for the fund, we have seasoned investment professionals who have been following and analyzing this company for years.”

[Begin Pull Quote]
“Rather than merely pursuing the greatest possible yield at any given time, our goal is to find investments that we believe are a reliable source of income and have the potential for long-term capital appreciation.”
— David Barclay
[End Pull Quote]

About your fund

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

Resilience during stock declines                         The Income Fund of America (IFA) vs. the S&P 500 during market declines*
Dates of decline	S&P 500 cumulative total return	IFA cumulative total return	IFA advantage (percentage points)

September 21, 1976, through March 6, 1978	-13.5%	+1.9%	+15.4
November 28, 1980, through August 12, 1982	-20.2	+19.0	+39.2
August 25 through December 4, 1987	-32.8	-13.6	+19.2
July 16 through October 11, 1990	-19.2	-10.2	+9.0
July 17 through August 31, 1998	-19.1	-9.5	+9.6
March 24, 2000, through October 9, 2002	-47.4	+0.7	+48.1

*Periods show S&P 500 price declines of 15% or greater. S&P 500 total returns, which include reinvestment of all distributions, may be higher. There have been times when the index, which is unmanaged, has done better.

Withdrawing income: the dividend advantage

Most fund shareholders reinvest their dividends, but some — including many nonprofit organizations — use dividends to meet current expenses. As the charts below show, the fund’s income has allowed withdrawals to be made without invading principal.

Higher dividends...
[Begin bar chart]
Dividends produced
IFA	$831,117
S&P 500	181,784
[End bar chart]

...have helped to keep principal intact, letting compounding do its work.
[Begin bar chart]
	IFA	S&P 500
Amount withdrawn	$545,338	$545,338
Ending value	1,346,722	282,047
Initial investment	100,000	100,000
[End bar chart]

Charts show hypothetical $100,000 investments in the fund (at net asset value) and the S&P 500 from January 1, 1974, to July 31, 2006. It assumes a 6% withdrawal, increased 6% annually. The first withdrawal, on December 15, 1974, was $6,000. Total withdrawals over the fund’s lifetime come to $545,338.
[End bar chart]

[Begin bar chart]
Historical benefits of income

This chart shows one-year snapshots of the annual income produced by three hypothetical $10,000 investments made on July 31, 1974, in each of The Income Fund of America, the S&P 500, and three-month certificates of deposit (CDs). Over the past 32 years, income from the fund has been substantially higher.

Year ended July 31
	The Income Fund of America	S&P 500	CDs
1976	$1,097	$511	$652
1981	$1,918	$1,110	$2,302
1986	$4,301	$1,788	$2,217
1991	$6,944	$3,140	$3,171
1996	$9,442	$4,388	$3,049
2001	$15,308	$5,130	$4,233
2006	$18,727	$8,261	$3,532

All results are calculated at net asset value with dividends and capital gains (where applicable) reinvested. Source for CDs is the Federal Reserve. CD income assumes reinvestment of both principal and interest at prevailing rates at the time of purchase. CDs are guaranteed; the fund is not.
[End bar chart]

The portfolio at a glance
The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie charts]
	July 31, 2006	July 1, 2005
	Percent	Percent
	of net	of net
Investment portfolio	assets	assets

U.S. common stocks	49.5%	47.7%
Non-U.S. common stocks	17.2	16.8
U.S. and non-U.S. convertible securities & preferred stocks	4.6	5.8
U. S. Treasury & agency bonds & notes	1.9	2.2
Other fixed-income securities	20.0	19.9
Short-term securities & other assets less liabilities	6.8	7.6

[end pie charts]

July 1, 2006	Percent	July 1, 2005	Percent
	of net		of net
Five largest sectors in common stock holdings	assets	Five largest sectors in common stock holdings	assets

Financials	17.9%	Financials	17.2%
Utilities	8.0	Utilities	9.3
Telecommunication services	7.8	Telecommunication services	7.8
Consumer staples	7.6	Energy	6.2
Energy	5.6	Consumer staples	5.7

July 1, 2006	Percent	July 1, 2005	Percent
	of net		of net
Ten largest common stock holdings	assets	Ten largest common stock holdings	assets

AT&T	2.2%	Royal Dutch Shell	1.9%
Chevron	2.1	BellSouth	1.7
BellSouth	1.9	SBC Communications	1.7
Royal Dutch Shell	1.8	Verizon Communications	1.3
Citigroup	1.7	Bristol-Myers Squibb	1.2
General Electric	1.6	Dow Chemical	1.2
Bristol-Myers Squibb	1.5	Chevron	1.2
Altria Group	1.3	General Electric	1.1
Merck	1.1	Washington Mutual	1.1
Washington Mutual	1.1	General Motors	1.1

Summary investment portfolio, July 31, 2006

	Shares	Market	Percent
		value	of net
Common stocks - 66.67%		(000)	assets

Financials - 17.90%
Citigroup Inc.	24,485,000	$1,182,870	1.73%
Washington Mutual, Inc.	16,251,200	726,429	1.06
Société Générale	4,736,500	706,466	1.03
Wells Fargo & Co.	9,731,800	703,998	1.03
HSBC Holdings PLC (United Kingdom)	26,952,825	488,878
HSBC Holdings PLC (Hong Kong)	10,543,396	190,109.99
J.P. Morgan Chase & Co.	12,275,000	559,986.82
Bank of America Corp.	10,765,550	554,749.81
U.S. Bancorp	13,109,953	419,518.61
Fifth Third Bancorp	10,994,000	419,311.61
Lloyds TSB Group PLC	40,349,900	406,264.59
Equity Residential	8,337,700	387,786.57
Hang Lung Properties Ltd.	156,970,000	309,904.45
Fannie Mae	3,006,200	144,027.21
Other securities		5,053,536	7.39
		12,253,831	17.90

Utilities - 7.97%
Duke Energy Corp.	19,880,000	602,761.88
National Grid PLC	40,045,175	455,933.67
E.ON AG	3,650,000	439,910.64
Entergy Corp.	4,373,292	337,181.49
Dominion Resources, Inc.	4,158,498	326,359.48
Other securities		3,293,258	4.81
		5,455,402	7.97

Telecommunication services - 7.83%
AT&T Inc.	51,160,575	1,534,305	2.24
BellSouth Corp.	33,610,000	1,316,504	1.92
Verizon Communications Inc.	21,100,000	713,602	1.04
Koninklijke KPN NV	46,015,000	522,387.76
Chunghwa Telecom Co., Ltd. (ADR)	16,324,400	303,144
Chunghwa Telecom Co., Ltd.	42,803,000	78,933.56
Vodafone Group PLC	163,143,750	354,275.52
Other securities		540,236.79
		5,363,386	7.83

Consumer staples - 7.57%
Altria Group, Inc.	10,780,000	862,077	1.26
Coca-Cola Co.	15,225,000	677,512.99
H.J. Heinz Co.	14,535,000	610,034.89
Reynolds American Inc.	4,553,500	577,293.84
ConAgra Foods, Inc. (1)	26,327,600	566,043.83
General Mills, Inc.	8,700,000	451,530.66
Diageo PLC	17,650,000	310,250.45
Other securities		1,129,428	1.65
		5,184,167	7.57

Energy - 5.55%
Chevron Corp.	21,874,200	1,438,885	2.10
Royal Dutch Shell PLC, Class A (ADR)	10,196,000	721,877
Royal Dutch Shell PLC, Class B	6,314,144	232,476
Royal Dutch Shell PLC, Class B (ADR)	2,864,565	211,577
Royal Dutch Shell PLC, Class A	1,340,000	47,348	1.77
Marathon Oil Corp.	4,345,000	393,831.57
Other securities		756,192	1.11
		3,802,186	5.55

Health care - 5.49%
Bristol-Myers Squibb Co.	43,284,000	1,037,517	1.51
Merck & Co., Inc.	18,800,000	757,076	1.11
Eli Lilly and Co.	12,335,000	700,258	1.02
Pfizer Inc	20,210,000	525,258.77
Other securities		740,750	1.08
		3,760,859	5.49

Materials - 4.42%
International Paper Co.	16,348,820	561,255.82
E.I. du Pont de Nemours and Co.	13,685,000	542,747.79
Weyerhaeuser Co.	8,900,000	522,074.76
Other securities		1,398,839	2.05
		3,024,915	4.42

Industrials - 4.23%
General Electric Co.	33,670,000	1,100,672	1.61
Waste Management, Inc.	11,872,400	408,173.60
Emerson Electric Co.	4,685,000	369,740.54
R.R. Donnelley & Sons Co.	10,745,000	313,646.46
Other securities		703,182	1.02
		2,895,413	4.23

Consumer discretionary - 2.75%
General Motors Corp.	13,775,000	443,968.65
Esprit Holdings Ltd.	40,949,000	311,469.46
Other securities		1,128,406	1.64
		1,883,843	2.75

Information technology - 0.60%
Other securities		409,041.60

Miscellaneous - 2.36%
Other common stocks in initial period of acquisition		1,609,862	2.36

Total common stocks (cost: $36,872,330,000)		45,642,905	66.67

	Shares	Market	Percent
		value	of net
Preferred stocks - 1.27%		(000)	assets

Financials - 1.24%
Fannie Mae, Series O, 7.625% preferred (2) (3)	2,190,000	118,260.17
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred (2) (3)	37,500,000	42,303
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual preferred (2) (3)	10,000,000	14,075.08
Société Générale 7.85% preferred (2) (3)	11,200,000	11,385.02
Other securities		661,358.97
		847,381	1.24

Other - 0.03%
Other securities		17,194.03

Total preferred stocks (cost: $854,645,000)		864,575	1.27

	Shares	Market	Percent
		value	of net
Warrants - 0.00%		(000)	assets

Telecommunication services - 0.00%
Other securities		19.00

Total warrants (cost: $816,000)		19.00

	Shares	Market	Percent
		value	of net
Convertible securities - 3.40%		(000)	assets

Other - 3.17%
Fannie Mae 5.375% convertible preferred	1,530	142,206.21
Other securities		2,025,680	2.96
		2,167,886	3.17

Miscellaneous - 0.23%
Other convertible securities in initial period of acquisition		160,558.23

Total convertible securities (cost: $2,164,179,000)		2,328,444	3.40

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 21.89%	(000)	(000)	assets

Consumer discretionary - 3.74%
General Motors Corp. 6.375%-9.40% 2008-2033	236,035	206,622
General Motors Nova Scotia Finance Co. 6.85% 2008	20,700	19,613.33
Other securities		2,335,369	3.41
		2,561,604	3.74

Financials - 3.50%
General Motors Acceptance Corp. 6.039%-7.75% 2006-2014 (3)	505,945	494,725
Residential Capital Corp. 6.00%-7.337% 2008-2011 (2) (3)	96,900	96,654.86
Washington Mutual Preferred Funding I Ltd. 6.534% (undated) (2) (3)	42,800	41,660
Washington Mutual, Inc. 4.00%-5.737% 2009-2012 (3)	32,000	31,391
Providian Financial Corp., Series A, 9.525% 2027 (2)	10,000	10,612
Dime Capital Trust I, Dime Bancorp, Inc., Series A, 9.33% 2027	9,425	10,085.14
Household Finance Corp. 4.125%-6.375% 2009-2012	31,000	30,927
HSBC Finance Corp. 4.625%-5.00% 2010-2015	21,720	20,915
HSBC Bank USA 4.625% 2014 (2)	5,000	4,644
Midland Bank 5.875% Eurodollar note (undated) (3)	5,000	4,300.09
MBNA Global Capital Funding, Series B, 5.949% 2027 (3)	35,000	34,681
MBNA Corp. 5.625% 2007	10,000	10,007
Bank of America Corp. 4.50% 2010	10,000	9,678.08
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (2) (3)	45,700	46,733
Société Générale 5.75% 2016 (2)	4,000	3,990.07
J.P. Morgan Chase & Co. 4.75%-4.891% 2015	22,500	21,539
J.P. Morgan & Co. Inc. 6.70% 2007	5,000	5,058.04
Citigroup Inc. 5.125% 2011	12,500	12,336.02
Other securities		1,507,442	2.20
		2,397,377	3.50

Mortgage-backed obligations (4) - 2.98%
Fannie Mae 3.753%-11.90% 2010-2042 (3)	411,367	402,449.59
Other securities		1,635,314	2.39
		2,037,763	2.98

Telecommunication services - 2.96%
SBC Communications Inc. 4.125%-6.25% 2009-2034	74,965	71,409
AT&T Corp. 7.30% 2011 (3)	14,789	15,845
AT&T Inc. 6.80% 2036	11,235	11,341.14
Verizon Global Funding Corp. 6.125% 2007	7,000	7,035
Verizon New York Inc., Series A, 6.875% 2012	6,500	6,671.02
BellSouth Corp. 6.55% 2034	10,000	9,682.01
Other securities		1,903,699	2.79
		2,025,682	2.96

Energy - 1.43%
Other securities		980,978	1.43

Industrials - 1.25%
General Electric Capital Corp., Series A, 5.375%-6.00% 2007-2012	16,000	16,184
General Electric Co. 5.00% 2013	5,000	4,846.03
Other securities		835,090	1.22
		856,120	1.25

Utilities - 1.07%
Other securities		730,408	1.07

Materials - 1.04%
Other securities		709,097	1.04

U.S. government & government agency bonds & notes - 1.03%
Fannie Mae 5.25% 2007	41,500	41,415.06
Other securities		663,205.97
		704,620	1.03

Other - 2.89%
Other securities		1,983,807	2.89

Total bonds & notes (cost: $15,115,931,000)		14,987,456	21.89

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 7.01%	(000)	(000)	assets

Federal Home Loan Bank 4.935%-5.285% due 8/4-10/4/2006	$467,132	$464,212.68%
Bank of America Corp. 5.15%-5.36% due 8/25-9/28/2006	350,000	347,971.51
Wells Fargo Bank, N.A. 5.25%-5.40% due 8/21-9/19/2006	300,000	299,996.44
International Lease Finance Corp. 5.08%-5.30% due 8/1-9/12/2006	100,000	99,598
AIG Funding, Inc. 5.03%-5.225% due 8/3-9/8/2006	100,000	99,703
American General Finance Corp. 5.30%-5.31% due 9/7-9/20/2006	100,000	99,358.44
Preferred Receivables Funding Corp. 5.23%-5.34% due 8/4-9/8/2006 (2)	200,000	199,349
Park Avenue Receivables Co., LLC 5.29%-5.34% due 8/10-9/20/2006 (2)	75,000	74,585.40
CAFCO, LLC 5.11%-5.39% due 8/2-10/11/2006 (2)	250,000	247,788.36
Fannie Mae 5.07%-5.28% due 8/28-10/18/2006	155,300	154,231.22
HSBC Finance Corp. 5.08%-5.32% due 8/30-10/5/2006	125,000	124,172.18
Atlantic Industries 5.05% due 8/1/2006 (2)	67,500	67,490
Coca-Cola Co. 5.29% due 9/18/2006	40,500	40,209.16
General Electric Capital Services, Inc. 5.15% due 8/17/2006	50,000	49,882
Edison Asset Securitization LLC 5.30%-5.31% due 8/29/2006 (2)	50,000	49,788.15
Other securities		2,382,309	3.47

Total short-term securities (cost: $4,800,632,000)		4,800,641	7.01

Total investment securities (cost: $59,808,533,000)		68,624,040	100.24
Other assets less liabilities		(165,985)	(0.24)

Net assets		$68,458,055	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Some of the fund's affiliated holdings listed below are also among the fund's largest holdings and are shown in the preceding summary investment portfolio. Affiliated companies not among the fund's largest holdings are included in the market value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the year ended July 31, 2006, appear below.

					Dividend or	Market value
	Beginning				interest	of affiliates
Company	shares	Purchases	Sales	Ending shares	income	at 7/31/06
	or principal amount			or principal amount	(000)	(000)
iStar Financial, Inc.	7,240,000	-	-	7,240,000	$14,339	$287,862
iStar Financial, Inc. 5.375% 2010	$10,925,000	$-	$-	$10,925,000	593	10,750
iStar Financial, Inc., Series F, 7.80% cumulative redeemable preferred	400,000	-	-	400,000	780	10,004
iStar Financial, Inc., Series B, 5.125% 2011	$10,000,000	$-	$-	$10,000,000	545	9,670
iStar Financial, Inc. 7.00% 2008	$6,525,000	$-	$-	$6,525,000	351	6,653
iStar Financial, Inc. 5.80% 2011	$-	$5,000,000	$-	$5,000,000	183	4,969
iStar Financial, Inc., Series B, 4.875% 2009	$5,000,000	$-	$-	$5,000,000	280	4,897
iStar Financial, Inc. 6.05% 2015	$4,285,000	$-	$-	$4,285,000	260	4,240
iStar Financial, Inc. 6.00% 2010	$3,750,000	$-	$-	$3,750,000	228	3,772
iStar Financial, Inc. 8.75% 2008	$1,028,000	$-	$-	$1,028,000	61	1,085
Packaging Corp. of America	-	6,736,800	-	6,736,800	5,726	154,475
Packaging Corp. of America 4.375% 2008	$9,500,000	$-	$7,000,000	$2,500,000	343	2,441
Arthur J. Gallagher & Co.	5,383,200	20,500	-	5,403,700	6,268	146,819
Goodman Fielder Ltd. (5)	-	67,000,000	-	67,000,000	-	103,089
Sunstone Hotel Investors, Inc.	2,438,400	1,155,000	-	3,593,400	4,120	101,909
Premier Farnell PLC	-	23,550,000	2,500,000	21,050,000	3,917	70,877
Tupperware Brands Corp.	3,125,500	739,500	-	3,865,000	3,239	66,710
Montpelier Re Holdings Ltd.	4,120,000	345,000	-	4,465,000	2,612	80,727
MeadWestvaco Corp.	3,180,000	7,385,696	-	10,565,696	5,200	275,976
Beverly Hills Bancorp Inc.	1,939,517	-	91,117	1,848,400	970	16,765
Clarent Hospital Corp. (5) (6)	484,684	-	-	484,684	-	121
ConAgra Foods, Inc.	18,485,000	7,842,600	-	26,327,600	19,421	566,043
R.R. Donnelley & Sons Co. (7)	13,474,000	-	2,729,000	10,745,000	12,810	-
					$82,246	$1,929,854

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Represents an affiliated company as defined under the Investment Company Act of 1940.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $5,490,924,000, which represented 8.02% of the net assets of the fund.

(3) Coupon rate may change periodically.
(4) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(5) Security did not produce income during the last 12 months.
(6) Valued under fair value procedures adopted by authority of the board of directors.
(7) Unaffiliated issuer at 7/31/2006.

ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at July 31, 2006 (dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $57,731,400)	$66,694,186
Affiliated issuers (cost: $2,077,133)	1,929,854	$68,624,040
Cash denominated in non-U.S. currencies (cost: $3,392)		3,374
Cash		79,711
Receivables for:
Sales of investments	130,914
Sales of fund's shares	116,823
Dividends and interest	391,106	638,843
		69,345,968
Liabilities:
Payables for:
Purchases of investments	524,199
Repurchases of fund's shares	51,217
Dividends on fund's shares	262,170
Investment advisory services	13,008
Services provided by affiliates	34,410
Deferred directors' compensation	2,258
Other fees and expenses	651	887,913
Net assets at July 31, 2006		$68,458,055

Net assets consist of:
Capital paid in on shares of capital stock		$57,259,143
Undistributed net investment income		674,755
Undistributed net realized gain		1,708,492
Net unrealized appreciation		8,815,665
Net assets at July 31, 2006		$68,458,055

Total authorized capital stock - 5,500,000 shares, $.001 par value (3,546,374 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$53,188,267	2,752,224	$19.33
Class B	4,442,194	231,113	19.22
Class C	6,675,430	347,798	19.19
Class F	1,957,407	101,414	19.30
Class 529-A	451,644	23,392	19.31
Class 529-B	91,781	4,764	19.26
Class 529-C	200,885	10,422	19.27
Class 529-E	23,392	1,214	19.28
Class 529-F	9,830	509	19.30
Class R-1	36,656	1,902	19.27
Class R-2	378,995	19,723	19.22
Class R-3	579,106	30,025	19.29
Class R-4	254,657	13,189	19.31
Class R-5	167,811	8,685	19.32
* Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $20.51 and $20.49, respectively.

See Notes to Financial Statements

Statement of operations
for the year ended July 31, 2006	(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $48,293; also includes $79,402 from affiliates)	$1,822,844
Interest (net of non-U.S. taxes of $2; also includes $2,844 from affiliates)	1,274,118	$3,096,962

Fees and expenses*:
Investment advisory services	157,792
Distribution services	232,468
Transfer agent services	32,255
Administrative services	13,270
Reports to shareholders	1,038
Registration statement and prospectus	2,133
Postage, stationery and supplies	3,323
Directors' compensation	592
Auditing and legal	155
Custodian	2,594
State and local taxes	1
Other	158
Total fees and expenses before reimbursements/waivers	445,779
Less reimbursements/waivers of fees and expenses:
Investment advisory services	15,779
Administrative services	299
Total fees and expenses after reimbursements/waivers		429,701
Net investment income		2,667,261

Net realized gain and unrealized appreciation on investments and non-U.S. currency:
Net realized gain on:
Investments (including $5,638 net loss from affiliates)	1,716,209
Non-U.S. currency transactions	2,057	1,718,266
Net unrealized appreciation on:
Investments	1,591,315
Non-U.S. currency translations	1,302	1,592,617
Net realized gain and unrealized appreciation on investments and non-U.S. currency		3,310,883
Net increase in net assets resulting from operations		$5,978,144

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands	)

	Year ended July 31
	2006	2005
Operations:
Net investment income	$2,667,261	$2,177,501
Net realized gain on investments and non-U.S. currency transactions	1,718,266	1,203,405
Net unrealized appreciation on investments and non-U.S. currency translations	1,592,617	3,378,509
Net increase in net assets resulting from operations	5,978,144	6,759,415

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income and non-U.S. currency gains	(2,496,685)	(1,825,496)
Distributions from net realized gain on investments	(1,211,543)	(377,655)
Total dividends and distributions paid or accrued to shareholders	(3,708,228)	(2,203,151)

Capital share transactions	6,036,571	10,692,258

Total increase in net assets	8,306,487	15,248,522

Net assets:
Beginning of year	60,151,568	44,903,046
End of year (including undistributed net investment income: $674,755 and $501,690, respectively)	$68,458,055	$60,151,568

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization - The Income Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica® savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available or are considered unreliable are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders quarterly. Distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Mortgage dollar rolls - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

Loan transactions - The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or the borrower to meet the obligations of the loan.

2.	Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; paydowns on fixed-income securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended July 31, 2006, the fund reclassified $89,000 from undistributed net investment income to capital paid in on shares of capital stock. In addition, the fund reclassified $2,578,000 from undistributed net realized gain to undistributed net investment income to align financial reporting with tax reporting.

As of July 31, 2006, the components of distributable earnings, unrealized appreciation (depreciation) and cost of investments on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$924,041
Undistributed long-term capital gain	1,727,884
Gross unrealized appreciation on investment securities	9,908,898
Gross unrealized depreciation on investment securities	(1,097,562)
Net unrealized appreciation on investment securities	8,811,336
Cost of investment securities	59,812,704

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Year ended July 31, 2006			Year ended July 31, 2005
Share class	Ordinary income	Long-term capital gains	Total distributions paid or accrued	Ordinary income	Long-term capital gains	Total distributions paid or accrued
Class A	$2,018,662	$945,614	$2,964,276	$1,507,294	$299,587	$1,806,881
Class B	140,500	81,514	222,014	105,906	27,212	133,118
Class C	201,163	117,973	319,136	132,396	34,316	166,712
Class F	70,225	33,305	103,530	45,544	9,107	54,651
Class 529-A	15,421	7,171	22,592	9,019	1,789	10,808
Class 529-B	2,598	1,542	4,140	1,649	447	2,096
Class 529-C	5,562	3,248	8,810	3,247	856	4,103
Class 529-E	740	373	1,113	433	95	528
Class 529-F	313	134	447	136	25	161
Class R-1	864	485	1,349	334	78	412
Class R-2	10,343	5,960	16,303	5,613	1,403	7,016
Class R-3	17,725	8,906	26,631	8,959	1,829	10,788
Class R-4	7,679	3,433	11,112	2,450	430	2,880
Class R-5	4,890	1,885	6,775	2,516	481	2,997
Total	$2,496,685	$1,211,543	$3,708,228	$1,825,496	$377,655	$2,203,151

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc.SM ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.125% on such assets in excess of $71 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% of the fund’s monthly gross income. CRMC is currently waiving 10% of investment advisory services fees. During the year ended July 31, 2006, total investment advisory services fees waived by CRMC were $15,779,000. As a result, the fee shown on the accompanying financial statements of $157,792,000, which was equivalent to an annualized rate of 0.249%, was reduced to $142,013,000, or 0.224% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of July 31, 2006, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the year ended July 31, 2006, the total administrative services fees paid by CRMC were $2,000 and $297,000 for Class R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the year ended July 31, 2006, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$115,724	$29,419	Not applicable	Not applicable	Not applicable
Class B	42,234	2,836	Not applicable	Not applicable	Not applicable
Class C	61,234	Included in administrative services	$6,466	$951	Not applicable
Class F	4,328		1,328	230	Not applicable
Class 529-A	736		258	42	$385
Class 529-B	816		55	29	82
Class 529-C	1,739		117	47	174
Class 529-E	100		13	2	20
Class 529-F	-		5	1	8
Class R-1	268		34	15	Not applicable
Class R-2	2,400		473	1,151	Not applicable
Class R-3	2,407		700	273	Not applicable
Class R-4	482		282	12	Not applicable
Class R-5	Not applicable		113	4	Not applicable
Total	$232,468	$32,255	$9,844	$2,757	$669

Deferred directors’ compensation - Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $592,000, shown on the accompanying financial statements, includes $332,000 in current fees (either paid in cash or deferred) and a net increase of $260,000 in the value of the deferred amounts.

Affiliated officers and directors - Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2006
Class A	$7,526,901	404,213	$2,634,343	142,882	$(5,936,400)	(318,528)	$4,224,844	228,567
Class B	417,059	22,507	194,060	10,594	(449,190)	(24,223)	161,929	8,878
Class C	1,279,488	69,133	275,082	15,037	(854,118)	(46,137)	700,452	38,033
Class F	579,266	31,091	80,258	4,359	(369,396)	(19,859)	290,128	15,591
Class 529-A	115,828	6,225	21,870	1,187	(29,602)	(1,587)	108,096	5,825
Class 529-B	15,280	823	4,043	220	(4,608)	(248)	14,715	795
Class 529-C	51,850	2,790	8,560	465	(19,447)	(1,044)	40,963	2,211
Class 529-E	6,516	351	1,079	59	(2,291)	(123)	5,304	287
Class 529-F	4,653	250	424	23	(938)	(50)	4,139	223
Class R-1	21,603	1,163	1,257	69	(6,100)	(329)	16,760	903
Class R-2	164,063	8,842	15,707	857	(83,808)	(4,514)	95,962	5,185
Class R-3	275,744	14,822	25,650	1,394	(135,565)	(7,291)	165,829	8,925
Class R-4	163,310	8,773	10,477	568	(48,034)	(2,576)	125,753	6,765
Class R-5	96,681	5,189	5,091	276	(20,075)	(1,077)	81,697	4,388
Total net increase
(decrease)	$10,718,242	576,172	$3,277,901	177,990	$(7,959,572)	(427,586)	$6,036,571	326,576

Year ended July 31, 2005
Class A	$9,640,392	532,521	$1,565,111	86,078	$(3,709,618)	(204,836)	$7,495,885	413,763
Class B	755,566	42,102	111,888	6,179	(287,281)	(15,953)	580,173	32,328
Class C	1,867,364	103,792	133,316	7,372	(485,019)	(26,922)	1,515,661	84,242
Class F	660,579	36,521	41,363	2,276	(208,234)	(11,499)	493,708	27,298
Class 529-A	114,656	6,328	10,343	569	(13,713)	(756)	111,286	6,141
Class 529-B	17,625	977	2,028	112	(2,180)	(121)	17,473	968
Class 529-C	52,313	2,889	3,934	216	(8,587)	(473)	47,660	2,632
Class 529-E	5,928	328	504	27	(618)	(34)	5,814	321
Class 529-F	2,757	152	149	8	(763)	(43)	2,143	117
Class R-1	13,146	724	374	20	(3,977)	(218)	9,543	526
Class R-2	143,180	7,950	6,558	362	(34,869)	(1,935)	114,869	6,377
Class R-3	241,450	13,332	9,950	547	(56,185)	(3,110)	195,215	10,769
Class R-4	97,347	5,337	2,546	140	(14,255)	(782)	85,638	4,695
Class R-5	24,245	1,332	1,947	107	(9,002)	(498)	17,190	941
Total net increase
(decrease)	$13,636,548	754,285	$1,890,011	104,013	$(4,834,301)	(267,180)	$10,692,258	591,118

* Includes exchanges between share classes of the fund.

6. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $25,651,014,000 and $20,471,168,000, respectively, during the year ended July 31, 2006.

Financial highlights (1)

		Income (loss) from investment operations(2)			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3)	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers (4)		Ratio of net income to average net assets
Class A:
Year ended 7/31/2006	$18.70	$.81	$.94	$1.75	$(.76)	$(.36)	$(1.12)	$19.33	9.77%	$53,188		.56%		.53%		4.35%
Year ended 7/31/2005	17.10	.77	1.61	2.38	(.65)	(.13)	(.78)	18.70	14.12	47,196		.55		.54		4.26
Year ended 7/31/2004	15.44	.70	1.70	2.40	(.74)	-	(.74)	17.10	15.76	36,075		.57		.57		4.15
Year ended 7/31/2003	14.49	.72	.98	1.70	(.73)	(.02)	(.75)	15.44	12.18	25,891		.61		.61		4.98
Year ended 7/31/2002	16.44	.74	(1.73)	(.99)	(.80)	(.16)	(.96)	14.49	(6.35)	19,585		.61		.61		4.66
Class B:
Year ended 7/31/2006	18.61	.66	.93	1.59	(.62)	(.36)	(.98)	19.22	8.87	4,442		1.33		1.31		3.58
Year ended 7/31/2005	17.01	.63	1.61	2.24	(.51)	(.13)	(.64)	18.61	13.32	4,135		1.34		1.32		3.48
Year ended 7/31/2004	15.36	.56	1.69	2.25	(.60)	-	(.60)	17.01	14.84	3,231		1.35		1.35		3.37
Year ended 7/31/2003	14.42	.61	.97	1.58	(.62)	(.02)	(.64)	15.36	11.37	2,015		1.39		1.39		4.17
Year ended 7/31/2002	16.39	.61	(1.73)	(1.12)	(.69)	(.16)	(.85)	14.42	(7.14)	800		1.37		1.37		3.88
Class C:
Year ended 7/31/2006	18.58	.65	.93	1.58	(.61)	(.36)	(.97)	19.19	8.83	6,675		1.38		1.36		3.52
Year ended 7/31/2005	16.99	.61	1.60	2.21	(.49)	(.13)	(.62)	18.58	13.17	5,756		1.43		1.41		3.38
Year ended 7/31/2004	15.34	.55	1.69	2.24	(.59)	-	(.59)	16.99	14.75	3,833		1.44		1.44		3.26
Year ended 7/31/2003	14.41	.59	.97	1.56	(.61)	(.02)	(.63)	15.34	11.23	1,850		1.48		1.48		4.07
Year ended 7/31/2002	16.37	.59	(1.71)	(1.12)	(.68)	(.16)	(.84)	14.41	(7.17)	614		1.48		1.48		3.77
Class F:
Year ended 7/31/2006	18.68	.80	.93	1.73	(.75)	(.36)	(1.11)	19.30	9.68	1,957		.60		.57		4.30
Year ended 7/31/2005	17.08	.75	1.61	2.36	(.63)	(.13)	(.76)	18.68	14.01	1,603		.67		.65		4.14
Year ended 7/31/2004	15.42	.67	1.71	2.38	(.72)	-	(.72)	17.08	15.65	1,000		.69		.69		4.02
Year ended 7/31/2003	14.47	.71	.97	1.68	(.71)	(.02)	(.73)	15.42	12.11	471		.72		.72		4.83
Year ended 7/31/2002	16.44	.71	(1.73)	(1.02)	(.79)	(.16)	(.95)	14.47	(6.56)	156		.73		.73		4.52
Class 529-A:
Year ended 7/31/2006	18.68	.80	.94	1.74	(.75)	(.36)	(1.11)	19.31	9.70	452		.63		.61		4.27
Year ended 7/31/2005	17.08	.75	1.61	2.36	(.63)	(.13)	(.76)	18.68	13.98	328		.70		.68		4.13
Year ended 7/31/2004	15.42	.68	1.70	2.38	(.72)	-	(.72)	17.08	15.61	195		.67		.67		4.06
Year ended 7/31/2003	14.48	.71	.97	1.68	(.72)	(.02)	(.74)	15.42	12.10	93		.68		.68		4.87
Period from 2/15/2002 to 7/31/2002	15.76	.31	(1.20)	(.89)	(.39)	-	(.39)	14.48	(5.83)	24		.37		.37		2.02
Class 529-B:
Year ended 7/31/2006	18.65	.64	.92	1.56	(.59)	(.36)	(.95)	19.26	8.71	92		1.47		1.44		3.44
Year ended 7/31/2005	17.05	.59	1.61	2.20	(.47)	(.13)	(.60)	18.65	13.05	74		1.55		1.53		3.28
Year ended 7/31/2004	15.36	.53	1.70	2.23	(.54)	-	(.54)	17.05	14.67	51		1.57		1.57		3.16
Year ended 7/31/2003	14.46	.58	.97	1.55	(.63)	(.02)	(.65)	15.36	11.10	28		1.60		1.60		3.95
Period from 2/19/2002 to 7/31/2002	15.63	.25	(1.06)	(.81)	(.36)	-	(.36)	14.46	(5.40)	7		.71		.71		1.62
Class 529-C:
Year ended 7/31/2006	18.65	.64	.93	1.57	(.59)	(.36)	(.95)	19.27	8.77	201		1.46		1.43		3.45
Year ended 7/31/2005	17.06	.59	1.60	2.19	(.47)	(.13)	(.60)	18.65	13.00	153		1.54		1.52		3.29
Year ended 7/31/2004	15.39	.53	1.71	2.24	(.57)	-	(.57)	17.06	14.69	95		1.56		1.56		3.17
Year ended 7/31/2003	14.46	.58	.97	1.55	(.60)	(.02)	(.62)	15.39	11.10	44		1.59		1.59		3.96
Period from 2/19/2002 to 7/31/2002	15.63	.25	(1.06)	(.81)	(.36)	-	(.36)	14.46	(5.40)	12		.70		.70		1.63
Class 529-E:
Year ended 7/31/2006	18.66	.74	.93	1.67	(.69)	(.36)	(1.05)	19.28	9.32	23		.94		.92		3.96
Year ended 7/31/2005	17.06	.69	1.61	2.30	(.57)	(.13)	(.70)	18.66	13.63	17		1.02		1.01		3.80
Year ended 7/31/2004	15.40	.62	1.70	2.32	(.66)	-	(.66)	17.06	15.24	10		1.04		1.04		3.69
Year ended 7/31/2003	14.47	.66	.96	1.62	(.67)	(.02)	(.69)	15.40	11.66	5		1.06		1.06		4.48
Period from 2/25/2002 to 7/31/2002	15.81	.27	(1.23)	(.96)	(.38)	-	(.38)	14.47	(6.24)	1		.45		.45		1.79
Class 529-F:
Year ended 7/31/2006	18.68	.83	.93	1.76	(.78)	(.36)	(1.14)	19.30	9.85	10		.44		.42		4.46
Year ended 7/31/2005	17.08	.75	1.60	2.35	(.62)	(.13)	(.75)	18.68	13.96	5		.70		.68		4.14
Year ended 7/31/2004	15.42	.67	1.69	2.36	(.70)	-	(.70)	17.08	15.53	3		.79		.79		3.95
Period from 9/17/2002 to 7/31/2003	14.11	.60	1.24	1.84	(.51)	(.02)	(.53)	15.42	13.38	1		.81	(5)	.81	(5)	4.68	(5)
Class R-1:
Year ended 7/31/2006	$18.65	$.64	$.94	$1.58	$(.60)	$(.36)	$(.96)	$19.27	8.79%	$37		1.45%		1.41%		3.46%
Year ended 7/31/2005	17.05	.61	1.61	2.22	(.49)	(.13)	(.62)	18.65	13.15	19		1.50		1.45		3.36
Year ended 7/31/2004	15.39	.55	1.70	2.25	(.59)	-	(.59)	17.05	14.75	8		1.55		1.48		3.27
Year ended 7/31/2003	14.47	.60	.96	1.56	(.62)	(.02)	(.64)	15.39	11.19	2		1.92		1.50		4.02
Period from 6/17/2002 to 7/31/2002	15.65	.06	(1.24)	(1.18)	-	-	-	14.47	(7.54)	-	(6)	.32		.18		.42
Class R-2:
Year ended 7/31/2006	18.60	.64	.94	1.58	(.60)	(.36)	(.96)	19.22	8.83	379		1.52		1.40		3.48
Year ended 7/31/2005	17.01	.61	1.60	2.21	(.49)	(.13)	(.62)	18.60	13.16	271		1.58		1.42		3.39
Year ended 7/31/2004	15.36	.55	1.69	2.24	(.59)	-	(.59)	17.01	14.75	139		1.75		1.44		3.30
Year ended 7/31/2003	14.48	.59	.95	1.54	(.64)	(.02)	(.66)	15.36	11.12	52		1.81		1.46		4.02
Period from 5/31/2002 to 7/31/2002	16.26	.09	(1.69)	(1.60)	(.18)	-	(.18)	14.48	(9.95)	1		.29		.24		.66
Class R-3:
Year ended 7/31/2006	18.67	.73	.93	1.66	(.68)	(.36)	(1.04)	19.29	9.29	579		.96		.94		3.94
Year ended 7/31/2005	17.07	.70	1.60	2.30	(.57)	(.13)	(.70)	18.67	13.68	394		.97		.96		3.85
Year ended 7/31/2004	15.41	.62	1.70	2.32	(.66)	-	(.66)	17.07	15.25	176		1.02		1.02		3.70
Year ended 7/31/2003	14.48	.65	.98	1.63	(.68)	(.02)	(.70)	15.41	11.68	56		1.12		1.08		4.42
Period from 6/4/2002 to 7/31/2002	16.09	.09	(1.51)	(1.42)	(.19)	-	(.19)	14.48	(8.90)	1		.19		.17		.61
Class R-4:
Year ended 7/31/2006	18.69	.79	.93	1.72	(.74)	(.36)	(1.10)	19.31	9.60	255		.66		.64		4.22
Year ended 7/31/2005	17.09	.76	1.60	2.36	(.63)	(.13)	(.76)	18.69	14.00	120		.67		.65		4.17
Year ended 7/31/2004	15.43	.68	1.70	2.38	(.72)	-	(.72)	17.09	15.64	30		.69		.69		4.05
Year ended 7/31/2003	14.49	.70	.98	1.68	(.72)	(.02)	(.74)	15.43	12.07	12		.72		.72		4.81
Period from 6/27/2002 to 7/31/2002	15.25	.08	(.84)	(.76)	-	-	-	14.49	(4.98)	-	(6)	5.11		.03		.52
Class R-5:
Year ended 7/31/2006	18.70	.85	.93	1.78	(.80)	(.36)	(1.16)	19.32	9.92	168		.36		.34		4.56
Year ended 7/31/2005	17.10	.80	1.61	2.41	(.68)	(.13)	(.81)	18.70	14.33	81		.37		.35		4.45
Year ended 7/31/2004	15.44	.73	1.71	2.44	(.78)	-	(.78)	17.10	16.01	57		.37		.37		4.35
Year ended 7/31/2003	14.49	.75	.98	1.73	(.76)	(.02)	(.78)	15.44	12.43	39		.40		.40		5.17
Period from 5/15/2002 to 7/31/2002	16.31	.15	(1.77)	(1.62)	(.20)	-	(.20)	14.49	(9.99)	22		.09		.09		.97

	Year ended July 31
	2006	2005	2004	2003	2002

Portfolio turnover rate for all classes of shares	35%	24%	27%	28%	36%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC.
During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.
In addition, during the start-up period for the retirement plan share classes (except Class R-5),
CRMC agreed to pay a portion of the fees related to transfer agent services.
(5) Annualized.
(6) Amount less than $1 million.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of The Income Fund of America, Inc.:

We have audited the accompanying statement of assets and liabilities of The Income Fund of America, Inc. (the “Fund”), including the summary investment portfolio, as of July 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Income Fund of America, Inc. as of July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
September 14, 2006

Expense example                                                                                unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2006, through July 31, 2006).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 2/1/2006	Ending account value 7/31/2006	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,062.16	$2.71	.53%
Class A -- assumed 5% return	1,000.00	1,022.17	2.66	.53
Class B -- actual return	1,000.00	1,057.89	6.68	1.31
Class B -- assumed 5% return	1,000.00	1,018.30	6.56	1.31
Class C -- actual return	1,000.00	1,057.74	6.94	1.36
Class C -- assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class F -- actual return	1,000.00	1,062.03	2.91	.57
Class F -- assumed 5% return	1,000.00	1,021.97	2.86	.57
Class 529-A -- actual return	1,000.00	1,061.79	3.12	.61
Class 529-A -- assumed 5% return	1,000.00	1,021.77	3.06	.61
Class 529-B -- actual return	1,000.00	1,057.09	7.34	1.44
Class 529-B -- assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class 529-C -- actual return	1,000.00	1,057.09	7.29	1.43
Class 529-C -- assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class 529-E -- actual return	1,000.00	1,060.32	4.65	.91
Class 529-E -- assumed 5% return	1,000.00	1,020.28	4.56	.91
Class 529-F -- actual return	1,000.00	1,062.28	2.15	.42
Class 529-F -- assumed 5% return	1,000.00	1,022.71	2.11	.42
Class R-1 -- actual return	1,000.00	1,057.78	7.19	1.41
Class R-1 -- assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class R-2 -- actual return	1,000.00	1,058.02	7.14	1.40
Class R-2 -- assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-3 -- actual return	1,000.00	1,060.20	4.75	.93
Class R-3 -- assumed 5% return	1,000.00	1,020.18	4.66	.93
Class R-4 -- actual return	1,000.00	1,061.66	3.22	.63
Class R-4 -- assumed 5% return	1,000.00	1,021.67	3.16	.63
Class R-5 -- actual return	1,000.00	1,063.21	1.74	.34
Class R-5 -- assumed 5% return	1,000.00	1,023.11	1.71	.34

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

Tax information                                                                                                          unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended July 31, 2006:

Long-term capital gains	$1,211,543,000
Qualified dividend income	1,857,970,000
Corporate dividends received deduction	1,192,146,000
U.S. government income that may be exempt from state taxation	54,632,000

Individual shareholders should refer to their Form 1099-DIV or other tax information, which will be mailed in January 2007, to determine the calendar year amounts to be included on their 2006 tax returns. Shareholders should consult their tax advisers.

Other share class results                                                                                    unaudited

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Class B, Class C, Class F and Class 529

Average annual total returns for periods ended June 30, 2006 (the most recent calendar quarter):

	1 year	5 years	Life of class

Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	+3.86%	+7.30%	+8.98%
Not reflecting CDSC	+8.86%	+7.60%	+8.98%

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	+7.75%	+7.51%	+7.84%
Not reflecting CDSC	+8.75%	+7.51%	+7.84%

Class F shares* — first sold 3/15/01
Not reflecting annual asset-based fee charged by
sponsoring firm	+9.60%	+8.32%	+8.66%

Class 529-A shares†— first sold 2/15/02
Reflecting 5.75% maximum sales charge	+3.31%	—	+8.14%
Not reflecting maximum sales charge	+9.61%	—	+9.61%

Class 529-B shares†— first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	+3.69%	—	+8.56%
Not reflecting CDSC	+8.69%	—	+8.91%

Class 529-C shares†— first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	+7.69%	—	+8.92%
Not reflecting CDSC	+8.69%	—	+8.92%

Class 529-E shares*†— first sold 2/25/02	+9.30%	—	+9.23%

Class 529-F shares*†— first sold 9/17/02
Not reflecting annual asset-based fee charged by
sponsoring firm	+9.77%	—	+13.31%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 29 to 30 for details.

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

Board of directors

“Non-interested” directors

Name and age	Year first elected a director of the fund[1]	Principal occupation(s) during past five years

Robert A. Fox, 69	1972	Managing General Partner, Fox Investments LP; corporate director; retired President and CEO, Foster Farms (poultry producer)

Leonade D. Jones, 58 Chairman of the Board (Independent and Non-Executive)	1993	Co-founder, VentureThink LLC (developed and managed e-commerce businesses) and Versura Inc.(education loan exchange); former Treasurer, The Washington Post Company

John M. Lillie, 69	2003	Business consultant; former President, Sequoia Associates LLC (investment firm specializing in medium-size buyouts); former Vice Chairman of the Board, Gap Inc. (specialty apparel retailing)

John G. McDonald, 69	1976	Professor of Finance, Graduate School of Business, Stanford University

James K. Peterson, 65	1999	Managing Director, Oak Glen Consultancy, LLC (consulting services to charitable organizations, pension funds and other financial management companies)

Henry E. Riggs, 71	1989	President Emeritus, Keck Graduate Institute of Applied Life Sciences

Isaac Stein, 59	2004	President, Waverly Associates (private investment fund); Managing Director, Technogen Associates L.P. (venture capital partnership); Chairman Emeritus, Stanford University Board of Trustees

Patricia K. Woolf, Ph.D., 72	1985	Private investor; corporate director; former Lecturer, Department of Molecular Biology, Princeton University

“Non-interested” directors

Name and age	Number of portfolios in fund complex[2] overseen by director	Other directorships[3] held by director

Robert A. Fox, 69	7	Chemtura Corporation

Leonade D. Jones, 58 Chairman of the Board (Independent and Non-Executive)	6	None

John M. Lillie, 69	2	None

John G. McDonald, 69	8	iStar Financial, Inc.; Plum Creek Timber Co.; Scholastic Corporation; Varian, Inc.

James K. Peterson, 65	2	None

Henry E. Riggs, 71	4	None

Isaac Stein, 59	2	Alexza Pharmaceuticals, Inc.; Maxygen, Inc.

Patricia K. Woolf, Ph.D., 72	6	First Energy Corporation

“Interested” director[4]

Name, age and position with fund	Year first elected a director or officer of the fund[1]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund

Hilda L. Applbaum, 45 Vice Chairman of the Board	1998	Senior Vice President, Capital Research Company[5]

“Interested” director[4]

Name, age and position with fund	Number of portfolios in fund complex[2] overseen by director	Other directorships[3] held by director
Hilda L. Applbaum, 45 Vice Chairman of the Board	1	None

Please see page 36 for footnotes.

Other officers
Name, age and position with fund	Year first elected an officer of the fund[1]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
David C. Barclay, 49 President	1998	Senior Vice President, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[5]

Abner D. Goldstine, 76 Senior Vice President	1993	Senior Vice President and Director, Capital Research and Management Company

Paul G. Haaga, Jr., 57 Senior Vice President	1994	Vice Chairman of the Board, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[5]

Dina N. Perry, 60 Senior Vice President	1994	Senior Vice President, Capital Research and Management Company

Joanna F. Jonsson, 43 Vice President	2006	Senior Vice President, Capital Research Company[5]; Director, The Capital Group Companies, Inc.[5]

Mary E. Sheridan, 56 Vice President	2004	Vice President, Capital Research Company[5]

John H. Smet, 50 Vice President	1994	Senior Vice President, Capital Research and Management Company; Director, American Funds Distributors, Inc.[5]

Andrew B. Suzman, 39 Vice President	2004	Executive Vice President and Director, Capital Research Company[5]; Director, Capital International Research, Inc.[5]

Steven T. Watson, 41 Vice President	2006	Senior Vice President and Director, Capital Research Company[5]

Patrick F. Quan, 48 Secretary	1986	Vice President — Fund Business Management Group, Capital Research and Management Company

Jennifer M. Buchheim, 33 Treasurer	2005	Vice President — Fund Business Management Group, Capital Research and Management Company

R. Marcia Gould, 52 Assistant Treasurer	1999	Vice President — Fund Business Management Group, Capital Research and Management Company

The statement of additional information includes additional information about fund directors and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all directors and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Fund Secretary.

1 Directors and officers of the fund serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.
3 This includes all directorships (other than those in the American Funds) that are held by each director as a director of a public company or a registered investment company.
4 “Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
5 Company affiliated with Capital Research and Management Company.

Office of the fund
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in The Income Fund of America. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.78 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (“CDSC”) of up to 5% that declines over time. Class C shares were subject to annual expenses 0.83 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (by 0.04 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete July 31, 2006, portfolio of The Income Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Income Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of The Income Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2006, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 35 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We buy stocks and bonds of well-managed companies at reasonable prices and hold them for the long term.

• An extensive global research effort
American Funds investment professionals search the world to gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 23 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

29 mutual funds, consistent philosophy, consistent results

• Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
> The Income Fund of America®

• Balanced fund
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®

• Bond funds
Emphasis on current income through bonds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
U.S. Government Securities FundSM

• Tax-exempt bond funds
Emphasis on tax-free current income through municipal bonds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®

State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

The Capital Group Companies

American Funds          Capital Research and Management             Capital International                  Capital Guardian                  Capital Bank and Trust

Lit. No. MFGEAR-906-0906P

Litho in USA BAG/LPT/8061-S7508

Printed on recycled paper

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, One Market, Steuart Tower, San Francisco, California 94120.

ITEM 3 - Audit Committee Financial Expert

The Registrant’s Board has determined that Isaac Stein, a member of the Registrant’s Audit Committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the Audit Committee and of the Board, nor will it reduce the responsibility of the other Audit Committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the Board had designated them as such. Most importantly, the Board believes each member of the Audit Committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2005	$90,000
2006	$101,000
b) Audit-Related Fees:
2005	$6,000
2006	$18,000

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2005	$6,000
2006	$6,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.
d) All Other Fees:
2005	None
2006	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Not Applicable
b) Audit-Related Fees:
2005	$349,000
2006	$374,000

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2005	None
2006	None
d) All Other Fees:
2005	$15,000
2006	$21,000
The other fees consist of consulting services related to the Registrant’s compliance program.

The Registrant’s Audit Committee will pre-approve all audit and permissible non-audit services that the Committee considers compatible with maintaining the auditors’ independence. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The Committee will not delegate its responsibility to pre-approve these services to the investment adviser. The Committee may delegate to one or more Committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full Committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser, and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant and the adviser and affiliates that provide ongoing services to the Registrant were $1,111,000 for fiscal year 2005 and $826,000 for fiscal year 2006. The non-audit services represented by these amounts were brought to the attention of the Committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments
[Logo - American Funds ®]

The Income Fund of America®
Investment portfolio
July 31, 2006

		Market value
Common stocks — 66.67%	Shares	(000)

FINANCIALS — 17.90%
Citigroup Inc.	24,485,000	$1,182,870
Washington Mutual, Inc.	16,251,200	726,429
Société Générale	4,736,500	706,466
Wells Fargo & Co.	9,731,800	703,998
HSBC Holdings PLC (United Kingdom)	26,952,825	488,878
HSBC Holdings PLC (Hong Kong)	10,543,396	190,109
J.P. Morgan Chase & Co.	12,275,000	559,986
Bank of America Corp.	10,765,550	554,749
U.S. Bancorp	13,109,953	419,518
Fifth Third Bancorp	10,994,000	419,311
Lloyds TSB Group PLC	40,349,900	406,264
Equity Residential	8,337,700	387,786
Hang Lung Properties Ltd.	156,970,000	309,904
Boston Properties, Inc.	2,995,000	294,109
iStar Financial, Inc.[1]	7,240,000	287,862
SunTrust Banks, Inc.	3,480,500	274,507
ING Groep NV	6,376,076	258,761
Equity Office Properties Trust	6,775,000	256,840
National City Corp.	6,850,000	246,600
Developers Diversified Realty Corp.	4,270,000	225,371
Wachovia Corp.	4,200,000	225,246
BNP Paribas	2,145,000	208,724
PNC Financial Services Group, Inc.	2,795,100	198,005
CapitalSource Inc.	8,378,441	197,647
Banco Itaú Holding Financeira SA, preferred nominative	6,210,000	190,099
Kimco Realty Corp.	4,842,000	190,000
Cathay Financial Holding Co., Ltd.	87,116,000	186,493
Hospitality Properties Trust	3,452,200	150,412
Arthur J. Gallagher & Co.[1]	5,403,700	146,819
Fannie Mae	3,006,200	144,027
Unibail Holding	595,000	110,401
Allied Capital Corp.	3,848,020	108,322
Regions Financial Corp.	2,950,000	107,056
Sunstone Hotel Investors, Inc.[1]	3,593,400	101,909
Crescent Real Estate Equities Co.	5,045,000	98,478
DnB NOR ASA	7,500,000	95,037
Compass Bancshares, Inc.	1,550,000	91,357
St. George Bank Ltd.	4,046,552	88,747
Montpelier Re Holdings Ltd.[1]	4,465,000	80,727
Banco Santander Central Hispano, SA	5,030,828	76,193
XL Capital Ltd., Class A	1,175,000	74,848
Archstone-Smith Trust	1,400,000	73,458
Health Care Property Investors, Inc.	2,442,300	66,968
Westpac Banking Corp.	3,671,144	61,826
Hysan Development Co. Ltd.	21,815,601	61,348
Camden Property Trust	789,300	60,342
Unibanco-União de Bancos Brasileiros SA, units (GDR)	697,000	48,351
American Financial Realty Trust	3,000,000	34,740
Sky Financial Group, Inc.	1,200,000	29,436
First Niagara Financial Group, Inc.	1,300,000	19,019
Beverly Hills Bancorp Inc.[1]	1,848,400	16,765
First Midwest Bancorp, Inc.	300,074	10,713
		12,253,831

UTILITIES — 7.97%
Duke Energy Corp.	19,880,000	602,761
National Grid PLC	40,045,175	455,933
E.ON AG	3,650,000	439,910
Entergy Corp.	4,373,292	337,181
Dominion Resources, Inc.	4,158,498	326,359
Exelon Corp.	5,050,000	292,395
Progress Energy, Inc.	6,185,400	269,374
Ameren Corp.	5,098,300	262,562
Public Service Enterprise Group Inc.	3,305,500	222,890
DTE Energy Co.	5,000,000	211,600
PPL Corp.	6,000,000	204,120
Equitable Resources, Inc.	5,470,000	196,975
NiSource Inc.	7,745,000	176,199
Consolidated Edison, Inc.	3,670,000	172,013
Hongkong Electric Holdings Ltd.	33,080,000	157,526
RWE AG	1,750,000	153,684
FirstEnergy Corp.	2,440,000	136,640
Xcel Energy Inc.	5,225,000	104,709
Edison International	2,500,000	103,450
Endesa, SA	3,000,000	102,517
Southern Co.	3,000,000	101,340
American Electric Power Co., Inc.	2,500,000	90,300
KeySpan Corp.	2,160,000	86,983
MDU Resources Group, Inc.	2,655,000	65,446
FPL Group, Inc.	1,500,000	64,710
NSTAR	2,065,250	64,374
Northeast Utilities	2,386,200	53,451
		5,455,402

TELECOMMUNICATION SERVICES — 7.83%
AT&T Inc.	51,160,575	1,534,305
BellSouth Corp.	33,610,000	1,316,504
Verizon Communications Inc.	21,100,000	713,602
Koninklijke KPN NV	46,015,000	522,387
Chunghwa Telecom Co., Ltd. (ADR)	16,324,400	303,144
Chunghwa Telecom Co., Ltd.	42,803,000	78,933
Vodafone Group PLC	163,143,750	354,275
Telecom Italia SpA, nonvoting	99,445,000	239,886
SK Telecom Co., Ltd. (ADR)	6,325,000	148,068
Deutsche Telekom AG	3,750,000	57,944
Telefónica, SA	1,900,000	32,124
KT Corp.	738,480	30,322
Dobson Communications Corp., Class A2,3	2,290,483	15,369
Sprint Nextel Corp., Series 1	760,501	15,058
American Tower Corp., Class A3	42,271	1,429
XO Holdings, Inc.[3]	9,158	36
		5,363,386

CONSUMER STAPLES — 7.57%
Altria Group, Inc.	10,780,000	862,077
Coca-Cola Co.	15,225,000	677,512
H.J. Heinz Co.	14,535,000	610,034
Reynolds American Inc.	4,553,500	577,293
ConAgra Foods, Inc.[1]	26,327,600	566,043
General Mills, Inc.	8,700,000	451,530
Diageo PLC	17,650,000	310,250
UST Inc.	4,650,000	235,057
Unilever NV (New York registered)	5,751,750	136,201
Unilever NV	2,355,000	55,967
Tesco PLC	20,740,000	139,279
Sara Lee Corp.	8,000,000	135,200
Kimberly-Clark Corp.	2,000,000	122,100
Goodman Fielder Ltd.[1,3]	67,000,000	103,089
SABMiller PLC	4,311,000	86,569
Kraft Foods Inc., Class A	2,000,000	64,800
Woolworths Ltd.	3,510,482	51,166
		5,184,167

ENERGY — 5.55%
Chevron Corp.	21,874,200	1,438,885
Royal Dutch Shell PLC, Class A (ADR)	10,196,000	721,877
Royal Dutch Shell PLC, Class B	6,314,144	232,476
Royal Dutch Shell PLC, Class B (ADR)	2,864,565	211,577
Royal Dutch Shell PLC, Class A	1,340,000	47,348
Marathon Oil Corp.	4,345,000	393,831
Kinder Morgan, Inc.	2,020,000	206,040
Occidental Petroleum Corp.	1,800,000	193,950
Enbridge Inc.	3,150,389	100,780
Exxon Mobil Corp.	1,385,000	93,820
TOTAL SA (ADR)	1,290,000	88,016
ENI SpA	2,400,000	73,586
		3,802,186

HEALTH CARE — 5.49%
Bristol-Myers Squibb Co.	43,284,000	1,037,517
Merck & Co., Inc.	18,800,000	757,076
Eli Lilly and Co.	12,335,000	700,258
Pfizer Inc	20,210,000	525,258
Brookdale Senior Living Inc.	4,785,000	222,503
GlaxoSmithKline PLC	7,183,055	198,720
Abbott Laboratories	3,500,000	167,195
Baxter International Inc.	1,972,048	82,826
Wyeth	1,431,500	69,385
Clarent Hospital Corp.[1,3,4]	484,684	121
		3,760,859

MATERIALS — 4.42%
International Paper Co.	16,348,820	$ 561,255
E.I. du Pont de Nemours and Co.	13,685,000	542,747
Weyerhaeuser Co.	8,900,000	522,074
Dow Chemical Co.	8,421,500	291,216
MeadWestvaco Corp.[1]	10,565,696	275,976
Packaging Corp. of America[1]	6,736,800	154,475
RPM International, Inc.	5,385,000	100,915
Eastman Chemical Co.	2,000,000	99,260
Alcoa Inc.	3,200,000	95,840
UPM-Kymmene Corp.	4,100,000	90,892
Akzo Nobel NV	1,398,500	77,793
Sonoco Products Co.	2,365,000	76,933
Worthington Industries, Inc.	3,414,900	69,732
Lyondell Chemical Co.	2,220,000	49,439
Freeport-McMoRan Copper & Gold Inc., Class B	300,000	16,368
		3,024,915

INDUSTRIALS — 4.23%
General Electric Co.	33,670,000	1,100,672
Waste Management, Inc.	11,872,400	408,173
Emerson Electric Co.	4,685,000	369,740
R.R. Donnelley & Sons Co.	10,745,000	313,646
Cooper Industries, Ltd., Class A	2,100,000	180,936
Hubbell Inc.	3,213,100	151,016
Avery Dennison Corp.	2,348,182	137,674
Bidvest Group Ltd.	7,265,000	104,918
Sandvik AB	7,500,000	77,978
Brambles Industries PLC	5,103,000	41,633
Singapore Technologies Engineering Ltd.	4,823,000	8,647
Delta Air Lines, Inc.[2,3]	542,911	380
		2,895,413

CONSUMER DISCRETIONARY — 2.75%
General Motors Corp.	13,775,000	443,968
Esprit Holdings Ltd.	40,949,000	311,469
DSG International PLC	45,000,000	167,700
Leggett & Platt, Inc.	6,500,000	148,330
ServiceMaster Co.	13,973,750	143,790
Snap-on Inc.	2,310,000	97,043
Kingfisher PLC	20,678,565	94,444
Regal Entertainment Group, Class A	4,022,000	79,073
KangwonLand Inc.	4,410,395	77,841
Kesa Electricals PLC	13,338,258	76,990
Tupperware Brands Corp.[1]	3,865,000	66,710
Publishing & Broadcasting Ltd.	4,937,794	64,636
Marks and Spencer Group PLC	3,195,000	35,601
Harrah’s Entertainment, Inc.	585,300	35,182
SanomaWSOY OYJ, Class B	1,400,000	33,486
Greek Organization of Football Prognostics SA	208,856	7,580
TI Automotive Ltd., Class A3,4	7,000,000	—
		1,883,843

INFORMATION TECHNOLOGY — 0.60%
Microsoft Corp.	9,200,000	$ 221,076
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	12,710,081	110,196
Premier Farnell PLC[1]	21,050,000	70,877
Micron Technology, Inc.[2,3]	339,328	5,290
ZiLOG, Inc.[3]	455,000	1,602
		409,041

MISCELLANEOUS — 2.36%
Other common stocks in initial period of acquisition		1,609,862

Total common stocks (cost: $36,872,330,000)		45,642,905

Preferred stocks — 1.27%

FINANCIALS — 1.24%
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred[2,5]	124,434,000	132,447
Fannie Mae, Series O, 7.625% preferred[2,5]	2,190,000	118,260
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[2,5]	52,000,000	55,876
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred[5]	48,430,000	47,228
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[2,5]	55,950,000	60,063
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[2,5]	24,300,000	25,619
Vornado Realty Trust, Series I, 6.625% preferred	3,380,000	80,241
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred[2,5]	60,950,000	58,131
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred[2,5]	37,500,000	42,303
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual preferred[2,5]	10,000,000	14,075
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[2,5]	36,590,000	34,215
Public Storage, Inc., Series F, 6.45% preferred	1,000,000	23,000
Public Storage, Inc., Series V, 7.50% cumulative preferred depositary shares	400,000	10,296
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[2,5]	8,000,000	8,933
BNP Paribas 5.186% noncumulative[2,5]	8,750,000	8,102
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[2,5]	4,200,000	4,305
Wachovia Capital Trust III 5.80%[5]	20,000,000	19,695
Duke Realty Corp., Series B, 7.99% preferred cumulative step-up premium rate	300,000	14,822
National Bank of Canada, Series A, 8.35% exchangeable preferred depositary shares	520,000	13,759
Société Générale 7.85%[2,5]	11,200,000	11,385
Simon Property Group, Inc., Series G, 7.89% preferred cumulative step-up premium rate	200,000	10,306
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[2,5]	9,825,000	10,026
iStar Financial, Inc., Series F, 7.80% cumulative redeemable preferred[1]	400,000	10,004
Deutsche Bank Capital Funding Trust VII 5.628% noncumulative trust preferred[2,5]	10,000,000	9,484
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[2,5]	6,500,000	6,985
ACE Ltd., Series C, 7.80% preferred depositary shares	256,550	6,668
New Plan Excel Realty Trust, Inc., Series D, 7.80% preferred cumulative step-up premium rate	112,500	5,664
Nationwide Health Properties, Inc., Series A, 7.677% preferred cumulative step-up premium rate	50,000	5,136
ING Capital Funding Trust III 8.439% noncumulative preferred[5]	320,000	353
		847,381

CONSUMER DISCRETIONARY — 0.03%
Delphi Corp., Series A, 8.25% cumulative trust preferred 2033[3]	1,201,245	17,118

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc. — MOD III Inc., units[3,4]	513	76

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc. 14.00% preferred 2009[3,4,6]	12	0

Total preferred stocks (cost: $854,645,000)		864,575

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[3]	18,316	11
XO Holdings, Inc., Series B, warrants, expire 2010[3]	13,738	5
XO Holdings, Inc., Series C, warrants, expire 2010[3]	13,738	3
Allegiance Telecom, Inc., warrants, expire 2008[2,3,4]	20,000	0
GT Group Telecom Inc., warrants, expire 2010[2,3,4]	15,000	0

Total warrants (cost: $816,000)		19

	Shares or
Convertible securities — 3.40%	principal amount

FINANCIALS — 0.82%
Metropolitan Life Insurance Co., Class B, 6.375% convertible preferred 2008	6,400,000 units	175,744
Fannie Mae 5.375% convertible preferred	1,530	142,206
XL Capital Ltd. 6.50% ACES convertible preferred 2007	1,340,000 units	28,475
XL Capital Ltd. 7.00% convertible preferred	2,810,000 units	68,142
Genworth Financial, Inc. 6.00% convertible preferred 2007	2,400,000 units	88,560
Chubb Corp. 7.00% convertible preferred 2006	1,600,000 units	56,352
		559,479

INFORMATION TECHNOLOGY — 0.66%
Intel Corp. 2.95% convertible debentures 2035	$5,175,000	4,334
Intel Corp. 2.95% convertible debentures 2035[2]	$154,825,000	129,666
Nortel Networks Corp. 4.25% convertible notes 2008[2]	$40,000,000	37,700
Nortel Networks Corp. 4.25% convertible notes 2008	$80,000,000	75,400
ASM Lithography Holding NV 5.75% convertible notes 2006[2]	$57,500,000	62,376
SCI Systems, Inc. 3.00% convertible debentures 2007	$57,500,000	56,062
International Rectifier Corp. 4.25% convertible notes 2007	$52,000,000	51,350
Liberty Media Corp. 3.50% exchangeable debentures 2031	$30,000,000	30,525
LSI Logic Corp. 4.00% convertible notes 2006	$3,000,000	2,989
Fairchild Semiconductor Corp. 5.00% convertible notes 2008	$2,500,000	2,472
		452,874

TELECOMMUNICATION SERVICES — 0.31%
Qwest Communications International Inc. 3.50% convertible debenture 2025	$100,000,000	149,000
American Tower Corp. 5.00% convertible debentures 2010	$38,100,000	38,100
Liberty Media Corp. 4.00% exchangeable debentures 2029	$36,000,000	23,355
		210,455

INDUSTRIALS — 0.30%
UAL Corp. 4.50% convertible note 2021[2]	$72,600,000	71,649
Allied Waste Industries, Inc., Series D, 6.25% convertible preferred 2008	240,000	68,887
Tyco International Group SA, Series B, 3.125% convertible debentures 2023[2]	$50,000,000	62,813
		203,349

HEALTH CARE — 0.28%
Schering-Plough Corp. 6.00% convertible preferred 2007	2,499,900	$ 132,645
Sepracor Inc. 5.00% convertible debentures 2007	$46,000,000	45,885
Incyte Corp. 3.50% convertible notes 2011[2]	$15,000,000	11,700
		190,230

UTILITIES — 0.22%
PG&E Corp. 9.50% convertible notes 2010	$28,000,000	85,050
NRG Energy, Inc. 5.75% convertible preferred	200,000	50,150
AES Trust VII 6.00% convertible preferred 2008	325,000	15,990
		151,190

CONSUMER DISCRETIONARY — 0.21%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	2,132,900	61,001
Amazon.com, Inc. 4.75% convertible debentures 2009	$59,137,000	57,806
Liberty Media Corp. 3.25% exchangeable debentures 2031	$35,000,000	26,250
		145,057

MATERIALS — 0.17%
Freeport-McMoRan Copper & Gold Inc., 5.50% convertible preferred	50,000	62,322
Inco Ltd. 0% convertible notes LYON 2021	$26,000,000	53,820
		116,142

ENERGY — 0.15%
El Paso Corp. 4.99% convertible preferred[2]	75,000	101,625

CONSUMER STAPLES — 0.05%
Albertson’s, Inc. 7.25% convertible preferred 2007	1,500,000 units	37,485

MISCELLANEOUS — 0.23%
Other convertible securities in initial period of acquisition		160,558

Total convertible securities (cost: $2,164,179,000)		2,328,444

	Principal amount
Bonds & notes — 21.89%	(000)

CONSUMER DISCRETIONARY — 3.74%
General Motors Corp. 6.375% 2008	$ 12,580	12,014
General Motors Nova Scotia Finance Co. 6.85% 2008	20,700	19,613
General Motors Corp. 7.20% 2011	103,395	92,280
General Motors Corp. 7.125% 2013	67,640	57,832
General Motors Corp. 7.70% 2016	20,145	17,174
General Motors Corp. 8.80% 2021	9,500	8,122
General Motors Corp. 9.40% 2021	5,775	5,140
General Motors Corp. 8.25% 2023	7,000	5,810
General Motors Corp. 8.375% 2033	10,000	8,250
Delphi Automotive Systems Corp. 6.55% 2006[7]	17,105	14,026
Delphi Automotive Systems Corp. 6.50% 2009[7]	54,466	44,934
Delphi Corp. 6.50% 2013[7]	72,580	55,524
Delphi Automotive Systems Corp. 7.125% 2029[7]	104,355	80,875
Clear Channel Communications, Inc. 4.625% 2008	14,000	13,770
Chancellor Media Corp. of Los Angeles 8.00% 2008	23,750	24,766
Clear Channel Communications, Inc. 4.25% 2009	25,000	23,899
Clear Channel Communications, Inc. 7.65% 2010	15,550	16,218
Clear Channel Communications, Inc. 5.75% 2013	6,580	6,193
Clear Channel Communications, Inc. 5.50% 2014	39,170	35,589
Clear Channel Communications, Inc. 6.875% 2018	1,000	950
Comcast Cable Communications, Inc. 6.20% 2008	49,000	49,702
Lenfest Communications, Inc. 7.625% 2008	2,000	2,054
Comcast Corp. 5.80% 2009[5]	1,250	1,253
Comcast Cable Communications, Inc. 6.875% 2009	8,000	8,270
Comcast Cable Communications, Inc. 7.125% 2013	8,100	8,562
Comcast Corp. 5.85% 2015	19,200	18,710
Comcast Corp. 6.50% 2015	5,000	5,093
Comcast Corp. 5.90% 2016	8,475	8,272
Comcast Corp. 6.50% 2017	10,500	10,663
Comcast Corp. 5.65% 2035	2,650	2,289
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	9,000	9,135
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	4,375	3,347
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[2]	36,730	36,822
Charter Communications, Series B, Loan 8.125% 2013[5,9]	31,375	31,453
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	13,350	13,317
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[2]	10,000	10,125
R.H. Donnelley Inc. 10.875% 2012[2]	1,000	1,104
R.H. Donnelley Corp., Series A-1, 6.875% 2013	20,650	18,843
R.H. Donnelley Corp., Series A-2, 6.875% 2013	39,025	35,610
R.H. Donnelley Corp., Series A-3, 8.875% 2016	35,175	35,219
Mirage Resorts, Inc. 7.25% 2006	4,960	4,985
MGM MIRAGE 6.00% 2009	35,100	34,310
Mandalay Resort Group 6.50% 2009	7,122	7,042
MGM MIRAGE 8.50% 2010	22,830	23,943
MGM MIRAGE 6.75% 2012	9,150	8,898
MGM MIRAGE 6.75% 2013[2]	8,200	7,913
J.C. Penney Co., Inc. 8.00% 2010	35,705	38,216
J.C. Penney Co., Inc. 9.00% 2012	10,506	12,139
J.C. Penney Co., Inc. 6.875% 2015	5,000	5,210
J.C. Penney Co., Inc. 7.65% 2016	4,000	4,399
J.C. Penney Co., Inc. 7.625% 2097	23,285	23,498
DaimlerChrysler North America Holding Corp. 4.05% 2008	2,560	2,486
DaimlerChrysler North America Holding Corp. 4.75% 2008	1,440	1,420
DaimlerChrysler North America Holding Corp. 5.74% 2009[5]	15,000	15,026
DaimlerChrysler North America Holding Corp. 7.20% 2009	14,000	14,539
DaimlerChrysler North America Holding Corp. 8.00% 2010	15,000	16,043
DaimlerChrysler North America Holding Corp. 7.75% 2011	26,500	28,210
DaimlerChrysler North America Holding Corp. 6.50% 2013	3,200	3,239
Royal Caribbean Cruises Ltd. 7.00% 2007	3,000	3,041
Royal Caribbean Cruises Ltd. 8.00% 2010	3,500	3,696
Royal Caribbean Cruises Ltd. 8.75% 2011	26,850	29,092
Royal Caribbean Cruises Ltd. 6.875% 2013	6,500	6,442
Royal Caribbean Cruises Ltd. 7.00% 2013	22,230	22,311
Royal Caribbean Cruises Ltd. 7.25% 2016	10,000	9,953
Liberty Media Corp. 7.75% 2009	10,950	11,442
Liberty Media Corp. 7.875% 2009	28,350	29,757
Liberty Media Corp. 5.70% 2013	6,875	6,406
Liberty Media Corp. 8.50% 2029	6,000	6,000
Liberty Media Corp. 8.25% 2030	18,310	18,067
Neiman Marcus Group, Inc. 9.00% 2015[6]	52,810	55,913
Time Warner Inc. 8.18% 2007	20,000	20,514
AOL Time Warner Inc. 6.875% 2012	9,950	10,301
Time Warner Companies, Inc. 9.125% 2013	5,000	5,726
Time Warner Companies, Inc. 7.25% 2017	8,000	8,423
AOL Time Warner Inc. 7.625% 2031	9,750	10,514
NTL Cable PLC 8.75% 2014	16,319	16,645
NTL Cable PLC 9.125% 2016	31,500	32,051
NTL Inc., Loan 10.315% 2016[5,9]	6,301	6,317
Cox Communications, Inc. 5.869% 2007[5]	8,250	8,294
Cox Communications, Inc. 7.875% 2009	12,500	13,205
Cox Communications, Inc. 4.625% 2010	8,250	7,933
Cox Communications, Inc. 7.75% 2010	10,000	10,694
Cox Communications, Inc. 5.45% 2014	13,500	12,607
Harrah’s Operating Co., Inc. 7.125% 2007	4,150	4,192
Harrah’s Operating Co., Inc. 5.50% 2010	26,375	25,905
Harrah’s Operating Co., Inc. 5.625% 2015	3,800	3,551
Harrah’s Operating Co., Inc. 6.50% 2016	5,000	4,930
Harrah’s Operating Co., Inc. 5.75% 2017	10,000	9,213
News America Inc. 5.30% 2014	2,000	1,922
News America Holdings Inc. 8.00% 2016	6,000	6,795
News America Holdings Inc. 8.25% 2018	4,000	4,645
News America Inc. 6.40% 2035	10,500	9,903
News America Inc. 6.75% 2038	15,000	15,435
K. Hovnanian Enterprises, Inc. 10.50% 2007	16,275	17,007
K. Hovnanian Enterprises, Inc. 8.00% 2012	3,000	2,925
K. Hovnanian Enterprises, Inc. 7.75% 2013	2,500	2,256
K. Hovnanian Enterprises, Inc. 6.375% 2014	2,000	1,750
K. Hovnanian Enterprises, Inc. 6.25% 2016	7,000	6,020
K. Hovnanian Enterprises, Inc. 7.50% 2016	4,090	3,763
K. Hovnanian Enterprises, Inc. 8.625% 2017	5,000	4,900
Viacom Inc. 5.75% 2011[2]	4,500	4,421
Viacom Inc. 6.25% 2016[2]	20,750	20,153
Viacom Inc. 6.875% 2036[2]	12,500	12,025
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007	12,350	12,489
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012	22,450	23,797
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	36,535	34,617
Linens ’n Things, Inc. 11.132% 2014[2,5]	36,500	34,036
Standard Pacific Corp. 6.50% 2008	5,000	4,887
Standard Pacific Corp. 5.125% 2009	17,750	16,419
Standard Pacific Corp. 6.875% 2011	6,500	5,980
Standard Pacific Corp. 6.25% 2014	3,500	2,953
Vidéotron Ltée 6.875% 2014	21,069	20,226
Vidéotron Ltée 6.375% 2015	10,435	9,548
CanWest Media Inc., Series B, 8.00% 2012	29,691	29,097
Mohegan Tribal Gaming Authority 6.375% 2009	19,780	19,483
Mohegan Tribal Gaming Authority 8.00% 2012	2,100	2,152
Mohegan Tribal Gaming Authority 6.125% 2013	750	716
Mohegan Tribal Gaming Authority 7.125% 2014	4,950	4,826
Emmis Operating Co. 6.875% 2012	27,185	26,811
Radio One, Inc., Series B, 8.875% 2011	16,750	17,252
Radio One, Inc. 6.375% 2013	10,200	9,358
KB Home 6.375% 2011	4,000	3,806
KB Home 6.25% 2015	24,800	21,931
Visteon Corp. 8.25% 2010	10,400	9,620
Visteon Corp. 7.00% 2014	18,000	14,760
Technical Olympic USA, Inc. 9.00% 2010	9,140	8,546
Technical Olympic USA, Inc. 9.00% 2010	2,325	2,174
Technical Olympic USA, Inc. 7.50% 2011	12,775	10,667
Technical Olympic USA, Inc. 10.375% 2012	2,500	2,187
Kabel Deutschland GmbH 10.625% 2014[2]	19,675	20,954
American Media Operations, Inc., Series B, 10.25% 2009	13,730	12,889
American Media Operations, Inc. 8.875% 2011	8,930	7,903
Toys “R” Us, Inc. 7.625% 2011	5,915	4,902
Toys “R” Us-Delaware, Inc., Loan 4.25% 2012[5,9]	12,000	12,135
Toys “R” Us, Inc. 7.875% 2013	3,110	2,476
Warner Music Group 7.375% 2014	20,000	19,400
CSC Holdings, Inc. 7.25% 2008	8,000	8,090
CSC Holdings, Inc., Series B, 8.125% 2009	8,000	8,230
Cablevision Systems Corp., Series B, 8.00% 2012	2,050	2,040
D.R. Horton, Inc. 8.00% 2009	16,650	17,323
D.R. Horton, Inc. 7.875% 2011	550	580
Tenneco Automotive Inc., Series B, 10.25% 2013	5,325	5,831
Tenneco Automotive Inc. 8.625% 2014	12,000	11,970
Hilton Hotels Corp. 7.625% 2008	2,450	2,518
Hilton Hotels Corp. 7.20% 2009	4,850	5,002
Hilton Hotels Corp. 8.25% 2011	9,618	10,251
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	16,536	17,404
Telenet Group Holding NV 0%/11.50% 2014[2,8]	20,027	17,123
Quebecor Media Inc. 7.75% 2016	16,675	16,467
Bon-Ton Stores, Inc. 10.25% 2014[2]	16,850	15,586
Young Broadcasting Inc. 10.00% 2011	16,890	15,581
Centex Corp. 5.25% 2015	5,000	4,550
Centex Corp. 6.50% 2016	10,000	9,854
Hyatt Equities, LLC 6.875% 2007[2]	14,000	14,096
William Lyon Homes, Inc. 7.625% 2012	17,000	13,579
Toll Brothers, Inc. 4.95% 2014	5,000	4,376
Toll Brothers, Inc. 5.15% 2015	10,500	9,150
Boyd Gaming Corp. 7.75% 2012	12,950	12,950
Stoneridge, Inc. 11.50% 2012	12,985	12,693
MDC Holdings, Inc. 7.00% 2012	5,000	5,034
MDC Holdings, Inc. 5.50% 2013	8,250	7,569
Adelphia Communications Corp. 10.25% 2006[7]	13,975	8,071
Adelphia Communications Corp. 10.25% 2011[7]	6,100	3,782
YUM! Brands, Inc. 7.70% 2012	10,500	11,411
Ryland Group, Inc. 5.375% 2012	12,350	11,389
Cinemark USA, Inc. 9.00% 2013	10,575	11,130
LBI Media, Inc. 10.125% 2012	10,395	11,071
Pulte Homes, Inc. 7.875% 2011	5,000	5,314
Pulte Homes, Inc. 7.625% 2017	5,000	5,272
British Sky Broadcasting Group PLC 6.875% 2009	10,000	10,287
May Department Stores Co. 5.75% 2014	10,215	10,047
Staples, Inc. 7.375% 2012	9,000	9,735
NVR, Inc. 5.00% 2010	10,000	9,603
TRW Automotive Acquisition Corp. 9.375% 2013	8,988	9,595
Seminole Tribe of Florida 6.535% 2020[2]	10,000	9,575
Omnicom Group Inc. 5.90% 2016	9,750	9,562
EchoStar DBS Corp. 5.75% 2008	9,300	9,207
Six Flags, Inc. 9.75% 2013	3,525	3,256
Six Flags, Inc. 9.625% 2014	6,050	5,521
AMC Entertainment Inc., Series B, 8.625% 2012	8,305	8,523
Regal Cinemas Corp., Series B, 9.375% 2012[4]	7,250	7,679
Burlington Coat Factory Holdings, Inc. 11.125% 2014[2]	7,625	7,330
WCI Communities, Inc. 9.125% 2012	8,045	7,281
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	6,700	6,365
Fisher Communications, Inc. 8.625% 2014	5,855	6,001
Aztar Corp. 7.875% 2014	5,500	5,871
Warnaco, Inc. 8.875% 2013	5,625	5,773
Gamestop Corp. 9.383% 2011[5]	5,000	5,237
Seneca Gaming Corp. 7.25% 2012	3,275	3,209
Seneca Gaming Corp. 7.25% 2012	2,000	1,960
Viacom Inc. 5.625% 2007	5,000	5,001
Education Management LLC and Education Management Finance Corp. 10.25% 2016[2]	4,860	4,933
Carnival Corp. 3.75% 2007	5,000	4,886
Reader’s Digest Assn., Inc. 6.50% 2011	3,550	3,457
Walt Disney Co., Series B, 5.375% 2007	3,000	2,997
Marriott International, Inc., Series G, 5.81% 2015	3,000	2,915
Payless ShoeSource, Inc. 8.25% 2013	2,775	2,855
Sealy Mattress Co. 8.25% 2014	2,825	2,839
XM Satellite Radio Holdings Inc. 9.75% 2014[2]	2,525	2,342
Gray Communications Systems, Inc. 9.25% 2011	2,000	2,085
		2,561,604

FINANCIALS — 3.50%
General Motors Acceptance Corp. 6.125% 2006	10,000	9,996
General Motors Acceptance Corp. 6.039% 2007[5]	25,000	24,908
General Motors Acceptance Corp. 6.125% 2007	45,020	44,772
General Motors Acceptance Corp. 6.125% 2007	12,500	12,415
General Motors Acceptance Corp. 6.407% 2007[5]	4,000	3,993
General Motors Acceptance Corp. 6.125% 2008	50,000	49,166
Residential Capital Corp. 6.489% 2008[5]	10,000	10,092
Residential Capital Corp. 6.607% 2009[5]	10,000	10,036
Residential Capital Corp. 7.337% 2009[2,5]	22,000	21,992
Residential Capital Corp. 6.375% 2010	39,900	39,800
General Motors Acceptance Corp. 7.75% 2010	5,710	5,709
Residential Capital Corp. 6.00% 2011	15,000	14,734
General Motors Acceptance Corp. 6.875% 2011	92,370	89,536
General Motors Acceptance Corp. 7.25% 2011	104,895	102,926
General Motors Acceptance Corp. 6.875% 2012	16,145	15,600
General Motors Acceptance Corp. 7.00% 2012	71,305	69,096
General Motors Acceptance Corp. 6.75% 2014	32,000	30,169
General Motors Acceptance Corp. 7.431% 2014[5]	37,000	36,439
Ford Motor Credit Co. 5.80% 2009	6,000	5,581
Ford Motor Credit Co. 7.375% 2009	78,500	74,099
Ford Motor Credit Co. 7.077% 2010[5]	5,055	4,645
Ford Motor Credit Co. 7.875% 2010	21,450	20,197
Ford Motor Credit Co. 9.75% 2010[2]	7,550	7,479
ASIF Global Financing XVIII 3.85% 2007[2]	8,500	8,326
International Lease Finance Corp. 4.75% 2009	10,000	9,792
International Lease Finance Corp. 5.125% 2010	15,000	14,782
International Lease Finance Corp. 5.00% 2012	5,000	4,824
American General Finance Corp., Series I, 5.40% 2015	17,250	16,658
ILFC E-Capital Trust I 5.90% 2065[2,5]	34,000	33,672
ILFC E-Capital Trust II 6.25% 2065[2,5]	10,000	9,660
Washington Mutual, Inc. 4.00% 2009	9,000	8,689
Washington Mutual, Inc. 5.00% 2012	7,000	6,731
Washington Mutual, Inc. 5.737% 2012[5]	16,000	15,971
Dime Capital Trust I, Dime Bancorp, Inc., Series A, 9.33% 2027	9,425	10,085
Providian Financial Corp., Series A, 9.525% 2027[2]	$10,000	$10,612
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[2,5]	42,800	41,660
Capital One Financial Corp. 8.75% 2007	3,500	3,552
Capital One Bank 4.875% 2008	20,000	19,793
Capital One Financial Corp. 7.125% 2008	8,848	9,085
Capital One Financial Corp. 6.25% 2013	30,000	30,462
Capital One Financial Corp. 5.50% 2015	5,000	4,793
Capital One Capital I 6.699% 2027[2,5]	10,500	10,568
Rouse Co. 3.625% 2009	32,561	30,455
Rouse Co. 7.20% 2012	38,789	39,189
Household Finance Corp. 4.125% 2009	15,000	14,389
HSBC Finance Corp. 4.625% 2010	19,000	18,359
Household Finance Corp. 6.375% 2011	6,000	6,195
Household Finance Corp. 6.375% 2012	10,000	10,343
HSBC Bank USA 4.625% 2014[2]	5,000	4,644
HSBC Finance Corp. 5.00% 2015	2,720	2,556
Midland Bank 5.875% Eurodollar note (undated)[5]	5,000	4,300
MBNA Corp. 5.625% 2007	10,000	10,007
Bank of America Corp. 4.50% 2010	10,000	9,678
MBNA Global Capital Funding, Series B, 5.949% 2027[5]	35,000	34,681
Société Générale 5.75% 2016[2]	4,000	3,990
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[2,5]	45,700	46,733
Sumitomo Mitsui Banking Corp. 5.625% (undated)[2,5]	51,900	49,329
Simon Property Group, LP 4.875% 2010	11,375	11,095
Simon Property Group, LP 5.375% 2011	32,700	32,266
Simon Property Group, LP 6.35% 2012	5,000	5,134
Santander Issuances, SA Unipersonal 5.774% 2016[2,5]	17,200	17,222
Santander Issuances, SA Unipersonal 5.805% 2016[2,5]	17,500	17,545
Abbey National PLC 6.70% (undated)[5]	3,635	3,697
Abbey National PLC 7.35% (undated)[5]	7,605	7,640
iStar Financial, Inc. 7.00% 2008[1]	6,525	6,653
iStar Financial, Inc. 8.75% 2008[1]	1,028	1,085
iStar Financial, Inc., Series B, 4.875% 2009[1]	5,000	4,897
iStar Financial, Inc. 5.375% 2010[1]	10,925	10,750
iStar Financial, Inc. 6.00% 2010[1]	3,750	3,772
iStar Financial, Inc., Series B, 5.125% 2011[1]	10,000	9,670
iStar Financial, Inc. 5.80% 2011[1]	5,000	4,969
iStar Financial, Inc. 6.05% 2015[1]	4,285	4,240
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686% noncumulative preferred (undated)[2,5]	42,150	41,406
Host Marriott, LP, Series G, 9.25% 2007	775	804
Host Marriott, LP, Series I, 9.50% 2007	750	764
Host Marriott, LP, Series M, 7.00% 2012	28,085	28,225
Host Marriott, LP, Series K, 7.125% 2013	10,000	10,062
CIT Group Inc. 3.65% 2007	7,110	6,936
CIT Group Inc. 6.875% 2009	16,500	17,100
CIT Group Inc. 4.75% 2010	10,000	9,688
CIT Group Inc. 7.75% 2012	4,000	4,383
E*TRADE Financial Corp. 8.00% 2011	1,750	1,807
E*TRADE Financial Corp. 7.375% 2013	8,750	8,816
E*TRADE Financial Corp. 7.875% 2015	24,475	25,393
Lazard Group LLC 7.125% 2015	34,930	35,701
PRICOA Global Funding I, Series 2004-4, 4.35% 2008[2]	8,000	7,829
Prudential Holdings, LLC, Series C, 8.695% 2023[2,9]	22,250	26,780
HBOS Treasury Services PLC 3.75% 2008[2]	5,500	5,313
Scotland International Finance No. 2 BV 4.25% 2013[2]	1,500	1,385
HBOS PLC 5.375% (undated)[2,5]	5,760	5,527
HBOS PLC, Series B, 5.92% (undated)[2,5]	23,600	22,182
CNA Financial Corp. 6.75% 2006	4,370	4,382
CNA Financial Corp. 6.45% 2008	2,406	2,421
CNA Financial Corp. 6.60% 2008	9,630	9,832
CNA Financial Corp. 5.85% 2014	8,975	8,603
CNA Financial Corp. 7.25% 2023	9,000	9,132
EOP Operating LP 7.75% 2007	5,000	5,128
EOP Operating LP 8.10% 2010	6,500	7,039
EOP Operating LP 7.00% 2011	15,000	15,713
EOP Operating LP 6.75% 2012	4,750	4,951
UnumProvident Finance Co. PLC 6.85% 2015[2]	30,500	30,220
Hospitality Properties Trust 7.00% 2008	1,210	1,233
Hospitality Properties Trust 6.75% 2013	23,315	24,148
Hospitality Properties Trust 6.30% 2016	1,500	1,502
J.P. Morgan & Co. Inc. 6.70% 2007	5,000	5,058
J.P. Morgan Chase & Co. 4.75% 2015	7,500	6,966
J.P. Morgan Chase & Co. 4.891% 2015	15,000	14,573
Lincoln National Corp. 6.20% 2011	5,000	5,108
Lincoln National Corp. 7.00% 2066[5]	18,725	19,048
Nationwide Life Insurance Co. 5.35% 2007[2]	8,500	8,494
North Front Pass Through Trust 5.81% 2024[2,5]	10,000	9,613
Nationwide Mutual Insurance Co. 7.875% 2033[2]	5,000	5,640
Development Bank of Singapore Ltd. 7.875% 2010[2]	10,000	10,695
Development Bank of Singapore Ltd. 7.125% 2011[2]	5,000	5,271
DBS Bank Ltd. 5.98% 2021[2,5]	7,250	7,280
Mangrove Bay Pass Through Trust 6.102% 2033[2,5]	16,000	15,481
Twin Reefs Asset Trust (XLFA), Series B, 6.345% (undated)[2,5]	7,200	7,200
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	20,000	19,637
United Dominion Realty Trust, Inc. 5.00% 2012	2,500	2,393
Liberty Mutual Group Inc. 6.50% 2035[2]	23,150	20,747
Resona Bank, Ltd. 5.85% (undated)[2,5]	21,675	20,652
Skandinaviska Enskilda Banken AB 4.958% (undated)[2,5]	10,560	9,577
Skandinaviska Enskilda Banken 7.50% (undated)[2,5]	10,405	10,976
Downey Financial Corp. 6.50% 2014	20,000	19,874
USA Education, Inc. 5.625% 2007	7,895	7,894
SLM Corp., Series A, 4.50% 2010	5,000	4,811
SLM Corp., Series A, 5.375% 2013	7,000	6,856
Kimco Realty Corp. 6.00% 2012	3,250	3,300
Kimco Realty Corp., Series C, 5.783% 2016	15,000	14,718
ReliaStar Financial Corp. 8.00% 2006	8,000	8,045
ReliaStar Financial Corp. 6.50% 2008	3,000	3,060
ING Bank NV 5.125% 2015[2]	3,500	3,350
ING Groep NV 5.775% (undated)[5]	3,600	3,459
American Express Co. 6.80% 2066[5]	17,250	17,457
Allstate Financial Global Funding LLC 5.25% 2007[2]	16,750	16,732
Monumental Global Funding II, Series 2002-A, 5.20% 2007[2]	16,750	16,725
HVB Funding Trust I 8.741% 2031[2]	2,100	2,526
HVB Funding Trust III 9.00% 2031[2]	7,736	9,507
UniCredito Italiano Capital Trust II 9.20% (undated)[2]	4,000	4,468
TuranAlem Finance BV 8.00% 2014	2,390	2,384
TuranAlem Finance BV 8.50% 2015[2]	10,000	10,125
TuranAlem Finance BV 8.50% 2015	2,610	2,643
Developers Diversified Realty Corp. 4.625% 2010	10,140	9,726
Developers Diversified Realty Corp. 5.50% 2015	5,000	4,768
Independence Community Bank Corp. 4.90% 2010	5,000	4,839
Independence Community Bank 3.75% 2014[5]	10,000	9,524
Standard Chartered Bank 5.688% Eurodollar note (undated)[5]	15,000	12,412
Citigroup Inc. 5.125% 2011	12,500	12,336
Assurant, Inc. 5.625% 2014	12,500	12,174
New York Life Global Funding 4.625% 2010[2]	12,500	12,122
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[2]	12,500	11,860
Kazkommerts International BV 8.50% 2013[2]	1,500	1,567
Kazkommerts International BV 7.875% 2014[2]	10,000	10,050
ZFS Finance (USA) Trust I 6.15% 2065[2,5]	11,250	10,934
Plum Creek Timberlands, LP 5.875% 2015	10,800	10,447
Federal Realty Investment Trust 6.125% 2007	10,000	10,037
Willis North America Inc. 5.125% 2010	4,900	4,767
Willis North America Inc. 5.625% 2015	5,500	5,154
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	10,000	9,823
Popular North America, Inc., Series E, 3.875% 2008	10,000	9,637
United Overseas Bank Ltd. 5.375% 2019[2,5]	10,000	9,580
Duke Realty LP 4.625% 2013	10,000	9,335
Zions Bancorporation 5.50% 2015	4,000	3,863
Zions Bancorporation 6.00% 2015	5,000	5,016
Bank of Nova Scotia 5.125% 2085[5]	10,000	8,516
ACE INA Holdings Inc. 5.875% 2014	7,000	6,883
ACE Capital Trust II 9.70% 2030	1,250	1,590
Canadian Imperial Bank of Commerce 5.125% Eurodollar note 2085[5]	10,000	8,400
Royal Bank of Scotland Group PLC 5.512% noncumulative trust preferred (undated)[5]	4,185	3,968
National Westminster Bank PLC 7.75% (undated)[5]	3,024	3,094
BOI Capital Funding (No. 2) LP 5.571% (undated)[2,5]	1,700	1,604
Bank of Ireland 6.107% (undated)[2,5]	5,000	4,766
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[2,5]	5,000	5,197
ProLogis 5.625% 2015	5,000	4,830
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007[2]	4,000	4,005
Brandywine Operating Partnership, LP 5.75% 2012	4,000	3,964
Principal Life Global Funding I 4.40% 2010[2]	3,000	2,865
Marsh & McLennan Companies, Inc. 5.75% 2015	2,500	2,398
		2,397,377

MORTGAGE-BACKED OBLIGATIONS[9]— 2.98%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	19,000	20,319
Fannie Mae 9.00% 2010	261	268
Fannie Mae 4.89% 2012	10,000	9,680
Fannie Mae 4.00% 2015	7,853	7,424
Fannie Mae 7.00% 2016	282	288
Fannie Mae 5.00% 2018	18,856	18,393
Fannie Mae 5.50% 2018	16,713	16,569
Fannie Mae 10.00% 2018	402	445
Fannie Mae 6.00% 2021	2,070	2,088
Fannie Mae 9.50% 2022	361	394
Fannie Mae 7.50% 2023	150	156
Fannie Mae 7.50% 2023	18	19
Fannie Mae 10.00% 2025	232	256
Fannie Mae, Series 2001-4, Class GA, 10.263% 2025[5]	1,281	1,419
Fannie Mae, Series 2001-4, Class NA, 11.90% 2025[5]	118	131
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	1,090	1,124
Fannie Mae 7.00% 2031	898	922
Fannie Mae 7.00% 2031	504	517
Fannie Mae 7.50% 2031	448	464
Fannie Mae, Series 2001-20, Class E, 9.616% 2031[5]	1,126	1,221
Fannie Mae 3.753% 2033[5]	5,130	5,009
Fannie Mae 6.00% 2034	6,262	6,237
Fannie Mae 6.00% 2034	2,393	2,384
Fannie Mae 6.00% 2034	2,121	2,113
Fannie Mae 6.00% 2034	1,615	1,608
Fannie Mae 6.00% 2034	1,064	1,059
Fannie Mae 6.00% 2034	1,057	1,053
Fannie Mae 6.00% 2034	802	799
Fannie Mae 6.00% 2034	435	433
Fannie Mae 6.00% 2034	399	397
Fannie Mae 4.482% 2035[5]	2,804	2,735
Fannie Mae 4.578% 2035[5]	8,208	8,017
Fannie Mae 5.00% 2035	51,638	48,873
Fannie Mae 5.00% 2035	27,418	25,950
Fannie Mae 5.00% 2035	7,307	6,915
Fannie Mae 5.50% 2035	58,532	57,011
Fannie Mae 5.50% 2035	19,318	18,786
Fannie Mae 5.50% 2035	8,949	8,717
Fannie Mae 6.00% 2035	230	229
Fannie Mae 5.50% 2036	37,817	36,728
Fannie Mae 5.50% 2036	23,624	22,944
Fannie Mae 5.50% 2036	8,899	8,642
Fannie Mae 5.50% 2036	4,260	4,137
Fannie Mae 5.50% 2036	54	52
Fannie Mae 6.00% 2036	25,000	24,844
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	10,000	10,050
Fannie Mae 6.50% 2036	8,484	8,585
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	2,070	2,127
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	1,435	1,468
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	2,379	2,450
Countrywide Alternative Loan Trust, Series 2006-J3, Class 2-A-1, 4.75% 2020	8,276	7,911
Countrywide Alternative Loan Trust, Series 2005-J11, Class PO-A, principal only, 0% 2035	100	61
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.143% 2035[5]	9,840	9,840
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	142,483	140,124
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	33,704	32,545
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	26,542	26,357
Countrywide Alternative Loan Trust, Series 2005-30CB, Class 2-A-1, 5.50% 2035	10,282	9,907
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	9,832	9,710
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	9,500	9,451
Countrywide Alternative Loan Trust, Series 2005-23CB, Class A-15, 5.50% 2035	8,681	8,502
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	11,457	11,339
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	6,174	6,177
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	9,702	9,546
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	19,804	19,692
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	6,789	6,738
Freddie Mac 9.00% 2007	1	1
Freddie Mac 8.50% 2008	7	7
Freddie Mac, Series SF02, Class GC, 2.64% 2009	4,498	4,372
Freddie Mac 8.50% 2009	62	64
Freddie Mac 8.50% 2010	112	115
Freddie Mac 5.00% 2018	11,919	11,615
Freddie Mac 5.50% 2018	5,954	5,898
Freddie Mac 11.00% 2018	337	371
Freddie Mac, Series 178, Class Z, 9.25% 2021	118	123
Freddie Mac, Series 2289, Class NB, 11.527% 2022[5]	280	314
Freddie Mac 4.647% 2035[5]	12,188	11,880
Freddie Mac 4.789% 2035[5]	8,858	8,663
Freddie Mac 5.00% 2035	18,943	17,910
Freddie Mac 5.00% 2035	15,118	14,297
Freddie Mac 5.50% 2035	9,393	9,126
Freddie Mac 5.50% 2035	9,390	9,123
Freddie Mac, Series 3061, Class PN, 5.50% 2035	7,021	6,951
Freddie Mac 6.00% 2036	19,406	19,296
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020	6,187	5,963
CS First Boston Mortgage Securities Corp., Series 2006-4, Class C-P, principal only, 0% 2021	271	188
CS First Boston Mortgage Securities Corp., Series 2003-AR26, Class VI-A-1, 4.134% 2033[5]	34,336	33,815
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	4,756	4,687
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	4,654	4,683
CS First Boston Mortgage Securities Corp., Series 2005-8, Class A-P, principal only, 0% 2035	523	361
CS First Boston Mortgage Securities Corp., Series 2005-6, Class VI-A-1, 6.00% 2035	8,312	8,253
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	7,104	7,088
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	10,100	10,368
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036	16,470	11,001
CS First Boston Mortgage Securities Corp., Series 2006-2, Class A-P, principal only, 0% 2036	399	251
CS First Boston Mortgage Securities Corp., Series 2006-4, Class D-P, principal only, 0% 2036	324	200
CS First Boston Mortgage Securities Corp., Series 2006-1, Class A-P, principal only, 0% 2036	256	158
CS First Boston Mortgage Securities Corp., Series 2006-3, Class A-P, principal only, 0% 2036	37	24
CS First Boston Mortgage Securities Corp., Series 2006-3, Class 1-A-4A, 5.896% 2036	5,000	4,968
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	10,000	9,475
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	6,910	7,098
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	10,000	9,730
CHL Mortgage Pass-Through Trust, Series 2003-35, Class 1-A-1, 4.75% 2018	8,129	7,771
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.701% 2033[5]	2,841	2,768
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.845% 2033[5]	17,443	17,226
CHL Mortgage Pass-Through Trust, Series 2003-58, Class 2-A-2, 4.537% 2034[5]	34,262	33,758
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.636% 2034[5]	5,372	5,269
CHL Mortgage Pass-Through Trust, Series 2005-J4, Class PO, principal only, 0% 2035	174	108
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.707% 2035[5]	25,958	25,631
Government National Mortgage Assn. 9.50% 2009	326	337
Government National Mortgage Assn. 9.00% 2016	57	61
Government National Mortgage Assn. 8.50% 2017	36	39
Government National Mortgage Assn. 8.50% 2017	9	9
Government National Mortgage Assn. 8.50% 2017	4	5
Government National Mortgage Assn. 10.00% 2020	1,127	1,266
Government National Mortgage Assn. 8.50% 2021	262	281
Government National Mortgage Assn. 8.50% 2021	74	79
Government National Mortgage Assn. 8.50% 2021	7	7
Government National Mortgage Assn. 9.50% 2021	190	212
Government National Mortgage Assn. 10.00% 2021	1,669	1,875
Government National Mortgage Assn. 10.00% 2025	1,579	1,766
Government National Mortgage Assn. 4.00% 2035[5]	5,270	5,155
Government National Mortgage Assn. 4.00% 2035[5]	1,632	1,592
Government National Mortgage Assn. 4.00% 2035[5]	1,502	1,465
Government National Mortgage Assn. 6.00% 2036	71,750	71,646
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[5]	4,389	4,299
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033[5]	3,109	3,039
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.339% 2033[5]	1,508	1,481
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR1, Class A-6, 4.479% 2033[5]	841	828
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034[5]	4,284	4,184
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.57% 2034[5]	5,671	5,542
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR2, Class 2-A1, 5.844% 2037[5]	12,651	12,490
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.645% 2045[5]	23,001	23,084
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	11,106	11,599
Merrill Lynch Mortgage Investors, Inc., Series 2003-A6, Class II-A, 4.202% 2033[5]	36,398	35,622
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.593% 2034[5]	4,610	4,518
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[2]	12,000	11,858
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[2]	8,000	7,924
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[2]	29,000	28,951
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.884% 2036[5]	47,787	47,384
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2]	10,000	9,693
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[2]	37,750	37,238
Bear Stearns ARM Trust, Series 2003-8, Class II-A-1, 4.813% 2034[5]	23,106	22,805
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.978% 2034[5]	2,520	2,471
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[5]	20,000	19,291
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033[5]	3,170	3,103
Banc of America Mortgage Securities Trust, Series 2003-D, Class 2-A-1, 4.183% 2033[5]	1,883	1,847
Banc of America Mortgage Securities Trust, Series 2003-J, Class 2-A-2, 4.40% 2033[5]	37,397	36,816
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.694% 2034[5]	10,711	10,327
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 4-A-1, 5.50% 2035	14,703	14,184
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 5-A-1, 6.00% 2035	14,519	14,463
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 3-A-1, 6.098% 2036[5]	1,428	1,430
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	13,832	13,332
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	9,647	9,523
Residential Accredit Loans, Inc., Series 2005-QS13, Class I-A-5, 5.50% 2035	15,153	14,874
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	100	94
Residential Accredit Loans, Inc., Series 2005-QS14, Class 2-A-1, 6.00% 2035	2,146	2,115
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A1, 6.03% 2035[5]	10,207	10,169
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4-A-1, 5.986% 2036[5]	24,334	24,182
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.988% 2036[5]	3,876	3,866
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 5.681% 2034	8,200	8,202
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	15,000	14,351
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	11,000	10,754
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042	5,000	4,790
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	9,634	9,966
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.229% 2045[5]	17,730	17,470
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	21,393	22,721
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C1, Class A-3, 4.719% 2038	7,000	6,599
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-2, 4.223% 2042	5,687	5,461
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	10,000	9,742
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.20% 2030[5]	20,000	20,665
J.P. Morgan Alternative Loan Trust, Series 2006-S1, Class 3-A-5, 5.73% 2036	19,462	19,152
Residential Funding Mortgage Securities I, Inc., Series 2004-S9, Class II-A-1, 4.75% 2019	19,998	19,109
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.008% 2031[2,5]	75,506	2,227
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	8,497	8,244
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	7,665	7,949
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045	17,000	16,804
GE Commercial Mortgage Corp., Series 2005-C4, Class A-M, 5.333% 2045	1,650	1,610
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.205% 2042[5]	17,875	17,557
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[2]	10,000	9,899
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[2]	7,000	6,946
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	1,828	1,808
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A-6, 6.00% 2036	14,266	14,323
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 5.645% 2035[5]	15,620	15,646
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.978% 2036[5]	14,409	14,392
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	14,040	13,818
J.P. Morgan Mortgage Trust, Series 2005-A1, Class 4-A-1, 4.78% 2035[5]	14,301	13,665
Lehman Mortgage Trust, Series 2005-2, Class 3-A3, 5.50% 2035	13,500	13,433
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	5,689	5,762
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	7,041	7,425
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	12,250	12,641
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	8,056	7,969
Bear Stearns Asset-backed Securities I Trust, Series 2006-AC-2, Class II-1A-1, 6.00% 2036	4,565	4,541
Host Marriott Pool Trust, Series 1999-HMTA, Class D, 7.97% 2015[2]	10,990	11,703
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	2,257	2,282
GE Capital Commerical Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	8,670	8,406
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[2]	10,000	9,755
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.653% 2036[5]	9,724	9,640
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 6.178% 2045[5]	8,125	8,205
Wells Fargo Mortgage-backed Securities Trust, Series 2003-6, Class I-A-1, 5.00% 2018	5,688	5,497
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-PO, principal only, 0% 2021	259	183
Wells Fargo Mortgage-backed Securities Trust, Series 2006-2, Class 1-A-5, principal only, 0% 2036	1,090	802
Wells Fargo Mortgage-backed Securities Trust, Series 2005-17, Class A-PO, principal only, 0% 2036	1,930	1,194
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2, 3.052% 2029	625	622
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[5]	7,000	6,705
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037	7,000	6,847
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,925	6,340
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46% 2008	1,221	1,237
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033[2]	3,653	3,673
Metropolitan Asset Funding, Inc., Series 1998-A, Class B-1, 7.728% 2014[2]	4,669	4,581
TBW Mortgage-backed Trust, Series 2006-1, Class D-P, principal only, 0% 2036	588	368
TBW Mortgage-backed Trust, Series 2006-2, Class A-P, principal only, 0% 2036	292	187
TBW Mortgage-backed Trust, Series 2006-1, Class A-P, principal only, 0% 2036	296	184
TBW Mortgage-backed Trust, Series 2006-2, Class C-P, principal only, 0% 2036	65	47
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.518% 2027[2,5]	352	355
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.73% 2027[2,5]	289	291
CS First Boston Mortgage Acceptance Corp., Series 2005-11, Class A-P, principal only, 0% 2035	667	435
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	421	419
Citicorp Mortgage Securities Trust, Series 2006-1, Class A-PO2, principal only, 0% 2021	49	35
Citicorp Mortgage Securities Trust, Series 2006-1, Class A-PO1, principal only, 0% 2036	363	224
Residential Asset Securitization Trust, Series 2005-A13, Class PO, principal only, 0% 2035	280	167
		2,037,763

TELECOMMUNICATION SERVICES — 2.96%
Sprint Capital Corp. 4.78% 2006	7,500	7,498
Nextel Partners, Inc. 8.125% 2011	19,250	20,237
Nextel Communications, Inc., Series E, 6.875% 2013	125,730	127,257
Nextel Communications, Inc., Series D, 7.375% 2015	165,240	169,458
Sprint Capital Corp. 6.875% 2028	5,000	5,074
Qwest Capital Funding, Inc. 7.75% 2006	3,000	3,000
U S WEST Capital Funding, Inc. 6.375% 2008	7,100	7,082
Qwest Capital Funding, Inc. 7.90% 2010	29,635	30,005
Qwest Capital Funding, Inc. 7.25% 2011	34,645	33,952
Qwest Communications International Inc. 7.25% 2011	25,000	24,687
Qwest Corp. 8.875% 2012	12,400	13,423
U S WEST Capital Funding, Inc. 6.50% 2018	2,000	1,785
Qwest Capital Funding, Inc. 7.625% 2021	8,900	8,544
U S WEST Capital Funding, Inc. 6.875% 2028	37,925	33,469
Qwest Capital Funding, Inc. 7.75% 2031	54,620	52,162
Dobson Cellular Systems, Inc. 8.375% 2011[2]	29,600	30,784
American Cellular Corp., Series B, 10.00% 2011	71,900	75,675
Dobson Communications Corp. 9.757% 2012[5]	21,000	21,420
Dobson Cellular Systems, Inc. 9.875% 2012	3,850	4,119
Dobson Communications Corp. 8.875% 2013	62,250	61,939
American Tower Corp. 7.25% 2011	52,175	53,871
American Tower Corp. 7.125% 2012	59,975	60,575
American Tower Corp. 7.50% 2012	43,300	44,382
Triton PCS, Inc. 8.75% 2011	25,200	18,585
Triton PCS, Inc. 9.375% 2011	39,845	29,386
Triton PCS, Inc. 8.50% 2013	94,050	88,172
MetroPCS, Inc., Loan 12.00% 2007[5,9]	77,765	81,653
MetroPCS, Inc., Loan 9.25% 2011[5,9]	48,375	49,584
Centennial Cellular Corp. 10.75% 2008	3,858	3,945
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	16,000	16,960
Centennial Communications Corp. 11.258% 2013[5]	44,800	46,368
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[5]	44,500	43,499
SBC Communications Inc. 4.125% 2009	17,465	16,747
SBC Communications Inc. 6.25% 2011	5,500	5,614
AT&T Corp. 7.30% 2011[5]	14,789	15,845
SBC Communications Inc. 5.10% 2014	38,500	36,193
SBC Communications Inc. 5.625% 2016	10,000	9,591
SBC Communications Inc. 6.15% 2034	3,500	3,264
AT&T Inc. 6.80% 2036	11,235	11,341
Intelsat (Bermuda), Ltd. 10.484% 2012[5]	20,575	20,986
Intelsat (Bermuda), Ltd. 8.25% 2013	39,135	38,450
Intelsat (Bermuda), Ltd. 8.625% 2015	6,560	6,527
Intelsat PanAmSat Opco 9.00% 2016[2]	10,000	10,262
Intelsat (Bermuda), Ltd. 9.25% 2016[2]	21,500	22,091
Intelsat (Bermuda), Ltd. 11.25% 2016[2]	6,800	6,902
Windstream Corp. 8.125% 2013[2]	6,000	6,270
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	10,000	10,500
Windstream Corp. 8.625% 2016[2]	59,950	62,648
AT&T Wireless Services, Inc. 7.50% 2007	34,250	34,723
AT&T Wireless Services, Inc. 8.125% 2012	34,935	38,757
Telecom Italia Capital SA, Series A, 4.00% 2008	3,000	2,893
Telecom Italia Capital SA 6.20% 2011	3,000	3,025
Telecom Italia Capital SA, Series B, 5.25% 2013	10,300	9,667
Telecom Italia Capital SA 5.25% 2015	20,100	18,509
Telecom Italia Capital SA 7.20% 2036	10,500	10,741
Hawaiian Telcom Communications, Inc. 9.75% 2013	16,945	17,369
Hawaiian Telcom Communications, Inc. 10.789% 2013[5]	15,920	16,199
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	7,075	7,499
Deutsche Telekom International Finance BV 8.00% 2010[5]	7,150	7,723
Deutsche Telekom International Finance BV 5.75% 2016	25,000	23,922
Deutsche Telekom International Finance BV 8.25% 2030[5]	7,000	8,212
France Télécom 7.75% 2011[5]	32,950	35,730
Rogers Wireless Inc. 7.25% 2012	11,825	12,032
Rogers Wireless Inc. 7.50% 2015	16,750	17,252
Cincinnati Bell Inc. 7.25% 2013	26,275	26,144
Koninklijke KPN NV 8.00% 2010	22,150	23,655
Koninklijke KPN NV 8.375% 2030	2,000	2,181
Telefónica Emisiones, SAU 6.421% 2016	5,000	5,071
Telefónica Emisiones, SAU 7.045% 2036	14,500	14,941
TELUS Corp. 7.50% 2007	19,000	19,292
Singapore Telecommunications Ltd. 6.375% 2011[2]	12,000	12,346
Singapore Telecommunications Ltd. 6.375% 2011	4,825	4,964
Hughes Network Systems, LLC and HNS Finance Corp. 9.50% 2014[2]	15,750	15,750
Verizon Global Funding Corp. 6.125% 2007	7,000	7,035
Verizon New York Inc., Series A, 6.875% 2012	6,500	6,671
Rural Cellular Corp. 8.25% 2012[2]	4,000	4,150
Rural Cellular Corp. 10.899% 2012[5]	8,750	9,100
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	11,000	10,999
BellSouth Corp. 6.55% 2034	10,000	9,682
PCCW-HKT Capital Ltd. 8.00% 2011[2,5]	5,000	5,415
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[2]	4,300	3,923
British Telecommunications PLC 8.375% 2010[5]	2,000	2,216
British Telecommunications PLC 8.875% 2030	4,600	5,815
ALLTEL Corp. 4.656% 2007	6,435	6,411
NTELOS Inc., Series B, Loan 7.65% 2011[5,9]	5,985	5,985
Nordic Telephone Co. Holding ApS 8.875% 2016[2]	4,000	4,140
Millicom International Cellular SA 10.00% 2013	3,500	3,762
		2,025,682

ENERGY — 1.43%
Premcor Refining Group Inc. 9.25% 2010	13,875	14,750
Premcor Refining Group Inc. 6.125% 2011	37,500	37,864
Premcor Refining Group Inc. 6.75% 2011	15,650	16,178
Premcor Refining Group Inc. 9.50% 2013	57,215	62,346
Premcor Refining Group Inc. 6.75% 2014	46,000	47,084
Premcor Refining Group Inc. 7.50% 2015	22,000	22,885
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,9]	35,568	34,257
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[9]	684	659
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[2,9]	13,329	14,766
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[9]	4,325	4,791
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,9]	49,350	46,702
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,9]	61,650	58,432
Williams Companies, Inc. and Credit Linked Certificate Trust 6.75% 2009[2]	8,000	8,020
Williams Companies, Inc. 6.375% 2010[2]	4,700	4,624
Williams Companies, Inc. 7.508% 2010[2,5]	8,000	8,160
Northwest Pipeline Corp. 8.125% 2010	5,000	5,200
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011	10,000	10,225
Williams Companies, Inc. 7.125% 2011	38,750	39,234
Williams Companies, Inc. 8.125% 2012	14,810	15,588
Williams Companies, Inc. 7.875% 2021	10,000	10,200
Williams Companies, Inc. 8.75% 2032	7,000	7,595
El Paso Corp. 7.625% 2007	5,000	5,081
El Paso Corp. 6.375% 2009[2]	800	792
El Paso Energy Corp. 7.75% 2010[2]	2,500	2,563
El Paso Corp. 7.00% 2011	7,800	7,771
El Paso Energy Corp. 7.375% 2012	525	526
El Paso Corp. 7.875% 2012	2,000	2,055
El Paso Natural Gas Co. 7.50% 2026	900	897
Tennessee Gas Pipeline Co. 7.00% 2028	71,500	67,789
Southern Natural Gas Co. 7.35% 2031	5,300	5,220
Southern Natural Gas Co. 8.00% 2032	3,975	4,182
Newfield Exploration Co., Series B, 7.45% 2007	6,000	6,083
Newfield Exploration Co. 7.625% 2011	1,500	1,545
Newfield Exploration Co. 6.625% 2014	32,075	31,233
Newfield Exploration Co. 6.625% 2016	44,400	43,068
Energy Transfer Partners, LP 5.65% 2012	19,125	18,675
Energy Transfer Partners, LP 5.95% 2015	43,635	42,740
Pogo Producing Co. 7.875% 2013[2]	18,500	18,916
Pogo Producing Co. 6.625% 2015	2,400	2,280
Pogo Producing Co. 6.875% 2017	33,650	32,010
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,9]	28,500	28,108
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[9]	9,000	8,876
Drummond Co., Inc. 7.375% 2016[2]	37,705	35,537
Devon Financing Corp., ULC 6.875% 2011	29,500	31,023
Qatar Petroleum 5.579% 2011[2]	20,000	20,016
Overseas Shipholding Group, Inc. 8.25% 2013	16,110	16,754
Enterprise Products Operating LP, Series B, 5.00% 2015	7,000	6,428
Enterprise Products Operating LP 8.375% 2066[5]	7,500	7,684
XTO Energy Inc. 5.65% 2016	10,000	9,678
Sunoco, Inc. 4.875% 2014	10,060	9,344
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 2010[2,9]	7,556	7,426
Massey Energy Co.6.875% 2013	7,500	6,956
Pemex Project Funding Master Trust 7.875% 2009	1,600	1,668
Pemex Project Funding Master Trust 7.375% 2014	3,500	3,745
Pemex Project Funding Master Trust 8.625% 2022	500	584
OXYMAR 7.50% 2016[2,9]	5,500	5,802
PETRONAS Capital Ltd. 7.00% 2012[2]	4,000	4,248
Reliance Industries Ltd., Series B, 10.25% 2097	3,125	4,213
Peabody Energy Corp., Series B, 6.875% 2013	4,300	4,203
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[2,9]	4,302	4,180
TNK-BP Finance SA 7.50% 2016[2]	1,500	1,519
		980,978

INDUSTRIALS — 1.25%
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.487% 2012[9]	11,700	12,075
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[9]	6,829	6,594
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[9]	26,757	26,852
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[9]	5,753	5,830
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[9]	17,182	17,187
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[9]	975	927
Continental Airlines, Inc., Series 2003-ERJ1, Class A, 7.875% 2020[9]	25,029	24,544
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[9]	822	852
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[9]	2,687	2,638
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[9]	16,946	17,031
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[9]	687	725
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[9]	5,222	5,513
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[9]	5,917	5,823
Delta Air Lines, Inc. 8.00% 2007[2,7]	24,410	6,347
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 2013[9]	5,000	5,003
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[9]	46,035	46,973
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014[7,9]	5,000	4,053
Delta Air Lines, Inc. 10.375% 2022[7]	3,000	795
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[9]	23,219	23,836
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[9]	4,149	4,120
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[9]	5,302	5,569
United Air Lines, Inc., Series B, Loan 8.986% 2012[5,9]	53,800	54,473
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[9]	10,128	10,147
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[9]	6,411	6,424
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[7,9]	4,492	2,842
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 2012[9]	1,838	1,733
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[9]	17,745	17,401
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[9]	3,784	3,872
AMR Corp. 9.00% 2012	9,000	8,955
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[9]	17,838	18,741
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[9]	18,180	16,374
Allied Waste North America, Inc. 8.50% 2008	8,300	8,653
Allied Waste North America, Inc., Series B, 6.50% 2010	16,000	15,700
Allied Waste North America, Inc., Series B, 5.75% 2011	10,000	9,500
Allied Waste North America, Inc., Series B, 6.125% 2014	11,375	10,451
Allied Waste North America, Inc., Series B, 7.375% 2014	4,500	4,309
Allied Waste North America, Inc. 7.25% 2015	8,500	8,245
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,9]	36,345	37,450
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,9]	12,194	12,664
Hutchison Whampoa International Ltd. 7.00% 2011[2]	5,000	5,241
Hutchison Whampoa International Ltd. 6.50% 2013[2]	31,000	31,845
NTK Holdings Inc. 0%/10.75% 2014[8]	12,500	8,812
THL Buildco, Inc. 8.50% 2014	24,825	23,335
Waste Management, Inc. 7.00% 2006	7,000	7,018
Waste Management, Inc. 6.50% 2008	5,000	5,091
Waste Management, Inc. 5.00% 2014	7,000	6,618
WMX Technologies, Inc. 7.10% 2026	10,125	10,794
American Standard Inc. 7.375% 2008	5,935	6,056
American Standard Inc. 8.25% 2009	2,124	2,251
American Standard Inc. 7.625% 2010	19,501	20,487
Qantas Airways Ltd. 6.05% 2016[2]	25,000	24,522
General Electric Capital Corp., Series A, 5.375% 2007	8,000	7,998
General Electric Capital Corp., Series A, 6.00% 2012	8,000	8,186
General Electric Co. 5.00% 2013	5,000	4,846
Tyco International Group SA 6.125% 2008	8,000	8,077
Tyco International Group SA 6.375% 2011	6,800	7,021
Tyco International Group SA 6.00% 2013	5,100	5,137
Bombardier Inc. 6.30% 2014[2]	21,700	19,096
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	11,100	11,350
H-Lines Finance Holding Corp. 0%/11.00% 2013[8]	8,448	7,371
Northwest Airlines, Inc. 9.875% 2007[7]	8,400	4,347
Northwest Airlines, Inc. 7.875% 2008[7]	4,000	2,030
Northwest Airlines, Inc. 10.00% 2009[7]	10,000	5,025
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023[9]	3,742	3,735
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	13,952	14,510
Jacuzzi Brands, Inc. 9.625% 2010	13,441	14,281
Southwest Airlines Co. 5.25% 2014	15,000	14,231
John Deere Capital Corp., Series D, 4.375% 2008	9,000	8,849
John Deere Capital Corp. 4.875% 2009	4,000	3,947
DRS Technologies, Inc. 6.625% 2016	10,000	9,675
Accuride Corp. 8.50% 2015	10,200	9,537
RBS Global, Inc. and Rexnord Corp. 9.50% 2014[2]	2,100	2,110
RBS Global, Inc. and Rexnord Corp. 11.75% 2016[2]	7,050	7,244
Goodman Global Holdings, Inc., Series B, 7.875% 2012	10,000	9,325
CCMG Acquisition Corp. 8.875% 2014[2]	4,000	4,190
CCMG Acquisition Corp. 10.50% 2016[2]	4,500	4,916
Caterpillar Financial Services Corp., Series F, 3.10% 2007	5,000	4,906
Caterpillar Financial Services Corp. 2.70% 2008	3,000	2,848
Caterpillar Financial Services Corp., Series F, 5.57% 2008[5]	400	401
Quebecor World Inc. 8.75% 2016[2]	7,625	7,034
Terex Corp., Class B, 10.375% 2011	1,333	1,402
Terex Corp. 7.375% 2014	3,500	3,491
BNSF Funding Trust I 6.613% 2055[5]	5,000	4,776
Ashtead Group PLC 8.625% 2015[2]	3,500	3,474
H&E Equipment Services, Inc. 8.375% 2016[2]	2,550	2,588
Mobile Storage Group, Inc. 9.75% 2014[2]	1,650	1,679
United Rentals (North America), Inc. 7.75% 2013	1,750	1,676
Standard Aero Holdings, Inc. 8.25% 2014	1,050	1,016
Williams Scotsman, Inc. 8.50% 2015	500	504
Jet Equipment Trust, Series 1995-A, Class B, 8.64% 2015[2,7,9]	7,790	—
Jet Equipment Trust, Series 1995-B, Class C, 9.71% 2015[2,7,9]	5,500	—
		856,120

UTILITIES — 1.07%
AES Corp. 9.50% 2009	39,815	42,204
AES Corp. 9.375% 2010	13,252	14,196
AES Corp. 8.75% 2013[2]	68,100	73,208
AES Red Oak, LLC, Series A, 8.54% 2019[9]	33,636	35,655
AES Red Oak, LLC, Series B, 9.20% 2029[9]	7,000	7,630
Mission Energy Holding Co. 13.50% 2008	22,230	24,953
Edison Mission Energy 7.73% 2009	16,720	17,054
Edison Mission Energy 7.50% 2013[2]	18,400	18,262
Edison Mission Energy 7.75% 2016[2]	29,325	29,105
Midwest Generation, LLC, Series B, 8.56% 2016[9]	9,183	9,659
Homer City Funding LLC 8.734% 2026[9]	9,834	11,063
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	24,675	26,371
NRG Energy, Inc. 7.25% 2014	24,525	24,065
NRG Energy, Inc. 7.375% 2016	76,625	75,093
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	6,000	6,523
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	4,250	4,299
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	19,595	21,367
Sierra Pacific Resources 8.625% 2014	2,725	2,899
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	5,675	5,497
Nevada Power Co., Series M, 5.95% 2016[2]	13,700	13,255
Sierra Pacific Resources 6.75% 2017	3,000	2,872
Israel Electric Corp. Ltd. 7.95% 2011[2]	5,000	5,395
Israel Electric Corp. Ltd. 7.70% 2018[2]	22,500	24,302
Israel Electric Corp. Ltd. 8.10% 2096[2]	9,155	9,749
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	8,000	7,990
Dominion Resources, Inc., Series 2002-D, 5.125% 2009	22,500	22,135
Dominion Resources, Inc., Series 2000-A, 8.125% 2010	5,000	5,402
PSEG Energy Holdings Inc. 8.625% 2008	8,800	9,097
PSEG Power LLC 7.75% 2011	7,500	8,077
PSEG Power LLC 5.00% 2014	10,000	9,355
Cilcorp Inc. 8.70% 2009	9,000	9,751
Union Electric Co. 5.40% 2016	8,000	7,704
Cilcorp Inc. 9.375% 2029	3,000	3,850
Alabama Power Co., Series X, 3.125% 2008	3,750	3,607
Alabama Power Co., Series R, 4.70% 2010	1,250	1,212
Southern Power Co., Series B, 6.25% 2012	9,000	9,149
Alabama Power Co., Series Q, 5.50% 2017	5,000	4,868
Constellation Energy Group, Inc. 6.125% 2009	12,000	12,148
Constellation Energy Group, Inc. 7.00% 2012	5,000	5,253
Exelon Corp. 6.75% 2011	1,000	1,040
Exelon Generation Co., LLC 6.95% 2011	11,300	11,852
Commonwealth Edison Co., First Mortgage Bonds, Series 103, 5.90% 2036	3,850	3,608
NiSource Finance Corp. 7.875% 2010	15,000	16,104
Appalachian Power Co., Series G, 3.60% 2008	6,770	6,547
Appalachian Power Co., Series M, 5.55% 2011	3,000	2,978
Ohio Power Co., Series K, 6.00% 2016	5,000	5,009
MidAmerican Energy Co. 4.65% 2014	3,200	2,970
MidAmerican Energy Holdings Co. 6.125% 2036[2]	11,650	11,248
Duke Capital Corp. 6.25% 2013	4,500	4,535
Duke Capital Corp. 5.50% 2014	5,000	4,813
Duke Capital LLC 5.668% 2014	1,500	1,450
Mirant Americas Generation, Inc. 8.30% 2011	9,000	8,820
Oncor Electric Delivery Co. 6.375% 2015	5,000	5,068
National Grid PLC 6.30% 2016	5,000	5,043
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000	3,872
Centerpoint Energy, Inc., Series B, 6.85% 2015	3,000	3,109
Enersis SA 7.375% 2014	3,000	3,096
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[2,9]	2,965	2,941
FPL Energy National Wind Portfolio, LLC 6.125% 2019[2,9]	2,072	2,031
		730,408

MATERIALS — 1.04%
Abitibi-Consolidated Co. of Canada 5.25% 2008	25,650	24,368
Abitibi-Consolidated Finance LP 7.875% 2009	6,136	5,952
Abitibi-Consolidated Inc. 8.55% 2010	10,193	9,874
Abitibi-Consolidated Co. of Canada 8.829% 2011[5]	11,850	11,583
Abitibi-Consolidated Co. of Canada 6.00% 2013	10,200	8,415
Abitibi-Consolidated Co. of Canada 8.375% 2015	22,145	20,346
Owens-Illinois, Inc. 8.10% 2007	750	761
Owens-Illinois, Inc. 7.35% 2008	9,800	9,898
Owens-Brockway Glass Container Inc. 8.875% 2009	18,436	19,104
Owens-Illinois, Inc. 7.50% 2010	750	743
Owens-Brockway Glass Container Inc. 7.75% 2011	13,500	13,838
Owens-Brockway Glass Container Inc. 8.75% 2012	6,000	6,360
Owens-Brockway Glass Container Inc. 8.25% 2013	14,000	14,245
Georgia-Pacific Corp., Loan 7.449% 2012[5,9]	10,423	10,416
Georgia-Pacific Corp., Loan 8.30% 2013[5,9]	51,675	52,192
Norske Skogindustrier ASA 7.625% 2011[2]	38,991	39,754
Norske Skogindustrier ASA 6.125% 2015[2]	11,250	10,189
Domtar Inc. 7.875% 2011	15,000	14,400
Domtar Inc. 7.125% 2015	35,750	31,639
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	43,680	38,766
Graphic Packaging International, Inc. 8.50% 2011	23,750	23,988
Graphic Packaging International, Inc. 9.50% 2013	13,550	13,618
Lyondell Chemical Co. 9.50% 2008	18,314	18,909
Equistar Chemicals, LP 10.125% 2008	12,825	13,562
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009	625	645
JSG Funding PLC 9.625% 2012	8,200	8,528
JSG Funding PLC 7.75% 2015	22,350	20,506
Stone Container Corp. 9.75% 2011	752	773
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	3,200	3,040
Stone Container Corp. 8.375% 2012	8,475	8,104
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	14,975	13,627
United States Steel Corp. 10.75% 2008	10,500	11,393
United States Steel Corp. 9.75% 2010	13,205	14,129
Stora Enso Oyj 6.404% 2016[2]	14,500	14,405
Stora Enso Oyj 7.25% 2036[2]	10,000	10,029
Weyerhaeuser Co. 5.95% 2008	5,331	5,362
Weyerhaeuser Co. 6.75% 2012	3,390	3,500
Weyerhaeuser Co. 7.375% 2032	10,000	10,383
International Paper Co. 4.00% 2010	2,725	2,581
International Paper Co. 6.75% 2011	7,500	7,858
International Paper Co. 5.85% 2012	6,855	6,872
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014[8]	13,000	10,205
BCP Caylux Holdings Luxembourg SCA 9.625% 2014	4,550	4,908
Cytec Industries Inc. 6.00% 2015	13,230	12,764
Rhodia 10.25% 2010	11,668	12,689
UPM-Kymmene Corp. 5.625% 2014[2]	12,400	11,852
Allegheny Technologies, Inc. 8.375% 2011	10,500	11,130
NewPage Corp., Series A, 11.399% 2012[5]	10,000	10,850
Ainsworth Lumber Co. Ltd. 7.25% 2012	4,150	3,278
Ainsworth Lumber Co. Ltd. 6.75% 2014	10,000	7,400
Teck Cominco Ltd. 5.375% 2015	7,950	7,483
AEP Industries Inc. 7.875% 2013	7,300	7,337
Lafarge 6.15% 2011	3,000	3,022
Lafarge 6.50% 2016	3,690	3,713
AMH Holdings, Inc. 0%/11.25% 2014[8]	11,500	6,613
Building Materials Corp. of America, Series B, 8.00% 2007	3,500	3,483
Building Materials Corp. of America 8.00% 2008	3,000	3,015
Nalco Co. 8.875% 2013	1,275	1,294
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[8]	5,000	3,850
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028[9]	5,780	4,541
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	3,800	3,724
Ispat Inland ULC 9.75% 2014	3,207	3,565
Covalence Specialty Materials Corp. 10.25% 2016[2]	2,950	2,884
Rockwood Specialties Group, Inc. 10.625% 2011	1,500	1,620
Rockwood Specialties Group, Inc. 7.50% 2014	1,175	1,152
Packaging Corp. of America 4.375% 2008[1]	2,500	2,441
Earle M. Jorgensen Co. 9.75% 2012	2,000	2,140
Chemtura Corp. 6.875% 2016	2,000	1,940
Airgas, Inc. 6.25% 2014	1,750	1,638
AK Steel Corp. 7.75% 2012	1,575	1,559
Corporación Nacional del Cobre de Chile 6.375% 2012[2]	1,500	1,544
Arbermarle Corp. 5.10% 2015	870	808
		709,097

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 1.03%
U.S. Treasury 3.25% 2007	35,000	34,349
U.S. Treasury 3.875% 2007	50,000	49,399
U.S. Treasury 3.50% 2011[10]	11,633	12,192
U.S. Treasury 3.625% 2013	25,000	23,137
U.S. Treasury 4.25% 2013	165,750	159,069
U.S. Treasury 2.00% 2014[10]	5,479	5,330
U.S. Treasury 4.25% 2014	10,000	9,536
U.S. Treasury 8.875% 2017	35,000	46,189
U.S. Treasury 6.875% 2025	66,750	80,371
U.S. Treasury 6.50% 2026	31,750	37,009
U.S. Treasury 4.50% 2036	75,100	68,587
Freddie Mac 4.125% 2010	40,375	38,768
Freddie Mac 5.50% 2011	30,000	30,299
Fannie Mae 5.25% 2007	41,500	41,415
Federal Home Loan Bank 3.70% 2007	10,000	9,825
Federal Home Loan Bank 5.823% 2009	17,000	17,207
Federal Home Loan Bank 5.625% 2016	10,000	9,977
Federal Agricultural Mortgage Corp. 4.25% 2008	20,000	19,597
Federal Agricultural Mortgage Corp. 5.50% 2011[2]	3,000	3,011
United States Agency for International Development, Republic of Egypt 4.45% 2015	10,000	9,353
		704,620

INFORMATION TECHNOLOGY — 0.90%
Electronic Data Systems Corp. 6.334% 2006	10,000	10,002
Electronic Data Systems Corp. 7.125% 2009	15,515	16,085
Electronic Data Systems Corp., Series B, 6.50% 2013[5]	137,150	136,200
Electronic Data Systems Corp. 7.45% 2029	10,555	11,088
Celestica Inc. 7.875% 2011	63,905	63,586
Celestica Inc. 7.625% 2013	36,195	35,471
Sanmina-SCI Corp. 6.75% 2013	3,000	2,880
Sanmina-SCI Corp. 8.125% 2016	66,950	65,611
Jabil Circuit, Inc. 5.875% 2010	53,450	53,428
Flextronics International Ltd. 6.50% 2013	46,000	44,850
Motorola, Inc. 4.608% 2007	10,000	9,893
Motorola, Inc. 8.00% 2011	23,985	26,530
Motorola, Inc. 5.22% 2097	7,500	5,632
SunGard Data Systems Inc. 9.125% 2013	21,050	21,603
SunGard Data Systems Inc. 10.25% 2015	12,500	12,735
Xerox Corp. 7.125% 2010	21,000	21,420
Freescale Semiconductor, Inc. 6.875% 2011	15,000	15,300
Nortel Networks Ltd. 9.73% 2011[2,5]	6,500	6,565
Nortel Networks Ltd. 10.75% 2016[2]	7,700	7,902
Cisco Systems, Inc. 5.25% 2011	9,500	9,403
Sabre Holdings Corp. 6.35% 2016	9,405	8,997
Amkor Technology, Inc. 7.125% 2011	8,795	7,905
Serena Software, Inc. 10.375% 2016[2]	7,300	7,318
Sensata Technologies BV 8.00% 2014[2]	7,000	6,755
Hyundai Semiconductor America, Inc. 8.625% 2007[2]	4,860	4,898
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.579% 2011[5]	4,150	3,517
		615,574

HEALTH CARE — 0.67%
Columbia/HCA Healthcare Corp. 7.00% 2007	6,250	6,289
Columbia/HCA Healthcare Corp. 8.85% 2007	12,500	12,675
HCA Inc. 5.50% 2009	11,500	11,328
Columbia/HCA Healthcare Corp. 8.70% 2010	9,500	9,545
HCA — The Healthcare Co. 8.75% 2010	7,750	7,828
HCA — The Healthcare Co. 7.875% 2011	28,300	26,920
Warner Chilcott Corp. 8.75% 2015	69,265	69,092
Tenet Healthcare Corp. 6.375% 2011	17,300	14,921
Tenet Healthcare Corp. 9.875% 2014	39,775	38,184
Tenet Healthcare Corp. 9.25% 2015[2]	15,150	14,014
HealthSouth Corp. 11.418% 2014[2,5]	19,450	18,964
HealthSouth Corp. 10.75% 2016[2]	40,000	38,400
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	29,470	30,649
Humana Inc. 7.25% 2006	13,375	13,375
Humana Inc. 6.45% 2016	14,250	14,346
Team Finance LLC and Health Finance Corp. 11.25% 2013	21,500	22,360
Cardinal Health, Inc. 4.00% 2015	25,000	21,513
Wyeth 5.50% 2016	18,000	17,474
Triad Hospitals, Inc. 7.00% 2012	15,000	14,981
Health Net, Inc. 8.375% 2011[5]	10,000	11,307
Concentra Operating Corp. 9.50% 2010	4,975	5,186
Concentra Operating Corp. 9.125% 2012	4,755	4,957
Select Medical Corp. 7.625% 2015	8,500	7,267
Select Medical Holdings Corp. 10.82% 2015[2,5]	1,750	1,575
Amgen Inc. 4.00% 2009	9,125	8,745
Accellent Inc. 10.50% 2013	5,800	6,003
Aetna Inc. 7.875% 2011	4,500	4,889
MedCath Holdings Corp. 9.875% 2012	3,875	4,011
Universal Health Services, Inc. 7.125% 2016	1,240	1,272
		458,070

ASSET-BACKED OBLIGATIONS[9]— 0.54%
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[2]	10,000	9,787
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[2]	20,000	19,618
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[2]	8,900	8,720
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[2]	20,000	19,888
Green Tree Financial Corp., Series 1995-3, Class B-2, 8.10% 2025[7]	12,867	3,603
Green Tree Financial Corp., Series 1995-2, Class B-2, 8.80% 2026[7]	9,283	4,456
Green Tree Financial Corp., Series 1996-2, Class B-2, 7.90% 2027[7]	8,186	1
Green Tree Financial Corp., Series 1997-6, Class B-2, 7.75% 2029[7]	6,530	1
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029[7]	17,523	16,982
Green Tree Financial Corp., Series 1998-4, Class B-2, 8.11% 2030[7]	3,999	—
CWABS, Inc., Series 2004-12, Class 2-AV-2, 5.665% 2033[5]	3,830	3,835
CWABS, Inc., Series 2005-11, Class AF-2, 4.657% 2036	11,330	11,148
CWABS, Inc., Series 2006-5, Class 2-A-1, 5.455% 2036[5]	4,479	4,479
CWABS, Inc., Series 2005-12, Class 1-A-1, 5.535% 2036[5]	3,773	3,776
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-2, FGIC insured, 4.66% 2020	12,500	12,092
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA2, Class A-I-5, FGIC insured, 5.63% 2036	10,000	9,850
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 2012[2]	10,000	9,869
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[2]	10,000	9,986
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 5.508% 2013[5]	18,000	17,983
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	10,000	9,666
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	8,040	7,911
Drivetime Auto Owner Trust, Series 2005-C, Class A-3, MBIA insured, 5.006% 2011[2]	6,709	6,670
Drivetime Auto Owner Trust, Series 2006-A, Class A-3, XLCA insured, 5.565% 2011[2]	10,000	10,036
UPFC Auto Receivables Trust, Series 2004-A, Class A-3, AMBAC insured, 3.27% 2010	4,001	3,942
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	10,000	9,942
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[2]	5,000	5,076
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FL, 10.557% 2007[2,5]	5,000	5,112
Home Equity Asset Trust, Series 2004-7, Class M-1, 6.005% 2035[5]	10,000	10,102
Providian Master Note Trust, Series 2005-A1A, Class A, 5.429% 2012[2,5]	10,000	10,011
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	10,000	9,922
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[2]	10,000	9,916
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	10,000	9,750
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured, 3.55% 2009	2,617	2,594
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010	7,179	7,111
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009[2]	1,636	1,617
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[2]	7,500	7,504
First USA Credit Card Master Trust, Series 1997-4, Class C, 6.369% 2010[2,5]	6,500	6,520
First USA Credit Card Master Trust, Series 1998-6, Class C, 6.16% 2011[2]	2,000	2,025
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 5.885% 2034[5]	7,926	7,944
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	7,706	7,907
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	7,179	7,164
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 5.685% 2033[5]	191	191
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 6.135% 2034[5]	7,000	7,079
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[2]	6,375	6,262
Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A-4, 5.705% 2034[5]	5,793	5,800
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 5.969% 2013[5]	5,000	5,092
Centex Home Equity Loan Trust, Series 2005-A, Class AF-3, 4.14% 2028	5,000	4,928
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.695% 2035[5]	4,670	4,681
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010	2,928	2,926
Fremont Home Loan Trust, Series 2005-E, Class 2-A-1, 5.475% 2036[5]	2,724	2,726
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009	902	898
MMCA Auto Owner Trust, Series 2002-4, Class B, 3.82% 2009	519	516
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009	1,250	1,262
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1, Class A, MBIA insured, 6.68% 2016[2]	966	966
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009[2]	657	652
Long Beach Mortgage Loan Trust, Series 2004-A, Class M-3, 6.335% 2024[5]	458	460
SeaWest Securitization, LLC, Series 2002-A, Class A-3, XLCA insured, 3.58% 2008[2]	139	138
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009[2]	184	181
California Infrastructure and Economic Development Bank, Special Purpose Trust, PG&E-1, Series 1997-1, Class A-7, 6.42% 2008	291	292
NPF XII, Inc., Series 1999-3, Class B, 2.389% 2003[2,5,7]	3,000	0
NPF XII, Inc., Series 2001-1A, Class A, 1.989% 2004[2,5,7]	5,000	137
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007[2,7]	1,000	27
		369,730

CONSUMER STAPLES — 0.52%
Rayovac Corp. 8.50% 2013	11,000	8,828
Spectrum Brands, Inc. 7.375% 2015	57,300	43,405
Rite Aid Corp. 9.50% 2011	4,500	4,725
Rite Aid Corp. 6.875% 2013	12,715	11,221
Rite Aid Corp. 9.25% 2013	26,800	26,398
Rite Aid Corp. 7.50% 2015	2,500	2,469
Delhaize America, Inc. 8.125% 2011	27,845	29,764
Delhaize America, Inc. 9.00% 2031	7,125	8,030
SUPERVALU INC. 7.50% 2012	25,720	25,569
Albertson’s, Inc. 7.45% 2029	7,650	6,670
Albertson’s, Inc. 8.00% 2031	5,000	4,572
Jean Coutu Group (PJC) Inc. 7.625% 2012	2,500	2,444
Jean Coutu Group (PJC) Inc. 8.50% 2014	33,500	31,448
Ahold Finance U.S.A., Inc. 6.25% 2009	12,015	11,985
Ahold Finance U.S.A., Inc. 8.25% 2010	5,130	5,387
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025[9]	8,375	8,605
Stater Bros. Holdings Inc. 8.829% 2010[5]	6,525	6,655
Stater Bros. Holdings Inc. 8.125% 2012	13,100	13,067
Tyson Foods, Inc. 6.60% 2016	17,600	17,397
Vitamin Shoppe Industries, Inc. 12.67% 2012[2,5]	11,650	12,116
Playtex Products, Inc. 8.00% 2011	10,000	10,412
Diageo Finance BV 5.30% 2015	10,000	9,594
Cadbury Schweppes US Finance LLC 5.125% 2013[2]	10,000	9,520
Dole Food Co., Inc. 7.25% 2010	4,975	4,502
Dole Food Co., Inc. 8.875% 2011	4,200	3,948
Duane Reade Inc. 9.829% 2010[5]	6,000	5,955
Kellogg Co. 7.45% 2031	5,000	5,780
Gold Kist Inc. 10.25% 2014	5,306	5,598
H.J. Heinz Co. 6.428% 2020[2]	5,000	5,087
Molson Coors Capital Finance ULC 4.85% 2010	5,000	4,857
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 7.803% 2017[2,7,9]	5,039	4,085
Smithfield Foods, Inc. 7.625% 2008	1,975	1,995
Smithfield Foods, Inc., Series A, 8.00% 2009	875	897
Smithfield Foods, Inc., Series B, 7.75% 2013	925	927
CVS Corp. 5.298% 2027[2,9]	2,536	2,367
Pathmark Stores, Inc. 8.75% 2012	1,870	1,758
		358,037

NON-U.S. GOVERNMENT BONDS & NOTES — 0.20%
Russian Federation 8.25% 2010	22,445	23,457
Russian Federation 8.25% 2010[2]	8,889	9,290
Russian Federation 5.00%/7.50% 2030[8]	24,770	27,014
United Mexican States Government Eurobonds, Global 8.375% 2011	3,000	3,326
United Mexican States Government Eurobonds, Global 7.50% 2012	5,470	5,913
United Mexican States Government Global 6.375% 2013	1,475	1,520
United Mexican States Government Global 11.375% 2016	20,184	28,308
United Mexican States Government Global 5.625% 2017	4,000	3,850
United Mexican States Government Global 8.125% 2019	2,061	2,408
United Mexican States Government Global 8.30% 2031	1,965	2,368
United Mexican States Government Global 7.50% 2033	2,833	3,155
State of Qatar 9.75% 2030	9,000	12,758
El Salvador (Republic of) 7.75% 2023	3,000	3,247
El Salvador (Republic of) 7.75% 2023[2]	1,250	1,353
El Salvador (Republic of) 7.65% 2035[2]	750	761
Banque Centrale de Tunisie 7.375% 2012	3,500	3,710
Bulgaria (Republic of) 8.25% 2015	3,000	3,454
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	2,500	3,156
		139,048

MUNICIPALS — 0.06%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	19,750	21,599
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	8,700	9,250
State of Washington, Tobacco Settlement Authority, Asset-backed Bonds, Series 2002, 6.50% 2026	3,840	4,187
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025	4,168	4,156
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	4,231	4,156
		43,348

Total bonds & notes (cost: $15,115,931,000)		14,987,456

	Principal amount	Market value
Short-term securities — 7.01%	(000)	(000)

Federal Home Loan Bank 4.935%-5.285% due 8/4-10/4/2006	$467,132	$ 464,212
Bank of America Corp. 5.15%-5.36% due 8/25-9/28/2006	350,000	347,971
Wells Fargo Bank, N.A. 5.25%-5.40% due 8/21-9/19/2006	300,000	299,996
AIG Funding, Inc. 5.03%-5.225% due 8/3-9/8/2006	100,000	99,703
American General Finance Corp. 5.30%-5.31% due 9/7-9/20/2006	100,000	99,358
International Lease Finance Corp. 5.08%-5.30% due 8/1-9/12/2006	100,000	99,598
Preferred Receivables Funding Corp. 5.23%-5.34% due 8/4-9/8/2006[2]	200,000	199,349
Park Avenue Receivables Co., LLC 5.29%-5.34% due 8/10-9/20/2006[2]	75,000	74,585
Freddie Mac 4.96%-5.255% due 8/15-10/24/2006	272,900	271,307
Wal-Mart Stores Inc. 5.23%-5.26% due 8/22-9/12/2006[2]	250,000	248,710
CAFCO, LLC 5.11%-5.39% due 8/2-10/11/2006[2]	250,000	247,788
Variable Funding Capital Corp. 5.26%-5.35% due 8/7-9/25/2006[2]	190,200	189,148
Variable Funding Capital Corp. 5.33% due 9/22/2006[2,11]	45,000	44,658
Clipper Receivables Co., LLC 5.24%-5.38% due 8/7-10/23/2006[2]	225,000	223,302
Fannie Mae 5.07%-5.28% due 8/28-10/18/2006	155,300	154,231
Tennessee Valley Authority 5.15%-5.185% due 8/17-9/14/2006	137,200	136,342
FCAR Owner Trust I 5.10%-5.30% due 8/3-8/23/2006	132,800	132,471
Three Pillars Funding, LLC 5.28%-5.39% due 8/1-10/20/2006[2]	127,087	126,432
HSBC Finance Corp. 5.08%-5.32% due 8/30-10/5/2006	125,000	124,172
Gannett Co. 5.20%-5.24% due 8/23-8/28/2006[2]	117,000	116,566
Atlantic Industries 5.05% due 8/1/2006[2]	67,500	67,490
Coca-Cola Co. 5.29% due 9/18/2006	40,500	40,209
International Bank for Reconstruction and Development 5.19% due 9/15/2006	57,500	57,110
International Bank for Reconstruction and Development 5.19% due 9/21/2006[11]	50,000	49,614
UnionBanCal Commercial Funding Corp. 5.01%-5.35% due 8/1-9/5/2006	100,000	99,993
General Electric Capital Services, Inc. 5.15% due 8/17/2006	50,000	49,882
Edison Asset Securitization LLC 5.30%-5.31% due 8/29/2006[2]	50,000	49,788
IBM Capital Inc. 5.14%-5.15% due 9/8-9/11/2006[2]	86,100	85,616
Hershey Co. 5.23%-5.24% due 9/11-9/22/2006[2]	75,700	75,193
NetJets Inc. 5.24%-5.26% due 9/18-9/19/2006[2]	75,000	74,456
E.I. duPont de Nemours and Co. 5.25% due 9/21/2006[2,11]	50,000	49,621
E.I. duPont de Nemours and Co. 5.26% due 9/18/2006[2]	20,000	19,857
Federal Farm Credit Banks 4.98%-5.06% due 8/14-9/1/2006	55,000	54,816
Triple-A One Funding Corp. 5.28% due 8/11/2006[2]	50,691	50,609
3M Co. 5.16% due 8/22/2006	50,000	49,840
General Dynamics Corp. 5.10% due 8/8-8/9/2006[2]	49,300	49,241
Scripps (E.W.) Co. 5.23%-5.30% due 8/10-9/19/2006[2]	45,000	44,817
American Express Credit Corp. 5.14% due 8/21/2006	40,000	39,878
Harvard University 5.08% due 8/14/2006	30,000	29,937
Abbott Laboratories 5.22% due 8/1/2006[2]	25,000	24,996
Becton, Dickinson and Co. 5.21% due 8/2/2006	24,115	24,108
USAA Capital Corp. 4.98% due 8/15/2006	7,800	7,783
Medtronic Inc. 5.18% due 8/14/2006[2]	5,900	5,888

Total short-term securities (cost: $4,800,632,000)		4,800,641

Total investment securities (cost: $59,808,533,000)		68,624,040
Other assets less liabilities		(165,985)

Net assets		$68,458,055

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]
Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $5,490,924,000, which represented 8.02% of the net assets of the fund.

[3]	Security did not produce income during the last 12 months.
[4]	Valued under fair value procedures adopted by authority of the board of directors.
[5]	Coupon rate may change periodically.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Step bond; coupon rate will increase at a later date.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Index-linked bond whose principal amount moves with a government retail price index.
[11]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

MFGEFP-906-0906-S6852

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON INVESTMENT PORTFOLIO

To the Shareholders and
Board of Directors of
The Income Fund of America, Inc.:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The Income Fund of America, Inc. (the “Fund”) as of July 31, 2006, and for the year then ended and have issued our report thereon dated September 14, 2006, which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR. Our audit also included the Fund’s investment portfolio (the “Schedule”) as of July 31, 2006 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Fund’s management. Our responsibility is to express an opinion based on our audit. In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

DELOITTE & TOUCHE LLP
September 14, 2006
Costa Mesa, California
ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating Committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA, INC.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and PEO

Date: October 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and PEO

Date: October 9, 2006

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and PFO

Date: October 9, 2006